              As filed with the Securities and Exchange Commission
                                On June 30, 2004
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                                                  [ ]
                            ---
Post-Effective Amendment No. 72                                              [X]

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 73                                                             [X]

                                   ----------

                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)

                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 643-9691

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                     (Name and Address of Agent for Service)

                                With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to Rule 485(b), or

[ ]  60 days after filing pursuant to Rule 485(a)(1), or

[ ]  on           pursuant to Rule 485(a)(1)
        ---------

[ ]  75 days after filing pursuant to Rule 485(a)(2), or

[ ]  on            pursuant to Rule 485(a)(2)
        ----------

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 72 to the Registration Statement of Wells Fargo Funds Trust is being filed to add the audited financial information for the fiscal year ended February 28, 2004 for the Wells Fargo Outlook Funds, and to register Select Class shares for the Wells Fargo Outlook Funds and the Wells Fargo Large Company Growth Fund.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet

Form N-1A Item Number

Part A   Prospectus Captions
------   -------------------

 1       Front and Back Cover Pages
 2       Objectives
         Principal Strategies
         Summary of Important Risks
 3       Summary of Expenses
         Example of Expenses
 4       Objectives
         Principal Strategies
         Summary of Important Risks
         See Individual Fund Summaries
         Additional Strategies and General Investment Risks
 5       Not applicable
 6       Organization and Management of the Funds
 7       Your Account
         How to Buy Shares
         How to Sell Shares
         Income and Gain Distributions
         Taxes
 8       Not Applicable
 9       See Individual Fund Summaries

Part B   Statement of Additional Information Captions
------   --------------------------------------------

10       Cover Page and Table of Contents
11       Capital Stock
         Cover Page
12       Cover Page
         Investment Policies
         Additional Permitted Investment Activities and Associated Risks
13       Management
14       Capital Stock
15       Management
         Additional Purchase and Redemption Information
16       Portfolio Transactions
17       Capital Stock
18       Determination of Net Asset Value
         Additional Purchase and Redemption Information
19       Federal Income Taxes
20       Management
21       Performance Calculations
22       Financial Information

Part C   Other Information
------   -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                        [LOGO] WELLS FARGO FUNDS

[GRAPHIC]

Wells Fargo Outlook Funds(R)

                                           Prospectus

                                           Wells Fargo Outlook Today Fund(R)

                                           Wells Fargo Outlook 2010 Fund(SM)

                                           Wells Fargo Outlook 2020 Fund(SM)

                                           Wells Fargo Outlook 2030 Fund(SM)

                                           Wells Fargo Outlook 2040 Fund(SM)

                                           Class A, Class B, Class C

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                    July 1, 2004

                            (INTENTIONALLY LEFT BLANK)

Table of Contents                                                 Outlook Funds
--------------------------------------------------------------------------------

Overview                        Objectives and Principal Strategies            4

Important summary information   Summary of Important Risks                     6
about the Funds.
                                Performance History                            8

                                Summary of Expenses                           18

--------------------------------------------------------------------------------
The Funds                       Key Information                               23

Important information about     Outlook Today Fund                            24
the individual Funds.
                                Outlook 2010 Fund                             24

                                Outlook 2020 Fund                             24

                                Outlook 2030 Fund                             24

                                Outlook 2040 Fund                             24

                                Additional Strategies and General
                                   Investment Risks                           38

                                Organization and Management of the
                                   Funds                                      44

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Your Investment                 A Choice of Share Classes                     46

How to open an account and      Reductions and Waivers of Sales Charges       49
how to buy, sell and exchange
Fund shares.                    Exchanges                                     52

                                Your Account                                  54

                                   How to Buy Shares                          56

                                   How to Sell Shares                         59

--------------------------------------------------------------------------------
Reference                       Additional Services and Other
                                   Information                                61
Additional information and
term definitions.               Glossary                                      63

Outlook Funds Overview
--------------------------------------------------------------------------------

See the Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

The Outlook Funds all have the same objective. They are designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk investors may be willing to accept given their stated investment time horizons. Each Fund is managed for investors planning to retire or to begin to withdraw substantial portions of their investment in the Fund's target year.

In buying securities for each Fund, Barclays Global Fund Advisors ("BGFA"), the Funds' investment sub-adviser, does not select individual companies. Instead, BGFA focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria. The Funds then allocate a portion of their assets to the indexes appropriate for each Fund. Where practicable, the Funds buy all the securities that comprise a recommended index; otherwise, the Funds buy a representative sample in an effort to match an index's return as closely as possible. This investment model focuses on the selection of indexes or asset classes rather than the expected performance of individual securities, and does not try to avoid individual underperforming securities, nor does it try to pick individual investments that might outperform the indexes. This strategy stems from the belief that asset allocation decisions--which investment categories you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

--------------------------------------------------------------------------------
FUND                      OBJECTIVE
--------------------------------------------------------------------------------

Outlook Today Fund        The Fund is managed for investors who have retired,
                          are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

Outlook 2010 Fund         The Fund is managed for investors planning to retire
                          or begin to withdraw substantial portions of their investment approximately in the year 2010.

Outlook 2020 Fund         The Fund is managed for investors planning to retire
                          or begin to withdraw substantial portions of their investment approximately in the year 2020.

Outlook 2030 Fund         The Fund is managed for investors planning to retire
                          or begin to withdraw substantial portions of their investment approximately in the year 2030.

Outlook 2040 Fund         The Fund is managed for investors planning to retire
                          or begin to withdraw substantial portions of their investment approximately in the year 2040.

4   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The Outlook Funds pursue a strategy of allocating and reallocating investments among indexes representing stocks and bonds, and money market instruments to capture returns and reduce risk consistent with a stated investment time horizon. Funds with longer time horizons invest more of their assets in stocks to provide capital appreciation over the long term. Funds with shorter time horizons replace some of their stock holdings with bonds and money market instruments to reduce risk and price volatility. Funds with shorter time horizons generally have lower expected returns than Funds with longer time horizons.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

     We invest in a combination of equity and fixed income securities and money market instruments using an asset allocation strategy that is designed to maintain the lowest risk profile of all the Outlook Funds. The Outlook Today Fund continues to allocate a significant portion of its assets to stocks and bonds in addition to money market instruments. On average, we expect that we will invest about 35% of the Fund's assets in stocks, with the rest in bonds and money market instruments. As of the end of the Fund's last fiscal year, the Outlook Today Fund held about 35% of its assets in stocks, 64% of its assets in bonds, and the rest of its assets in money market instruments.

     We invest in a combination of equity and fixed income securities and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or begin to withdraw a substantial portion of their investment around the year 2010. As of the end of the Fund's last fiscal year, the Outlook 2010 Fund held about 48% of its assets in stocks, 51% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Fund will increasingly resemble the Outlook Today Fund.

     We invest in a combination of equity and fixed income securities and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or begin to withdraw a substantial portion of their investment around the year 2020. As of the end of the Fund's last fiscal year, the Outlook 2020 Fund held about 65% of its assets in stocks, 34% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

     We invest in a combination of equity and fixed income securities and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or begin to withdraw a substantial portion of their investment around the year 2030. As of the end of the Fund's last fiscal year, the Outlook 2030 Fund held about 78% of its assets in stocks, 21% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

     We invest in a combination of equity and fixed income securities and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or begin to withdraw a substantial portion of their investment around the year 2040. As of the end of the Fund's last fiscal year, the Outlook 2040 Fund held about 89% of its assets in stocks, 10% of its assets in bonds, and a small portion of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

                                                    Outlook Funds Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the Fund descriptions beginning on page 23;

..    the "Additional Strategies and General Investment Risks" section beginning on page 38; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

     Equity Securities

     The Funds invest in equity securities; the longer time horizon Funds, such as the Outlook 2030 and Outlook 2040 Funds, typically invest a majority of their assets in equity securities. Equity securities are subject to market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Generally, the larger the company, the less volatile and more liquid its stock.

     Small Company Securities

     Certain Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

     Debt Securities

     The Funds invest in debt securities, such as notes and bonds; the shorter time horizon Funds, such as the Outlook Today and Outlook 2010 Funds, typically invest a majority of their assets in debt securities, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

     Foreign Investments

     Certain Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in

6   Outlook Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS (Continued)
--------------------------------------------------------------------------------

     foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

                                                    Outlook Funds Prospectus   7

Performance History
--------------------------------------------------------------------------------

     The Funds in this Prospectus were formerly "feeder" funds in a master/feeder arrangement, whereby each Fund invested all of its assets in a corresponding "master" fund with a substantially identical investment objective and investment strategies. As of June 23, 2001, the Funds became stand-alone funds that invest directly in a portfolio of securities. The information shown below and in the financial highlights for each of the Funds includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

     The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one- and five-year periods and for the life of the Fund are compared to the performance of several appropriate broad-based indexes.

     Please remember that past performance is no guarantee of future results.

     Outlook Today Fund Class A Calendar Year Returns*

       '95     '96    '97     '98     '99    '00    '01    '02      '03
      -----   ----   -----   -----   ----   ----   ----   -----    -----
      17.16%  6.04%  10.43%  10.14%  4.50%  4.36%  3.31%  (4.03)%  11.40%

     Best Qtr.: Q2 '03 . 7.24%    Worst Qtr.: Q3 '02 . (4.40)%

     * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2004 was 2.02%.

8   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts ("IRAs"). After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

     Average annual total returns/1/                                       Life of
     for the period ended 12/31/03                       1 year   5 year    Fund
                                                         ------   ------   -------
     Class A Returns Before Taxes (Incept. 3/1/94)        4.94%    2.57%    5.43%

     Class A Returns After Taxes on Distributions         4.33%    1.01%    3.49%

     Class A Returns After Taxes on Distributions
        and Sale of Fund Shares                           3.19%    1.34%    3.57%

     Class B Returns Before Taxes (Incept. 8/1/98)/2/     5.72%    2.90%    5.54%

     Class C Returns Before Taxes (Incept. 12/1/98)/2/    9.68%    3.26%    5.53%

     Russell 3000 Index
        (reflects no deduction for fees,
        expenses or taxes)                               31.06%    0.37%   10.90%

     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for fees,
        expenses or taxes)                                2.45%    6.52%    6.73%

     MSCI/EAFE Index/4/
        (reflects no deduction for fees,
         expenses or taxes)                              38.59%   (0.05)%   3.71%

     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for fees,
        expenses or taxes)                                0.66%    3.49%    4.91%

/1/  Returns shown reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers U.S. Treasury 3-5 Year Index.
/4/  Morgan Stanley Capital International/Europe, Australasia and Far East
     Index.

                                                    Outlook Funds Prospectus   9

Performance History
--------------------------------------------------------------------------------

     Outlook 2010 Fund Class A Calendar Year Returns*

      '95     '96     '97     '98     '99    '00    '01      '02      '03
     -----   -----   -----   -----   ----   ----   -----    -----    -----
     23.56%  10.50%  16.27%  15.67%  9.10%  0.39%  (1.04)%  (9.23)%  15.56%

     Best Qtr.: Q4 '98 . 9.99%    Worst Qtr.: Q3 '02 . (8.62)%

     * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2004 was 2.03%.

10   Outlook Funds Prospectus

     The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

     Average annual total returns/1/

                                                                                Life of
     for the period ended 12/31/03                            1 year   5 year     Fund
                                                              ------   ------   -------
     Class A Returns Before Taxes (Incept. 3/1/94)             8.92%    1.39%     6.94%
     Class A Returns After Taxes on Distributions              8.37%    0.02%     5.20%
     Class A Returns After Taxes on Distributions
        and Sale of Fund Shares                                5.77%    0.51%     5.09%
     Class B Returns Before Taxes (Incept. 3/1/97)/2/          9.92%    1.69%     7.02%
     Class C Returns Before Taxes (Incept. 12/1/98)/2/        13.93%    2.06%     7.01%
     Russell 3000 Index
        (reflects no deduction for fees, expenses or taxes)   31.06%    0.37%    10.90%
     MSCI/EAFE Index/3/
        (reflects no deduction for fees, expenses or taxes)   38.59%   (0.05)%    3.71%
     LB Treasury 3-5 Year Index/4/
        (reflects no deduction for fees, expenses or taxes)    2.45%    6.52%     6.73%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for fees, expenses or taxes)    0.66%    3.49%     4.91%

     /1/  Returns shown reflect applicable sales charges.
     /2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
     /3/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /4/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   11

Performance History
--------------------------------------------------------------------------------

     Outlook 2020 Fund Class A Calendar Year Returns*

      '95     '96     '97     '98      '99     '00       '01      '02      '03
     -----   -----   -----   -----    ------  -----    ------   -------   -----
     27.13%  13.21%  20.90%  19.59%   13.72%  (4.03)%  (6.51)%  (14.04)%  19.66%

     Best Qtr.: Q4 '98 . 14.48%    Worst Qtr.: Q3 '02 . (11.79)%

     * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2004 was 2.05%.

12   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

     Average annual total returns/1/

                                                                                Life of
     for the period ended 12/31/03                            1 year   5 year    Fund
                                                              ------   ------   -------
     Class A Returns Before Taxes (Incept. 3/1/94)            12.80%   (0.22)%   7.46%

     Class A Returns After Taxes on Distributions             12.33%   (1.33)%   5.87%

     Class A Returns After Taxes on Distributions
        and Sale of Fund Shares                                8.29%   (0.63)%   5.74%

     Class B Returns Before Taxes (Incept. 3/1/97)/2/         13.88%    0.03%    7.54%

     Class C Returns Before Taxes (Incept. 12/1/98)/2/        17.89%    0.42%    7.53%

     Russell 3000 Index
        (reflects no deduction for fees, expenses or taxes)   31.06%    0.37%   10.90%

     MSCI/EAFE Index/3/
        (reflects no deduction for fees, expenses or taxes)   38.59%   (0.05)%   3.71%

     LB Treasury 3-5 Year Index/4/
        (reflects no deduction for fees, expenses or taxes)    2.45%    6.52%    6.73%

     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for fees, expenses or taxes)    0.66%    3.49%    4.91%

     /1/  Returns shown reflect applicable sales charges.
     /2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
     /3/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /4/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   13

Performance History
--------------------------------------------------------------------------------

     Outlook 2030 Fund Class A Calendar Year Returns*

      '95     '96     '97     '98     '99     '00       '01       '02      '03
     -----   -----   -----   -----   -----   -----    ------    ------    -----
     30.76%  15.32%  24.14%  22.40%  16.46%  (5.99)%  (10.17)%  (16.99)%  23.50%

     Best Qtr.: Q4 '98 . 17.93%    Worst Qtr.: Q3 '02 . (14.08)%

     * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2004 was 2.45%.

14   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

     Average annual total returns/1/

                                                                           Life of
     for the period ended 12/31/03                       1 year   5 year     Fund
     -------------------------------------------------   ------   ------   -------
     Class A Returns Before Taxes (Incept. 3/1/94)       16.41%   (1.02)%    8.04%

     Class A Returns After Taxes on Distributions        15.60%   (2.32)%    6.50%

     Class A Returns After Taxes on Distributions
        and Sale of Fund Shares                          10.63%   (1.31)%    6.37%

     Class B Returns Before Taxes (Incept. 3/1/97)/2/    17.61%   (0.78)%    8.11%

     Class C Returns Before Taxes (Incept. 12/1/98)/2/   21.68%   (0.39)%    8.09%

     Russell 3000 Index
        (reflects no deduction for fees, expenses or
           taxes)                                        31.06%    0.37%    10.90%

     MSCI/EAFE Index/3/
        (reflects no deduction for fees, expenses or
           taxes)                                        38.59%   (0.05)%    3.71%

     LB Treasury 3-5 Year Index/4/
        (reflects no deduction for fees, expenses or
           taxes)                                         2.45%    6.52%     6.73%

     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for fees, expenses or
           taxes)                                         0.66%    3.49%     4.91%

     /1/  Returns shown reflect applicable sales charges.
     /2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
     /3/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /4/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   15

Performance History
--------------------------------------------------------------------------------

     Outlook 2040 Fund Class A Calendar Year Returns*

    '95     '96     '97     '98     '99      '00       '01       '02      '03
   -----   -----   -----   -----   -----   ------    ------    ------    -----
   32.21%  18.41%  26.49%  25.17%  21.02%  (10.01)%  (13.82)%  (20.01)%  27.08%

     Best Qtr.: Q4 '98 . 21.54%    Worst Qtr.: Q3 '02 . (16.20)%

     * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2004 was 2.44%.

16   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

     Average annual total returns/1/

                                                                          Life of
     for the period ended 12/31/03                      1 year   5 year     Fund
     ------------------------------------------------   ------   ------   -------
     Class A Returns Before Taxes (Incept. 3/1/94)      19.82%   (2.11)%    8.41%

     Class A Returns After Taxes on Distributions       19.42%   (2.96)%    7.04%

     Class A Returns After Taxes on Distributions and
        Sale of Fund Shares                             12.86%   (1.97)%    6.86%

     Class B Returns Before Taxes (Incept. 3/1/97)/2/   21.36%   (1.88)%    8.47%

     Class C Returns Before Taxes (Incept. 7/1/98)/2/   25.39%   (1.45)%    8.47%

     Russell 3000 Index
        (reflects no deduction for fees, expenses or
           taxes)                                       31.06%    0.37%    10.90%

     MSCI/EAFE Index/3/
        (reflects no deduction for fees, expenses or
           taxes)                                       38.59%   (0.05)%    3.71%

     LB Treasury 3-5 Year Index/4/
        (reflects no deduction for fees, expenses or
           taxes)                                        2.45%    6.52%     6.73%

     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for fees, expenses or
           taxes)                                        0.66%    3.49%     4.91%

     /1/  Returns shown reflect applicable sales charges.
     /2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
     /3/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /4/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   17

Outlook Funds
--------------------------------------------------------------------------------

     These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                             All Funds   All Funds   All Funds
                                             ---------------------------------
                                              CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------

Maximum sales charge (load) imposed on
   purchases
   (as a percentage of offering price)           5.75%      None        None

Maximum deferred sales charge (load)
   (as a percentage of the Net Asset Value
      ("NAV") at purchase)                    None/1/       5.00%       1.00%
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from assets)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                 Outlook                       Outlook
                                                Today Fund                    2010 Fund
                                       ---------------------------------------------------------
                                       CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------
Management Fees/2/                      0.65%     0.65%     0.65%     0.65%     0.65%     0.65%
Distribution (12b-1) Fees               0.00%     0.75%     0.75%     0.00%     0.75%     0.75%
Other Expenses/3/                       0.66%     0.66%     0.65%     0.63%     0.64%     0.63%
------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES    1.31%     2.06%     2.05%     1.28%     2.04%     2.03%
------------------------------------------------------------------------------------------------
Fee Waivers                             0.06%     0.06%     0.05%     0.03%     0.04%     0.03%
------------------------------------------------------------------------------------------------
NET EXPENSES/4/                         1.25%     2.00%     2.00%     1.25%     2.00%     2.00%
------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
/2/ Effective August 1, 2004, the Funds' investment adviser will implement a breakpoint schedule for each Fund's management fee. The management fee charged to a Fund will decline as the Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for each Fund is as follows: 0.65% for assets from $0 to $499 million; 0.60% for assets from $500 million to $999 million; 0.55% for assets from $1 billion to $2.99 billion; 0.525% for assets from $3 billion to $4.99 billion; and 0.50% for assets $5 billion and higher. Please see the Statement of Additional Information for further details.
/3/ Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
/4/ The Adviser has committed through June 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the Net Expense Ratio may be increased only with the approval of the Board of Trustees.

18   Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
           Outlook                       Outlook                     Outlook
          2020 Fund                     2030 Fund                   2040 Fund
---------------------------------------------------------------------------------------
CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------------
 0.65%     0.65%     0.65%     0.65%     0.65%     0.65%     0.65%     0.65%     0.65%
 0.00%     0.75%     0.75%     0.00%     0.75%     0.75%     0.00%     0.75%     0.75%
 0.62%     0.63%     0.62%     0.63%     0.64%     0.63%     0.63%     0.64%     0.63%
---------------------------------------------------------------------------------------
 1.27%     2.03%     2.02%     1.28%     2.04%     2.03%     1.28%     2.04%     2.03%
---------------------------------------------------------------------------------------
 0.02%     0.03%     0.02%     0.03%     0.04%     0.03%     0.03%     0.04%     0.03%
---------------------------------------------------------------------------------------
 1.25%     2.00%     2.00%     1.25%     2.00%     2.00%     1.25%     2.00%     2.00%
---------------------------------------------------------------------------------------

                                                   Outlook Funds Prospectus   19

Outlook Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                 Outlook                       Outlook
                                Today Fund                    2010 Fund
                       ---------------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
 1 YEAR                 $  695    $  703    $  303    $  695    $  703    $  303
 3 YEARS                $  961    $  940    $  638    $  955    $  936    $  634
 5 YEARS                $1,246    $1,303    $1,099    $1,234    $1,295    $1,090
10 YEARS                $2,058    $2,102    $2,375    $2,029    $2,079    $2,356
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                 Outlook                       Outlook
                                Today Fund                    2010 Fund
                       ---------------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
 1 YEAR                 $  695    $  203    $  203    $  695    $  203    $  203
 3 YEARS                $  961    $  640    $  638    $  955    $  636    $  634
 5 YEARS                $1,246    $1,103    $1,099    $1,234    $1,095    $1,090
10 YEARS                $2,058    $2,102    $2,375    $2,029    $2,079    $2,356
--------------------------------------------------------------------------------

20   Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
          Outlook                       Outlook                       Outlook
         2020 Fund                     2030 Fund                     2040 Fund
---------------------------------------------------------------------------------------
CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------------
 $  695    $  703    $  303    $  695    $  703    $  303    $  695    $  703    $  303
 $  953    $  934    $  632    $  955    $  936    $  634    $  955    $  936    $  634
 $1,230    $1,290    $1,086    $1,234    $1,295    $1,090    $1,234    $1,295    $1,090
 $2,019    $2,069    $2,346    $2,029    $2,079    $2,356    $2,029    $2,079    $2,356
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
          Outlook                       Outlook                       Outlook
         2020 Fund                     2030 Fund                     2040 Fund
---------------------------------------------------------------------------------------
CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------------
 $  695    $  203    $  203    $  695    $  203    $  203    $  695    $  203    $  203
 $  953    $  634    $  632    $  955    $  636    $  634    $  955    $  636    $  634
 $1,230    $1,090    $1,086    $1,234    $1,095    $1,090    $1,234    $1,095    $1,090
 $2,019    $2,069    $2,346    $2,029    $2,079    $2,356    $2,029    $2,079    $2,356
---------------------------------------------------------------------------------------

                                                   Outlook Funds Prospectus   21

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Key Information
--------------------------------------------------------------------------------

     Key Terms

     An "asset class" is a broad category of investments such as "bonds" or "equities." "Allocation" refers to the distribution of portfolio assets among two or more asset classes and among indexes within each asset class. The Funds offered in this Prospectus are managed using a computer model that recommends the allocation of assets according to a Fund's investment objective and risk tolerance.

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------
     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------
     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------
     Permitted Investments

     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

     ---------------------------------------------------------------------------
     Important Risk Factors

     Describes the key risk factors Describes the key risk factors for the fund, and includes risk described described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

                                                   Outlook Funds Prospectus   23

Outlook Funds
--------------------------------------------------------------------------------

     Investment Objectives

     Each Fund seeks to provide investors with an asset allocation strategy designed to maximize total return for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular Outlook Fund based on their investment time horizon. Specifically:

     . Outlook Today Fund is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

     . Outlook 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

     . Outlook 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

     . Outlook 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

     . Outlook 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

     ---------------------------------------------------------------------------

     Investment Strategies

     The Funds were the first funds of their kind to offer a flexible investment strategy designed to change over specific time horizons. Typically, long-term investment goals are pursued with a more aggressive mix of equities and fixed income securities than short-term investment goals. The allocation of each Fund gradually grows more conservative as the target year indicated in the Fund's title approaches. You are encouraged to choose the Fund whose title year most closely matches the year during which you expect to begin regularly redeeming shares.

     Keep in mind, however, that the target year also serves as a guide to the relative risk exposure of each Fund, where the Outlook 2040 Fund has the most aggressive asset allocation and the Outlook Today Fund has the least aggressive asset allocation. If you have a low risk tolerance, you may not wish to invest in the Outlook 2040 Fund, for example, even if you do not expect to retire for another forty years. Conversely, you may feel comfortable choosing a more aggressive Outlook Fund for a near-term investment goal.

     Each Fund follows an asset allocation strategy among three broad investment classes: equities of domestic and foreign issuers, debt securities and cash in the form of money market instruments. We allocate and reallocate assets among a wide range of indexes representing U.S. and foreign common stocks, fixed income securities and money market instruments according to the recommended mix suitable for each Fund's risk level. Under normal circumstances, the Outlook Today Fund will typically invest 65% of its assets in a mix of fixed income securities and money market instruments and 35% of its assets in equity securities as it seeks stable income production and reduced volatility. The longer time horizon Funds may invest up to 100% of their assets in stocks, but as their target year approaches, their allocation will increasingly resemble the current allocation of the Outlook Today Fund.

24   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The Outlook Today Fund seeks to maximize total return consistent with assuming the lowest risk of any Outlook series. However, unlike the remaining Outlook Funds with target dates, the Outlook Today Fund does not reduce its investment risk through time. Instead, the Fund is expected to maintain its asset allocation as mentioned on the previous page. When one of the other Outlook Funds reaches its target year, it is expected that shareholders will be asked to approve combining such Funds with the Outlook Today Fund.

     ---------------------------------------------------------------------------

     Model-Driven Decisions

     The Funds' assets are allocated across investment groups according to a sophisticated mathematical model that was developed in 1993 and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure that it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA gains a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such a model.

     Asset Allocation Decisions

     In buying securities for each Fund, the investment model does not select individual companies. Instead, the model selects a mix of indexes by measuring their risk levels and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The model then allocates a portion of each Fund's assets to each index appropriate for each Fund. Where practicable, each Fund buys all the securities that comprise a recommended index; otherwise, the Fund buys a representative sample in an effort to match an index's return as closely as possible. The model focuses on the selection of indexes or asset classes rather than the expected performance of individual securities.

     This strategy stems from the belief that asset allocation decisions--which investment categories you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

--------------------------------------------------------------------------------

     Risk Tolerance

     Two general rules of investing have shaped the Funds' strategies:

     . Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential for loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

     . Generally, the longer an investor's investment time horizon, the greater the investor's risk tolerance. The investor's investments have more time to recoup their losses.

     The Funds with longer time horizons are subject to more risk. This normally gives investors the potential for greater returns than the Funds with shorter time horizons. As a Fund approaches its target year, and its investors have less time to recover from market declines, the Fund systematically reduces the level of risk. This systematic shift toward more stable investments should help secure the value of your Outlook investment as the time nears for you to begin drawing on it.

                                                   Outlook Funds Prospectus   25

Outlook Funds
--------------------------------------------------------------------------------

     BGFA does not limit its analysis to long-term expectations. The investment model also takes into account short-term market conditions. If conditions in a market have increased risk levels of an investment type or index to a point that its risk outweighs its expected returns, the model will not allocate as much of a Fund's assets to it as it otherwise might. Conversely, the model may reduce a Fund's allocation, even when risks have not increased, because the expected return of an investment type or index has fallen. This usually happens because prices in a market have risen so high that the potential for further gain appears limited.

     ---------------------------------------------------------------------------

     After a Fund Reaches its Target Year

     By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital. This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Fund continues to allocate a significant portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 35% of the Fund's assets will be invested in stocks, with the remainder in debt securities and money market instruments.

     ---------------------------------------------------------------------------

     Permitted Investments

     All of the Funds seek exposure to U.S. and foreign equity markets by investing in securities of the following stock indexes:

     . The Russell 1000 Growth Index, which consists primarily of large-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The Russell 1000 Value Index, which consists primarily of large-capitalization U.S. stocks with lower than average price-to-book ratios;

     . The Russell 2000 Growth Index, which consists primarily of small-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The Russell 2000 Value Index, which consists primarily of small-capitalization U.S. stocks with lower than average price-to-book ratios; and

     . The Morgan Stanley Capital International/Europe, Australasia and Far East Index, which consists primarily of foreign stocks.

     We seek exposure to the U.S. fixed income markets by investing in securities representative of the Lehman Brothers U.S.Treasury 3-5 Year Index, which consists primarily of public obligations of the U.S.Treasury with a maturity from 3 up to (but not including) 5 years.

     We also invest in high-quality money market instruments, including U.S.Government obligations, obligations of foreign and domestic banks, short-term corporate debt securities and repurchase agreements. In addition, under normal market circumstances, we may invest in call and put options on stock indexes, stock index futures, options on stock index futures, interest rate and interest rate futures contracts as a substitute for a comparable market position in stocks.

     We are not required to keep a minimum investment in any of the indexes, nor are we prohibited from investing substantially all of our assets in a single asset class. The asset allocation may shift at any time.

26   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     Portfolio Allocations

     As of February 29, 2004, the Fund's most recent fiscal year end, each Fund's asset weighting was as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 OUTLOOK
                                  TODAY     OUTLOOK     OUTLOOK     OUTLOOK     OUTLOOK
            ASSET CLASS            FUND    2010 FUND   2020 FUND   2030 FUND   2040 FUND
            -----------          -------   ---------   ---------   ---------   ---------
     Money Market Instruments       1%         1%          1%          1%          1%

     Bonds                         64%        51%         34%         21%         10%

     Domestic Large Cap Equity     22%        32%         43%         53%         64%

     Domestic Small Cap Equity      4%         4%          5%          5%          6%

     Foreign Equity                 9%        12%         17%         20%         19%

     Portfolio Management

     Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of an asset allocation model. BGFA's investment professionals conduct ongoing research to enhance the model.

--------------------------------------------------------------------------------

     Important Risk Factors

     The Funds are primarily subject to the risks described under "Common Risks for the Funds" on page 6.The value of investments in options on stock indexes is affected by price level movements for a particular index, rather than price movements for an individual issue.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 38.These considerations are all important to your investment choice.

                                                   Outlook Funds Prospectus   27

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------


                                                  OUTLOOK TODAY FUND CLASS A SHARES -- COMMENCED ON
                                                  MARCH 1, 1994
                                                  ----------------------------------------------------
                                                  Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
                                                    2004       2003       2002       2001       2000
                                                  ----------------------------------------------------

For the period ended:

Net asset value, beginning of period               $  8.96    $  9.79    $  9.94    $ 10.30    $ 10.52

Income from investment operations:
   Net investment income (loss)                       0.15       0.21       0.29       0.38       0.38
   Net realized and unrealized gain (loss)
      on investments                                  1.22      (0.66)     (0.09)      0.21       0.09

Total from investment operations                      1.37      (0.45)      0.20       0.59       0.47

Less distributions:
   Dividends from net investment income              (0.16)     (0.22)     (0.29)     (0.39)     (0.36)
   Distributions from net realized capital gain       0.00      (0.16)     (0.06)     (0.56)     (0.33)

Total from distributions                             (0.16)     (0.38)     (0.35)     (0.95)     (0.69)

Net asset value, end of period                     $ 10.17    $  8.96    $  9.79    $  9.94    $ 10.30

Total return/1/                                      15.41%     (4.63)%     2.06%      5.79%      4.47%

Ratios/supplemental data:
   Net assets, end of period (000s)                $39,856    $33,299    $41,543    $46,316    $44,801

Ratios to average net assets/2/:
   Ratio of expenses to average net assets            1.28%      1.30%      1.30%      1.30%      1.30%
   Ratio of net investment income (loss) to
      average net assets                              1.58%      2.12%      2.85%      3.66%      3.29%

Portfolio turnover/3/                                   33%        53%        51%        58%        55%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2, 4/       1.36%      1.60%      1.63%      1.51%      1.45%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28   Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CLASS B SHARES--COMMENCED                              CLASS C SHARES--COMMENCED
ON AUGUST 1, 1998                                      ON DECEMBER 1, 1998
-----------------------------------------------------------------------------------------------------------
Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,   Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
  2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------
$  9.12    $  9.96    $ 10.11    $ 10.44     $10.61    $  9.11     $ 9.94     $10.09     $10.44     $10.62

   0.09       0.15       0.23       0.31       0.27       0.08       0.16       0.23       0.34       0.29

   1.24      (0.66)     (0.08)      0.24       0.14       1.24      (0.66)     (0.08)      0.21       0.12

   1.33      (0.51)      0.15       0.55       0.41       1.32      (0.50)      0.15       0.55       0.41

  (0.10)     (0.17)     (0.24)     (0.32)     (0.25)     (0.10)     (0.17)     (0.24)     (0.34)     (0.26)
   0.00      (0.16)     (0.06)     (0.56)     (0.33)      0.00      (0.16)     (0.06)     (0.56)     (0.33)

  (0.10)     (0.33)     (0.30)     (0.88)     (0.58)     (0.10)     (0.33)     (0.30)     (0.90)     (0.59)

$ 10.35    $  9.12    $  9.96    $ 10.11     $10.44    $ 10.33     $ 9.11     $ 9.94     $10.09     $10.44

  14.65%     (5.15)%     1.54%      5.30%      3.87%     14.61%     (5.06)%     1.52%      5.36%      3.91%

$22,616    $19,428    $16,678    $11,425     $6,457    $13,800     $7,822     $7,678     $5,972     $7,243

   1.95%      1.80%      1.80%      1.80%      1.80%      1.96%      1.80%      1.80%      1.80%      1.80%

   0.91%      1.60%      2.31%      3.15%      2.76%      0.88%      1.61%      2.32%      3.19%      2.77%

     33%        53%        51%        58%        55%        33%        53%        51%        58%        55%

   2.11%      2.28%      2.26%      2.00%      2.17%      2.10%      2.23%      2.26%      1.97%      2.13%

                                                   Outlook Funds Prospectus   29

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                     OUTLOOK 2010 FUND CLASS A SHARES--COMMENCED
                                                     ON MARCH 1, 1994
                                                     ----------------------------------------------------
                                                     Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
For the period ended:                                  2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
   Net asset value, beginning of period               $ 10.25   $ 11.65    $ 12.22    $  12.88    $ 13.27

   Income from investment operations:
      Net investment income (loss)                       0.15      0.19       0.28        0.35       0.34
      Net realized and unrealized gain (loss)
         on investments                                  1.98     (1.33)     (0.45)      (0.15)      0.66
   Total from investment operations                      2.13     (1.14)     (0.17)       0.20       1.00

   Less distributions:
      Dividends from net investment income              (0.16)    (0.20)     (0.27)      (0.35)     (0.34)
      Distributions from net realized capital gain       0.00     (0.06)     (0.13)      (0.51)     (1.05)

   Total from distributions                             (0.16)    (0.26)     (0.40)      (0.86)     (1.39)

   Net asset value, end of period                     $ 12.22   $ 10.25    $ 11.65    $  12.22    $ 12.88

   Total return/1/                                      20.94%    (9.86)%    (1.43)%      1.41%      7.50%

   Ratios/supplemental data:
      Net assets, end of period (000s)                $88,910   $68,977    $89,878    $107,161    $89,056

   Ratios to average net assets/2/:
      Ratio of expenses to average net assets            1.28%     1.30%      1.30%       1.30%      1.30%
      Ratio of net investment income (loss) to
         average net assets                              1.36%     1.69%      2.25%       2.74%      2.45%

   Portfolio turnover/3/                                   31%       65%        39%         54%        49%

   Ratio of expenses to average net assets prior
      to waived fees and reimbursed expenses/2, 4/       1.33%     1.44%      1.53%       1.43%      1.39%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30   Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CLASS B SHARES--COMMENCED                              CLASS C SHARES--COMMENCED
ON MARCH 1, 1997                                       ON DECEMBER 1, 1998
-----------------------------------------------------------------------------------------------------------
Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,   Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
  2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------
 $ 10.26   $ 11.66    $ 12.23     $ 12.88    $ 13.25     $10.35    $ 11.75    $12.32      $12.97     $13.29

    0.08      0.13       0.20        0.28       0.25       0.07       0.13      0.20        0.29       0.21

    1.98     (1.33)     (0.43)      (0.14)      0.68       2.00      (1.33)    (0.43)      (0.16)      0.72

    2.06     (1.20)     (0.23)       0.14       0.93       2.07      (1.20)    (0.23)       0.13       0.93

   (0.09)    (0.14)     (0.21)      (0.28)     (0.25)     (0.09)     (0.14)    (0.21)      (0.27)     (0.20)

    0.00     (0.06)     (0.13)      (0.51)     (1.05)      0.00      (0.06)    (0.13)      (0.51)     (1.05)

   (0.09)    (0.20)     (0.34)      (0.79)     (1.30)     (0.09)     (0.20)    (0.34)      (0.78)     (1.25)

 $ 12.23   $ 10.26    $ 11.66     $ 12.23    $ 12.88     $12.33    $ 10.35    $11.75      $12.32     $12.97

   20.16%   (10.34)%    (1.92)%      0.93%      6.96%     20.13%    (10.29)%   (1.90)%      0.89%      6.91%

 $34,284   $32,831    $41,166     $36,727    $29,937     $8,190    $ 5,631    $5,919      $5,850     $5,364

    1.95%     1.80%      1.80%       1.80%      1.80%      1.96%      1.80%     1.80%       1.80%      1.80%

    0.70%     1.19%      1.73%       2.23%      1.93%      0.67%      1.18%     1.74%       2.24%      1.88%

      31%       65%        39%         54%        49%        31%        65%       39%         54%        49%

    2.09%     2.13%      2.12%       1.95%      1.94%      2.08%      2.21%     2.12%       1.96%      2.52%

                                                   Outlook Funds Prospectus   31

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                     OUTLOOK 2020 FUND CLASS A SHARES--COMMENCED
                                                     ON MARCH 1, 1994
                                                     -------------------------------------------------------
                                                     Feb. 29,   Feb. 28,    Feb. 28,    Feb. 28,    Feb. 29,
For the period ended:                                  2004       2003        2002        2001        2000
                                                     -------------------------------------------------------
   Net asset value, beginning of period              $  10.36   $  12.29    $  13.28    $  14.78    $  14.91

   Income from investment operations:
      Net investment income (loss)                       0.14       0.14        0.13        0.24        0.24
      Net realized and unrealized gain (loss)
         on investments                                  2.60      (1.93)      (0.87)      (0.75)       1.33

   Total from investment operations                      2.74      (1.79)      (0.74)      (0.51)       1.57

   Less distributions:
      Dividends from net investment income              (0.14)     (0.14)      (0.14)      (0.23)      (0.24)
      Distributions from net realized capital gain       0.00       0.00       (0.11)      (0.74)      (1.46)
      Return of capital                                  0.00       0.00        0.00       (0.02)       0.00

   Total from distributions                             (0.14)     (0.14)      (0.25)      (0.99)      (1.70)

   Net asset value, end of period                    $  12.96   $  10.36    $  12.29    $  13.28    $  14.78

   Total return/1/                                      26.58%    (14.65)%     (5.57)%     (3.79)%     10.45%

   Ratios/supplemental data:
      Net assets, end of period (000s)               $139,981   $105,206    $137,265    $154,871    $176,460

   Ratios to average net assets/2/:
      Ratio of expenses to average net assets            1.28%      1.30%       1.30%       1.30%       1.30%
      Ratio of net investment income (loss) to
         average net assets                              1.16%      1.16%       1.35%       1.63%       1.52%

   Portfolio turnover/3/                                   31%        62%         29%         39%         43%

   Ratio of expenses to average net assets prior
      to waived fees and reimbursed expenses/2, 4/       1.32%      1.42%       1.50%       1.39%       1.33%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ SFor activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

32   Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

CLASS B SHARES--COMMENCED                              CLASS C SHARES--COMMENCED
ON MARCH 1, 1997                                       ON DECEMBER 1, 1998
-----------------------------------------------------------------------------------------------------------
Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,   Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
  2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------
 $ 10.28   $ 12.18    $ 13.17    $ 14.66     $ 14.79    $10.34    $ 12.26    $13.25     $14.74      $14.82

    0.06      0.07       0.07       0.16        0.15      0.06       0.07      0.07       0.16        0.11

    2.57     (1.90)     (0.87)     (0.74)       1.33      2.60      (1.92)    (0.87)     (0.74)       1.37

    2.63     (1.83)     (0.80)     (0.58)       1.48      2.66      (1.85)    (0.80)     (0.58)       1.48

   (0.06)    (0.07)     (0.08)     (0.16)      (0.15)    (0.07)     (0.07)    (0.08)     (0.16)      (0.10)

    0.00      0.00      (0.11)     (0.74)      (1.46)     0.00       0.00     (0.11)     (0.74)      (1.46)

    0.00      0.00       0.00      (0.01)       0.00      0.00       0.00      0.00      (0.01)       0.00

   (0.06)    (0.07)     (0.19)     (0.91)      (1.61)    (0.07)     (0.07)    (0.19)     (0.91)      (1.56)

 $ 12.85   $ 10.28    $ 12.18    $ 13.17     $ 14.66    $12.93    $ 10.34    $12.26     $13.25      $14.74

   25.71%   (15.04)%    (6.09)%    (4.25)%      9.90%    25.79%    (15.12)%   (6.06)%    (4.26)%      9.87%

 $32,803   $31,052    $43,280    $47,591     $47,472    $8,040    $ 5,330    $6,767     $6,308      $3,009

    1.95%     1.80%      1.80%      1.80%       1.80%     1.96%      1.80%     1.80%      1.80%       1.80%

    0.51%     0.66%      0.85%      1.12%       1.02%     0.47%      0.66%     0.83%      1.15%       0.92%

      31%       62%        29%        39%         43%       31%        62%       29%        39%         43%

    2.08%     2.13%      2.08%      1.94%       1.95%     2.07%      2.20%     2.08%      1.96%       3.28%

                                                   Outlook Funds Prospectus   33

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                      OUTLOOK 2030 FUND CLASS A SHARES--COMMENCED ON
                                                                        MARCH 1, 1994
                                                  -------------------------------------------------------
                                                  Feb. 29,   Feb. 28,    Feb. 28,    Feb. 28,    Feb. 29,
For the period ended:                               2004       2003        2002        2001        2000
                                                  -------------------------------------------------------
Net asset value, beginning of period              $  10.48    $ 13.34    $  15.13    $  16.96    $  17.15

Income from investment operations:
   Net investment income (loss)                       0.13       0.11        0.12        0.17        0.17
   Net realized and unrealized gain (loss)
      on investments                                  3.17      (2.40)      (1.43)      (1.17)       2.03

Total from investment operations                      3.30      (2.29)      (1.31)      (1.00)       2.20

Less distributions:
   Dividends from net investment income              (0.13)     (0.12)      (0.12)      (0.16)      (0.17)
   Distributions from net realized capital gain      (0.12)     (0.45)      (0.36)      (0.67)      (2.22)
Total from distributions                             (0.25)     (0.57)      (0.48)      (0.83)      (2.39)
Net asset value, end of period                    $  13.53    $ 10.48    $  13.34    $  15.13    $  16.96
Total return/1/                                      31.73%    (17.40)%     (8.68)%     (6.29)%     12.63%

Ratios/supplemental data:
   Net assets, end of period (000s)               $106,449    $75,953    $100,884    $133,569    $140,867

Ratios to average net assets/2/:

   Ratio of expenses to average net assets            1.28%      1.30%       1.30%       1.30%       1.30%
   Ratio of net investment income
      (loss) to average net assets                    1.15%      0.88%       0.81%       0.97%       0.96%

Portfolio turnover/3/                                   27%        68%         27%         27%         26%
Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2, 4/       1.33%      1.52%       1.57%       1.41%       1.37%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34   Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   CLASS B SHARES--COMMENCED              CLASS C SHARES--COMMENCED
   ON MARCH 1, 1997                       ON DECEMBER 1, 1998
-----------------------------------------------------------------------------------------------------------
Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,   Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
  2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------
 $ 10.32    $ 13.13    $ 14.88    $ 16.72    $ 16.93     $10.33    $ 13.14     $14.90     $16.74     $16.94
    0.06       0.04       0.05       0.07       0.08       0.06       0.05       0.04       0.08       0.06
    3.11      (2.35)     (1.39)     (1.16)      2.01       3.12      (2.36)     (1.39)     (1.17)      2.01
    3.17      (2.31)     (1.34)     (1.09)      2.09       3.18      (2.31)     (1.35)     (1.09)      2.07
   (0.06)     (0.05)     (0.05)     (0.08)     (0.08)     (0.07)     (0.05)     (0.05)     (0.08)     (0.05)
   (0.12)     (0.45)     (0.36)     (0.67)     (2.22)     (0.12)     (0.45)     (0.36)     (0.67)     (2.22)
   (0.18)     (0.50)     (0.41)     (0.75)     (2.30)     (0.19)     (0.50)     (0.41)     (0.75)     (2.27)
 $ 13.31    $ 10.32    $ 13.13    $ 14.88    $ 16.72     $13.32    $ 10.33     $13.14     $14.90     $16.74
   30.82%    (17.76)%    (9.10)%    (6.79)%    12.13%     30.88%    (17.78)%    (9.12)%    (6.79)%    12.05%
 $21,131    $20,319    $27,913    $34,570    $36,406     $5,559    $ 2,791     $3,412     $3,467     $1,293
    1.94%      1.80%      1.80%      1.80%      1.80%      1.96%      1.80%      1.80%      1.80%      1.80%
    0.50%      0.38%      0.30%      0.47%      0.44%      0.45%      0.39%      0.29%      0.49%      0.36%
      27%        68%        27%        27%        26%        27%        68%        27%        27%        26%
    2.09%      2.21%      2.17%      2.00%      1.98%      2.08%      2.44%      2.17%      2.16%      5.37%

                                                   Outlook Funds Prospectus   35

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                     OUTLOOK 2040 FUND CLASS A SHARES--COMMENCED ON
                                                                       MARCH 1, 1994
                                                  ----------------------------------------------------------
                                                  Feb. 29,     Feb. 28,     Feb. 28,    Feb. 28,    Feb. 29,
For the period ended:                               2004         2003         2002        2001        2000
                                                  ----------------------------------------------------------
Net asset value, beginning of period              $  10.65     $  13.55     $  15.50    $  18.78    $  17.87

Income from investment operations:
   Net investment income (loss)                       0.12/6/      0.08/6/      0.03        0.02        0.05
   Net realized and unrealized gain (loss)
      on investments                                  3.75        (2.81)       (1.80)      (1.98)       2.78

Total from investment operations                      3.87        (2.73)       (1.77)      (1.96)       2.83

Less distributions:
   Dividends from net investment income              (0.12)       (0.08)        0.00       (0.03)      (0.05)
   Distributions from net realized capital gain       0.00        (0.09)       (0.18)      (1.29)      (1.87)
Total from distributions                             (0.12)       (0.17)       (0.18)      (1.32)      (1.92)
Net asset value, end of period                    $  14.40     $  10.65     $  13.55    $  15.50    $  18.78
Total return/1/                                      36.52%      (20.24)%     (11.45)%    (11.09)%     15.65%

Ratios/supplemental data:
   Net assets, end of period (000s)               $156,806     $111,546     $169,829    $218,085    $306,002

Ratios to average net assets/2/:

   Ratio of expenses to average net assets            1.27%        1.30%        1.30%       1.30%       1.30%
   Ratio of net investment income
      (loss) to average net assets                    0.95%        0.65%        0.24%       0.15%       0.24%

Portfolio turnover/4/                                   18%          54%          14%         20%         29%
Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2, 5/       1.33%        1.49%        1.55%       1.41%       1.36%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/  Distribution was less than $.01 per share.
/4/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/6/  Calculated based upon average shares outstanding.

36   Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CLASS B SHARES--COMMENCED                                  CLASS C SHARES--COMMENCED
ON MARCH 1, 1997                                           ON JULY 1, 1998
------------------------------------------------------------------------------------------------------------------
Feb. 29,     Feb. 28,    Feb. 28,   Feb. 28,    Feb. 29,   Feb. 29,    Feb. 28,    Feb. 28,   Feb. 28,    Feb. 29,
  2004         2003        2002       2001        2000       2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------
 $ 10.28     $ 13.08     $ 15.05    $ 18.34     $ 17.52     $10.28     $ 13.09     $ 15.06    $ 18.34     $17.53
    0.04/6/     0.02/6/    (0.05)     (0.05)      (0.04)      0.03/6/     0.02/6/    (0.04)     (0.05)     (0.04)
    3.61       (2.70)      (1.74)     (1.95)       2.73       3.62       (2.71)      (1.75)     (1.94)      2.72
    3.65       (2.68)      (1.79)     (2.00)       2.69       3.65       (2.69)      (1.79)     (1.99)      2.68
   (0.07)      (0.03)       0.00       0.00/3/     0.00      (0.07)      (0.03)       0.00       0.00/3/    0.00
    0.00       (0.09)      (0.18)     (1.29)      (1.87)      0.00       (0.09)      (0.18)     (1.29)     (1.87)
   (0.07)      (0.12)      (0.18)     (1.29)      (1.87)     (0.07)      (0.12)      (0.18)     (1.29)     (1.87)
 $ 13.86     $ 10.28     $ 13.08    $ 15.05     $ 18.34     $13.86     $ 10.28     $ 13.09    $ 15.06     $18.34
   35.58%     (20.60)%    (11.93)%   (11.53)%     15.07%     35.62%     (20.66)%    (11.92)%   (11.52)%    15.07%
 $42,603     $43,980     $67,290    $84,993     $93,757     $5,146     $ 3,767     $ 5,432    $ 6,349     $6,095
    1.94%       1.80%       1.80%      1.80%       1.80%      1.94%       1.80%       1.80%      1.80%      1.80%
    0.31%       0.15%      (0.27)%    (0.35)%     (0.28)%     0.28%       0.15%      (0.27)%    (0.35)%    (0.30)%
      18%         54%         14%        20%         29%        18%         54%         14%        20%        29%
    2.09%       2.23%       2.14%      2.05%       1.95%      2.08%       2.31%       2.14%      1.96%      2.55%

                                                   Outlook Funds Prospectus   37

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .    We cannot guarantee that a Fund will meet its investment objective.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds that invest in smaller companies and foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign markets may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

     . Certain Funds may use various derivative instruments, such as options or futures contracts. The term "derivative" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     . Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

     . Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

38   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

     Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitments or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

                                                   Outlook Funds Prospectus   39

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section on page 26 for additional information. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

40   Outlook Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember each Fund is designed to meet different investment needs and objectives.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                          PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow money for temporary    Leverage Risk
purposes (e.g., to meet shareholder
redemptions).

Floating and Variable Rate Debt

Instruments with interest rates that are     Interest Rate and
adjusted either on a schedule or when an     Credit Risk
index or benchmark changes.

Foreign Obligations

Debt securities of non-U.S. companies,       Foreign Investment, Regulatory and
foreign banks, foreign governments, and      Liquidity Risk
other foreign entities.

Foreign Securities

Equity securities issued by a non-U.S.       Foreign Investment, Regulatory,
company, which may be in the form of an      Liquidity and Currency Risk
ADR or similar investment.

Forward Commitment, When-Issued and
Delayed Delivery Transactions

Securities bought and sold for delivery at   Interest Rate, Leverage
a later date or bought or sold for a fixed   and Credit Risk
price at a fixed date.

Illiquid Securities

A security which may not be sold or          Liquidity Risk
disposed of in the ordinary course of
business within seven days at the value
determined by the Fund. Limited to 15% of net assets.

Loans of Portfolio Securities

The practice of loaning securities to        Credit, Counter-Party
brokers, dealers and financial               and Leverage Risk
institutions to increase returns on those securities. Loans may be made up to 1940
Act limits (currently one-third of total assets, including the value of collateral received).

Mortgage- and Other Asset-Backed Securities

Securities consisting of fractional          Interest Rate, Credit and
interests in pools of consumer loans, such   Prepayment/Extension Risk
as mortgage loans, car loans, credit card debt, or receivables held in trust.

Options

The right to buy or sell a security based    Credit, Leverage and Liquidity Risk
on an agreed upon price at a specific
time. Types of options used may include:
options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio values.

Other Mutual Funds

Investments by the Fund in shares of other   Market Risk
mutual funds, which will cause Fund
shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

                                                   Outlook Funds Prospectus   41

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                          PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Privately Issued Securities

Securities that are not publicly traded      Liquidity Risk
but which may or may not be resold in
accordance with Rule 144A under the
Securities Act of 1933.

Repurchase Agreements

A transaction in which the seller of a       Credit and
security agrees to buy back a security at    Counter-Party Risk
an agreed upon time and price, usually
with interest.

Small Company Securities

Investments in small companies, which may    Small Company Investment
be less liquid and more volatile than        and Liquidity Risk
investments in larger companies.

42   Outlook Funds Prospectus

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Organization and Management of the Funds
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A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("the Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Funds' activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               INVESTMENT ADVISER                      CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Funds Management,LLC        Wells Fargo Bank,N.A.
525 Market St. San Francisco, CA        6th & Marquette,Minneapolis,MN
Manages the Funds' investment           Provides safekeeping for the Funds'
activities                              assets

--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------
                          Barclays Global Fund Advisors
                      45 Fremont Street, San Francisco, CA
                 Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   SHAREHOLDER
                                   TRANSFER                         SERVICING
     ADMINISTRATOR                  AGENT                            AGENTS
--------------------------------------------------------------------------------
Wells Fargo Funds              Boston Financial Data              Various Agents
Management, LLC                Services, Inc.
525 Market St.                 Two Heritage Dr.
San Francisco, CA              Quincy,MA

Manages the                    Maintains records                  Provide
Funds' investment              of shares and                      services to
activities                     supervises the payment             customers
                               of dividends

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   SHAREHOLDERS
--------------------------------------------------------------------------------

44   Outlook Funds Prospectus

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     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank,which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under OManagement FeesO in the front of this Prospectus. As of March 31, 2004, Funds Management managed over $76 billion in mutual fund assets.

     The Sub-Adviser

     Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BGFA invests the Funds' assets according to an asset allocation model. No particular individuals are responsible for the day-to-day management of the Funds. As of March 31, 2004, BGI and its affiliates managed or provided investment advice for assets aggregating in excess of $1.1 trillion.

     BGFA is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     Shareholder Servicing Plan

     We have a shareholder servicing plan for each Fund. Under this plan,we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

                                                   Outlook Funds Prospectus   45

A Choice of Share Classes
--------------------------------------------------------------------------------

     After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this
     Prospectus:

     . Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

     . Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

     . Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

     The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

     You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares. Please see "Class B Share CDSC Schedule" below for further details.

     Class B and Class C shares are available for all of the Funds in this Prospectus. Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares, however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold the shares before redeeming them.

     Orders for Class B shares of $100,000 or more will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent, would qualify for the purchase of Class A shares without an initial sales charge, either will be treated as orders for Class A shares or will be refused.

     Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

     Class A Share Sales Charge Schedule

     If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

46   Outlook Funds Prospectus

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--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                              FRONT-END SALES   FRONT-END SALES
                                CHARGE AS %       CHARGE AS %
             AMOUNT              OF PUBLIC         OF AMOUNT
          OF PURCHASE          OFFERING PRICE       INVESTED

     Less than $50,000              5.75%            6.10%
     $50,000 to $99,999             4.75%            4.99%
     $100,000 to $249,999           3.75%            3.90%
     $250,000 to $499,999           2.75%            2.83%
     $500,000 to $999,999           2.00%            2.04%
     $1,000,000 and over/1/         0.00%            0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. Certain exceptions apply (see "CDSCWaivers" and "Waivers for Certain Parties"). The CDSC percentage you pay on Class A shares purchased prior to February 1, 2004, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after February 1, 2004, the CDSC percentage you pay is applied to the NAV of the shares on the date of the original purchase.

     Class B Share CDSC Schedule

     If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "CDSC Waivers" and "Waivers for Certain Parties"). The CDSC schedule is as follows:

--------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

     REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS    8 YEARS
                         ------   -------   -------   -------   -------   -------   -------    -------
     CDSC                 5.00%    4.00%     3.00%     3.00%     2.00%     1.00%     0.00%    A shares

     The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of the original purchase.

     To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

     Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

                                                   Outlook Funds Prospectus   47

A Choice of Share Classes
--------------------------------------------------------------------------------

     Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

     ---------------------------------------------------------------------------
     CLASS B SHARES RECIVED IN EXCHABNGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC
     SCHEDULE:
     ---------------------------------------------------------------------------

     REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS    7 YEARS
                         ------   -------   -------   -------   -------   -------    -------
     CDSC                 5.00%    4.00%     3.00%     3.00%     2.00%     1.00%    A shares

     If you exchange the Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective CDSC schedule first shown above.

     Class C Share Sales Charges

     If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of the original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, if any, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to charge higher ongoing expenses.

48   Outlook Funds Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

     Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

     Class A Share Reductions

     If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

     . You pay no sales charges on Fund shares you buy with reinvested distributions.

     . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

     . By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

     . Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, Class C shares of any Wells Fargo Fund and Wealth Builder Portfolio shares already owned (excluding Class A shares and Wealth Builder Portfolio shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares or Wealth Builder Portfolio shares.

     . You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of the redemption.

     . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

     You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

     . a family unit, including children under the age of twenty-one or single trust estate;

     .    a trustee or fiduciary purchasing for a single fiduciary relationship;
          or

     . the members of a "qualified group" which consists of a "company" (as defined under the 1940 Act), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                   How a Letter of Intent Can Save You Money!

          If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                                   Outlook Funds Prospectus   49

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

     CDSC Waivers

     . You pay no CDSC on Fund shares you purchase with reinvested distributions.

     . We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

     . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined in Internal Revenue Code Section 72(m)(7).)

     . We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

     . We waive the Class B share CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

     . For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, and for all Class C shares within the first year of purchase, no CDSC is imposed on withdrawals that meet the following circumstances:

          . withdrawals are made by participating in the Systematic Withdrawal Program; and

          . withdrawals may not exceed 10% of your Fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

     Waivers for Certain Parties

     If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

     .    Current and retired employees, directors/trustees and officers of:

          .    Wells Fargo Funds (including any predecessor funds);

          .    Wells Fargo & Company and its affiliates; and

          .    family members of any of the above.

     .    Current employees of:

          .    Stephens Inc. and its affiliates;

          .    broker-dealers who act as selling agents; and

          . immediate family members (spouse, sibling, parent or child) of any of the above.

     Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Fund at NAV.

     Contact your selling agent for further information.

     You may also buy Class A and Class C shares at NAV if they are to be included in certain retirement,

50   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

     We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts". If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

     Distribution Plan

     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. For these services, the Class B and Class C shares of the Funds pay an annual fee of 0.75% of their average daily net assets.

     These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                   Outlook Funds Prospectus   51

Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     . In general, exchanges may be made between like share classes of any Wells Fargo Fund offered to the general public for investment, with the following exceptions:

          . Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund;

          . Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Money Market Fund. Such exchanged Class C shares may only be reexchanged for Class C shares of non-money market funds.

     . Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

     . The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from market timing and excessive trading activity. Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management monitors available trading information and may temporarily suspend or permanently terminate purchase or exchange privileges from investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive would depend on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

52   Outlook Funds Prospectus

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Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP") and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market price is still reliable and, if not, what fair market value to assign to the security. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests received in proper form before this time are processed the same day. Requests received after the cutoff time are processed the next business day.

     . The Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

54   Outlook Funds Prospectus

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     You Can Buy Fund Shares

     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     .    Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

     In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide marketing or servicing advantages to the Funds in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Funds may differ from those made with respect to other mutual funds available through the agent and could influence the agent's recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these payments.

     Minimum Investments

     .    $1,000 per Fund minimum initial investment; or

     .    $100 per Fund if you use the Systematic Purchase Program; and

     .    $100 per Fund for all investments after your initial investment.

     We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and application for the program through which you intend to invest.

     Small Account Redemptions

     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

                                                   Outlook Funds Prospectus   55

Your Account
--------------------------------------------------------------------------------

     The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

     In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day's NAV.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

     . Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

     . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Outlook Today Fund, Class B." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     . You may start your account with $100 if you elect the Systematic Purchase Program option on the Application.

     .    Mail to: Wells Fargo Funds       Overnight Mail Only: Wells Fargo Funds
                   P.O. Box 8266                                ATTN: CCSU-Boston Financial
                   Boston, MA 02266-8266                        66 Brooks Drive
                                                                Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

     . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

     .    Enclose the payment stub/card from your statement if available.

     . To request an investment slip booklet, please contact Investor Services at 1-800-222-8222.

     .    Mail to: Wells Fargo Funds
                   P.O. Box 8266
                   Boston, MA 02266-8266

56   Outlook Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

     . You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

     . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

     .    All purchases must be made with U.S. dollars.

     . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

     .    Overnight Application to:   Wells Fargo Funds
                                      ATTN: CCSU-Boston Financial
                                      66 Brooks Drive
                                      Braintree, MA 02184

     .    Wire money to:              State Street Bank & Trust       Attention:
                                      Boston, MA                      Wells Fargo Funds
                                                                      (Name of Fund, Account
                                      Bank Routing Number:            Number, and Share Class)
                                      ABA 011000028

                                      Wire Purchase Account Number:   Account Name:
                                      9905-437-1                      (Registration Name
                                                                      Indicated on Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

     . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

     .    Wire to:    State Street Bank & Trust       Attention:
                      Boston, MA                      Wells Fargo Funds
                                                      (Name of Fund, Account
                      Bank Routing Number:            Number, and Share Class)
                      ABA 011000028
                                                      Account Name:
                      Wire Purchase Account Number:   (Registration Name
                      9905-437-1                      Indicated on account)

                                                   Outlook Funds Prospectus   57

Your Account                                                   How To Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

     You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Funds Application. Refer to the section on buying shares for the first time By Mail.

     To buy into a new Fund, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

          .    transfer at least $1,000 from a linked settlement account, or

          . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

     To buy additional shares, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

          .    transfer at least $100 from a linked settlement account, or

          . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
BY INTERNET ACCESS
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

     You can only make your first purchase of a Fund by Internet if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Funds Application. Refer to the section on buying shares for the first time By Mail.

     To buy into a new Fund, visit our Web site at www.wellsfargofunds.com, and click on "Wells Fargo FundLink(SM)" to either:

          .    transfer at least $1,000 from a linked settlement account, or

          . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

     To buy additional shares, visit our Web site at www.wellsfargofunds.com, and click on "Wells Fargo FundLink(SM)" to either:

          .    transfer at least $100 from a linked settlement account, or

          . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

     Further information is available by calling Investor Services at 1-800-222-8222.

58   Outlook Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

     . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

     . Make sure all the account owners sign the request exactly as their names appear on the account application.

     . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     . Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

     .    Mail to:   Wells Fargo Funds
                     P.O. Box 8266
                     Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or Option 1 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

     . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

     . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

     . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

     . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

     . We will not mail proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                                   Outlook Funds Prospectus   59

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY INTERNET ACCESS
--------------------------------------------------------------------------------

     . Shareholders with an existing Wells Fargo Funds Account may use the Internet to redeem shares of a Fund via the Internet.

     . Visit our Web site at www.wellsfargofunds.com to process your redemption request. You may request that redemption proceeds (minimum of $100 to a maximum of $50,000) be sent to you by check to your address of record, by ACH transfer into a linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or wiring funds. We reserve the right to charge a fee for wiring funds although it is not our current practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

     Further information is available by calling Investor Services at 1-800-222-8222.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

     .    Your redemptions are net of any applicable CDSC.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

60   Outlook Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

     Automatic Programs:

     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

     . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, and specify an amount of at least $100.

     . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

          .    must have a Fund account valued at $10,000 or more;

          .    must have your distributions reinvested; and

          .    may not simultaneously participate in the Systematic Purchase
               Program.

          It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

     Income and Gain Distributions

     The Funds in this Prospectus make distributions of any net investment income at least quarterly and any realized capital gains at least annually.

     We offer the following distribution options:

     . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

     . Directed Distribution Purchase Option--Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

     Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                   Outlook Funds Prospectus   61

Additional Services & Other Information
--------------------------------------------------------------------------------

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

     An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders generally qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares, and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If you buy Fund shares shortly before the Fund makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your selling agent.

62   Outlook Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the          ACH
following definitions
to assist you in        Refers to the "Automated Clearing House" system
reading this            maintained by the Federal Reserve Bank, which allows
Prospectus. For a       banks to process checks, transfer funds and perform
more complete           other tasks.
understanding of
these terms you         American Depositary Receipts ("ADRs")
should consult your
investment              Receipts for non-U.S. company stocks. The stocks
professional.           underlying ADRs are typically held in bank vaults. The
                        ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include
                        European Depositary Receipts and Global Depositary
                        Receipts.

                        Asset-Backed Securities

                        Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

                        Business Day

                        Any day the New York Stock Exchange is open is a business day for the Funds.

                        Capital Appreciation, Capital Growth

                        The increase in the value of a security. See also "total return."

                        Capitalization

                        When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization".

                        Debt Securities

                        Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                        Derivatives

                        Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                        Distributions

                        Distributions of net investment income, realized capital gain and/or capital made by a Fund to its shareholders.

                        Duration

                        A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

                        FDIC

                        The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

                        Illiquid Security

                        A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the fund.

                                                   Outlook Funds Prospectus   63

Glossary
--------------------------------------------------------------------------------

     Investment-Grade Securities

     A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

     Liquidity

     The ability to readily sell a security at a fair price.

     Money Market Instruments

     High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Mortgage-Backed Securities

     Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower's real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by borrowers, the investors receive payments of interest and principal.

     Net Asset Value ("NAV")

     The value of a single fund share. It is determined by adding together all of a fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Options

     The right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

     Public Offering Price ("POP")

     The NAV with the sales load added.

     Quantitatively Measured Risk

     Risk that gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

     Repurchase Agreement

     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent

     A person who has an agreement with the funds' distributors that allows him/her to sell a fund's shares.

     Shareholder Servicing Agent

     Anyone appointed by the fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Signature Guarantee

     A guarantee given by a financial institution that has verified the identity of the maker of the signature.

     Statement of Additional Information

     A document that supplements the disclosure made in the Prospectus.

64   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     Taxpayer Identification Number

     Usually the social security number for an individual or the Employer Identification Number for a corporation.

     Time Horizon

     An investment time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with shorter time horizons. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

     Total Return

     The annual return on an investment in a mutual fund including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

     Undervalued

     Describes a stock that is believed to be worth more than its current price.

     U.S. Government Obligations

     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                   Outlook Funds Prospectus   65

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:   Write to:
                                                       Wells Fargo Funds
     STATEMENT OF ADDITIONAL INFORMATION               P.O. Box 8266
                                                       Boston, MA 02266-8266; or
     supplements the disclosures made by this          Visit the SEC's website at http://www.sec.gov
     Prospectus. The Statement of Additional
     Information has been filed with the SEC and       REQUEST COPIES FOR A FEE BY WRITING TO:
     incorporated by reference into this Prospectus    SEC Public Reference Room
     and is legally part of this Prospectus.           Washington, DC 20549-6009; or
                                                       by electronic request at publicinfo@sec.gov
     ANNUAL/SEMI-ANNUAL REPORTS                        Call: 1-800-SEC-0330 for details

     provide certain financial and other important     ADDITIONAL SERVICES QUESTIONS CAN BE
     information, including a discussion of the        ANSWERED BY CALLING YOUR INVESTMENT
     market conditions and investment strategies       PROFESSIONAL
     that significantly affected Fund performance
     over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

 P007 (7/04)
ICA Reg. No.   -----------------------------------------------------          [GRAPHIC]
  811-09253    NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE   Printed on Recyled Paper
   #530674     -----------------------------------------------------

                                                        [LOGO] WELLS FARGO FUNDS

[GRAPHIC]

Wells Fargo Outlook Funds(R)

                                               Prospectus

                                               Wells Fargo Outlook Today Fund(R)

                                               Wells Fargo Outlook 2010 Fund(SM)

                                               Wells Fargo Outlook 2020 Fund(SM)

                                               Wells Fargo Outlook 2030 Fund(SM)

                                               Wells Fargo Outlook 2040 Fund(SM)

                                               Institutional Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                    July 1, 2004

                           (INTENTIONALLY LEFT BLANK)

Table of Contents                                                  Outlook Funds
--------------------------------------------------------------------------------

Overview                                Objectives and Principal Strategies    4
Important summary information           Summary of Important Risks             6
about the Fund                          Performance History                    8
                                        Summary of Expenses                   18

--------------------------------------------------------------------------------
The Funds                               Key Information                       23
Important information about             Outlook Today Fund                    24
the individual Funds.                   Outlook 2010 Fund                     24
                                        Outlook 2020 Fund                     24
                                        Outlook 2030 Fund                     24
                                        Outlook 2040 Fund                     24
                                        Additional Strategies and General
                                           Investment Risks                   32
                                        Organization and Management of
                                           the Funds                          37

--------------------------------------------------------------------------------

Your Investment                         Your Account                          39
How to open an account and                 How to Buy Shares                  40
how to buy, sell and exchange              How to Sell Shares                 41
Fund shares.                               Exchanges                          42

--------------------------------------------------------------------------------

Reference                               Other Information                     43
Additional information and              Glossary                              44
term definitions.

Outlook Funds Overview
--------------------------------------------------------------------------------
See the Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

The Outlook Funds all have the same objective. They are designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk investors may be willing to accept given their stated investment time horizons. Each Fund is managed for investors planning to retire or to begin to withdraw substantial portions of their investment in the Fund's target year.

In buying securities for each Fund, Barclays Global Fund Advisors ("BGFA"), the Funds' investment sub-adviser, does not select individual companies. Instead, BGFA focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria. The Funds then allocate a portion of their assets to the indexes appropriate for each Fund. Where practicable, the Funds buy all the securities that comprise a recommended index; otherwise, the Funds buy a representative sample in an effort to match an index's return as closely as possible. This investment model focuses on the selection of indexes or asset classes rather than the expected performance of individual securities, and does not try to avoid individual underperforming securities, nor does it try to pick individual investments that might outperform the indexes. This strategy stems from the belief that asset allocation decisions--which investment categories you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

--------------------------------------------------------------------------------
FUND                 OBJECTIVE
--------------------------------------------------------------------------------

Outlook Today Fund   The Fund is managed for investors who have retired, are
                     planning to retire or will begin to withdraw substantial portions of their investment in the near future.

Outlook 2010 Fund    The Fund is managed for investors planning to retire or
                     begin to withdraw substantial portions of their investment approximately in the year 2010.

Outlook 2020 Fund    The Fund is managed for investors planning to retire or
                     begin to withdraw substantial portions of their investment approximately in the year 2020.

Outlook 2030 Fund    The Fund is managed for investors planning to retire or
                     begin to withdraw substantial portions of their investment approximately in the year 2030.

Outlook 2040 Fund    The Fund is managed for investors planning to retire or
                     begin to withdraw substantial portions of their investment approximately in the year 2040.

4   Outlook Funds Prospectus

--------------------------------------------------------------------------------

The Outlook Funds pursue a strategy of allocating and reallocating investments among indexes representing stocks and bonds and money market instruments to capture returns and reduce risk consistent with a stated investment time horizon. Funds with longer time horizons invest more of their assets in stocks to provide capital appreciation over the long term. Funds with shorter time horizons replace some of their stock holdings with bonds and money market instruments to reduce risk and price volatility. Funds with shorter time horizons generally have lower expected returns than Funds with longer time horizons.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in a combination of equity and fixed income securities and money market instruments using an asset allocation strategy that is designed to maintain the lowest risk profile of all the Outlook Funds. The Outlook Today Fund continues to allocate a significant portion of its assets to stocks and bonds in addition to money market instruments. On average, we expect that we will invest about 35% of the Fund's assets in stocks, with the rest in bonds and money market instruments. As of the end of the Fund's last fiscal year, the Outlook Today Fund held about 35% of its assets in stocks, 64% of its assets in bonds, and the rest of its assets in money market instruments.

We invest in a combination of equity and fixed income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2010. As of the end of the Fund's last fiscal year, the Outlook 2010 Fund held about 48% of its assets in stocks, 51% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Fund will increasingly resemble the Outlook Today Fund.

We invest in a combination of equity and fixed income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2020. As of the end of the Fund's last fiscal year, the Outlook 2020 Fund held about 65% of its assets in stocks, 34% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

We invest in a combination of equity and fixed income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2030. As of the end of the Fund's last fiscal year, the Outlook 2030 Fund held about 78% of its assets in stocks, 21% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

We invest in a combination of equity and fixed income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2040. As of the end of the Fund's last fiscal year, the Outlook 2040 Fund held about 89% of its assets in stocks, 10% of its assets in bonds, and a small portion of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

                                                    Outlook Funds Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the Fund descriptions beginning on page 23;

..    the "Additional Strategies and General Investment Risks" section beginning on page 32; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
     COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

     Equity Securities

     The Funds invest in equity securities; the longer time horizon Funds, such as the Outlook 2030 and Outlook 2040 Funds, typically invest a majority of their assets in equity securities. Equity securities are subject to market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings,which may not be realized. There is no guarantee that stocks selected as "undervalued"using a value style approach will perform as expected. Generally, the larger the company, the less volatile and more liquid its stock.

     Small Company Securities

     Certain Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

     Debt Securities

     The Funds invest in debt securities, such as notes and bonds; the shorter time horizon Funds, such as the Outlook Today and Outlook 2010 Funds, typically invest a majority of their assets in debt securities, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase,which will reduce the resale value of instruments in a Fund's portfolio, including U.S.Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features,which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

     Foreign Investments

     Certain Funds make foreign investments,which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory,market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in

6   Outlook Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     COMMON RISKS FOR THE FUNDS (Continued)
--------------------------------------------------------------------------------

     foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments.Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

                                                    Outlook Funds Prospectus   7

Performance History
--------------------------------------------------------------------------------

     The Funds in this Prospectus were formerly "feeder" funds in a master/feeder arrangement, whereby each Fund invested all of its assets in a corresponding "master" fund with a substantially identical investment objective and investment strategies. As of June 23, 2001, the Funds became stand-alone funds that invest directly in a portfolio of securities. The information shown below and in the financial highlights for each of the Funds includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

     The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one- and five-year periods and for the life of the Fund are compared to the performance of several appropriate broad-based indexes.

     Please remember that past performance is no guarantee of future results.

     Outlook Today Fund Institutional Class Calendar Year Returns*

      '95     '96    '97     '98     '99    '00    '01     '02       '03
     -----   ----   -----   -----   ----   ----   ----   ------     -----
     17.16%  6.04%  10.43%  10.14%  4.50%  4.62%  3.55%   (3.73)%   11.89%

     Best Qtr.: Q2 '03 . 7.21%     Worst Qtr.: Q3 '02 . (4.36)%

     * Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2004 was 1.96%.

8   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts ("IRAs").

     Average annual total returns

                                                                                       Life of
     for the period ended 12/31/03                                   1 year   5 year     Fund
                                                                     ------   ------   -------
     Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/   11.89%    4.01%     6.18%
     Institutional Class Returns After Taxes on Distributions        11.14%    2.46%     4.01%
     Institutional Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                       7.70%    2.58%     4.01%
     Russell 3000 Index
        (reflects no deduction for expenses or taxes)                31.06%    0.37%    10.90%
     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for expenses or taxes)                 2.45%    6.52%     6.73%
     MSCI/EAFE Index/2/
        (reflects no deduction for expenses or taxes)                38.59%   (0.05)%    3.71%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for expenses or taxes)                 0.66%    3.49%     4.91%

     /1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.
     /2/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                    Outlook Funds Prospectus   9

Performance History
--------------------------------------------------------------------------------
Outlook 2010 Fund Institutional Class Calendar Year Returns*

      '95     '96     '97     '98     '99    '00      '01      '02      '03
     -----   -----   -----   -----   ----   ----    ------   ------    -----
     23.56%  10.50%  16.27%  15.67%  9.10%  0.42%   (0.76)%   (8.98)%  15.99%

     Best Qtr.: Q4 '98 . 9.99%     Worst Qtr.: Q3 '02 . (8.55)%

     * Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2004 was 2.09%.

10   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

     Average annual total returns

                                                                                       Life of
     for the period ended 12/31/03                                   1 year   5 year     Fund
                                                                     ------   ------   -------
     Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/   15.99%    2.76%     7.67%
     Institutional Class Returns After Taxes on Distributions        15.30%    1.35%     5.68%
     Institutional Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                      10.36%    1.66%     5.50%
     Russell 3000 Index
        (reflects no deduction for expenses or taxes)                31.06%    0.37%    10.90%
     MSCI/EAFE Index/2/
        (reflects no deduction for expenses or taxes)                38.59%   (0.05)%    3.71%
     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for expenses or taxes)                 2.45%    6.52%     6.73%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for expenses or taxes)                 0.66%    3.49%     4.91%

     /1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.
     /2/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   11

Performance History
--------------------------------------------------------------------------------

     Outlook 2020 Fund Institutional Class Calendar Year Returns*

      '95     '96     '97     '98     '99     '00      '01       '02      '03
     -----   -----   -----   -----   -----   -----    ------   ------    -----
     27.13%  13.21%  20.90%  19.59%  13.72%  (3.83)%  (6.30)%  (13.76)%  20.01%

     Best Qtr.: Q4 '98 . 14.48%      Worst Qtr.: Q3 '02 . (11.76)%

     * Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2004 was 2.18%.

12   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

     Average annual total returns

                                                                                       Life of
     for the period ended 12/31/03                                   1 year   5 year     Fund
                                                                     ------   ------   -------
     Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/    20.01%   1.19%     8.23%
     Institutional Class Returns After Taxes on Distributions         19.40%   0.03%     6.31%
     Institutional Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                       12.97%   0.53%     6.10%
     Russell 3000 Index
        (reflects no deduction for expenses or taxes)                 31.06%   0.37%    10.90%
     MSCI/EAFE Index/2/
        (reflects no deduction for expenses or taxes)                 38.59%  (0.05)%    3.71%
     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for expenses or taxes)                  2.45%   6.52%     6.73%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for expenses or taxes)                  0.66%   3.49%     4.91%

     /1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.
     /2/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S.Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   13

Performance History
--------------------------------------------------------------------------------

     Outlook 2030 Fund Institutional Class Calendar Year Returns*

      '95     '96     '97     '98     '99     '00      '01       '02      '03
     -----   -----   -----   -----   -----   -----    -----    ------    -----
     30.76%  15.32%  24.14%  22.40%  16.46%  (5.74)%  (9.95)%  (16.69)%  23.75%

     Best Qtr.: Q4 '98 . 17.93%   Worst Qtr.: Q3 '02 . (13.98)%

     * Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2004 was 2.59%.

14   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

     Average annual total returns

                                                                                  Life of
for the period ended 12/31/03                                   1 year   5 year     Fund
                                                                ------   ------   -------
Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/    23.75%   0.36%     8.80%
Institutional Class Returns After Taxes on Distributions         22.76%  (1.02)%    6.94%
Institutional Class Returns After Taxes on Distributions
   and Sale of Fund Shares                                       15.39%  (0.19)%    6.74%
Russell 3000 Index
   (reflects no deduction for expenses or taxes)                 31.06%   0.37%    10.90%

MSCI/EAFE Index/2/
   (reflects no deduction for expenses or taxes)                 38.59%  (0.05)%    3.71%
LB Treasury 3-5 Year Index/3/
   (reflects no deduction for expenses or taxes)                  2.45%   6.52%     6.73%
iMoneyNet All Taxable Money Fund Average
   (reflects no deduction for expenses or taxes)                  0.66%   3.49%     4.91%

     /1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.
     /2/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S.Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   15

Performance History
--------------------------------------------------------------------------------
     Outlook 2040 Fund Institutional Class Calendar Year Returns*

      '95     '96     '97     '98     '99     '00       '01       '02      '03
     -----   -----   -----   -----   -----   -----    ------    ------    -----
     32.21%  18.41%  26.49%  25.17%  21.02%  (9.69)%  (13.52)%  (19.77)%  27.49%

     Best Qtr.: Q4 '98 . 21.54%   Worst Qtr.: Q3 '02 . (16.08)%

     * Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2004 was 2.48%.

16   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

     Average annual total returns

                                                                                  Life of
for the period ended 12/31/03                                   1 year   5 year     Fund
                                                                ------   ------   -------
Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/    27.49%  (0.68)%    9.21%
Institutional Class Returns After Taxes on Distributions         26.97%  (1.59)%    7.39%
Institutional Class Returns After Taxes on Distributions
   and Sale of Fund Shares                                       17.83%  (0.81)%    7.13%
Russell 3000 Index
   (reflects no deduction for expenses or taxes)                 31.06%   0.37%    10.90%
MSCI/EAFE Index/2/
   (reflects no deduction for expenses or taxes)                 38.59%  (0.05)%    3.71%
LB Treasury 3-5 Year Index/3/
   (reflects no deduction for expenses or taxes)                  2.45%   6.52%     6.73%
iMoneyNet All Taxable Money Fund Average
   (reflects no deduction for expenses or taxes)                  0.66%   3.49%     4.91%

     /1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.
     /2/ Morgan Stanley Capital International Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S.Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   17

Outlook Funds
--------------------------------------------------------------------------------
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from you investment)
--------------------------------------------------------------------------------

                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                                    None
None Maximum deferred sales charge (load)
   (as a percentage of the Net Asset Value ("NAV") at purchase)           None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

                                                    Outlook
                                                  Today Fund   Outlook 2010 Fund
--------------------------------------------------------------------------------
Management Fees/1/                                   0.65%          0.65%
Distribution (12b-1) Fees                            0.00%          0.00%
Other Expenses/2/                                    0.33%          0.30%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.98%          0.95%
--------------------------------------------------------------------------------
Fee Waivers                                          0.03%          0.00%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                      0.95%          0.95%
--------------------------------------------------------------------------------

/1/ Effective August 1, 2004, the Funds' investment adviser will implement a breakpoint schedule for each Fund's management fee.The management fee charged to a Fund will decline as the Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets.The breakpoint schedule for each Fund is as follows: 0.65% for assets from $0 to $499 million; 0.60% for assets from $500 million to $999 million; 0.55% for assets from $1 billion to $2.99 billion; 0.525% for assets from $3 billion to $4.99 billion; and 0.50% for assets $5 billion and higher. Please see the Statement of Additional Information for further details.
/2/ Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
/3/ The Adviser has committed through June 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the Net Expense Ratio can only be increased with the approval of the Board of Trustees.

18   Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Outlook 2020 Fund               Outlook 2030 Fund              Outlook 2040 Fund
--------------------------------------------------------------------------------
       0.65%                          0.65%                          0.65%
       0.00%                          0.00%                          0.00%
       0.30%                          0.30%                          0.31%
--------------------------------------------------------------------------------
       0.95%                          0.95%                          0.96%
--------------------------------------------------------------------------------
       0.00%                          0.00%                          0.01%
--------------------------------------------------------------------------------
       0.95%                          0.95%                          0.95%
--------------------------------------------------------------------------------

                                                   Outlook Funds Prospectus   19

Outlook Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The examples assume a fixed rate of return and that fund operating expenses remain the same.Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                          Outlook Today Fund   Outlook 2010 Fund
--------------------------------------------------------------------------------
1 YEAR                                          $   97               $   97
3 YEARS                                         $  309               $  303
5 YEARS                                         $  539               $  525
10 YEARS                                        $1,199               $1,166
--------------------------------------------------------------------------------

20   Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Outlook 2020 Fund            Outlook 2030 Fund            Outlook 2040 Fund
--------------------------------------------------------------------------------
     $   97                       $   97                        $   97
     $  303                       $  303                        $  305
     $  525                       $  525                        $  530
     $1,166                       $1,166                        $1,177
--------------------------------------------------------------------------------

                                                   Outlook Funds Prospectus   21

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Key Information
--------------------------------------------------------------------------------

     Key Terms

     An "asset class" is a broad category of investments such as "bonds" or "equities." "Allocation" refers to the distribution of portfolio assets among two or more asset classes and among indexes within each asset class. The Outlook Funds offered in this Prospectus are managed using a computer model that recommends the allocation of assets according to a Fund's investment objective and risk tolerance.

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

                                                   Outlook Funds Prospectus   23

Outlook Funds
--------------------------------------------------------------------------------

     Investment Objectives

     Each Fund seeks to provide investors with an asset allocation strategy designed to maximize total return for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular Outlook Fund based on their investment time horizon. Specifically:

     . Outlook Today Fund is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

     . Outlook 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

     . Outlook 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

     . Outlook 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

     . Outlook 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

     ---------------------------------------------------------------------------

     Investment Strategies

     The Funds were the first funds of their kind to offer a flexible investment strategy designed to change over specific time horizons. Typically, long-term investment goals are pursued with a more aggressive mix of equities and fixed income securities than short-term investment goals. The allocation of each Fund gradually grows more conservative as the target year indicated in the Fund's title approaches. You are encouraged to choose the Fund whose title year most closely matches the year during which you expect to begin regularly redeeming shares.

     Keep in mind, however, that the target year also serves as a guide to the relative risk exposure of each Fund, where the Outlook 2040 Fund has the most aggressive asset allocation and the Outlook Today Fund has the least aggressive asset allocation. If you have a low risk tolerance, you may not wish to invest in the Outlook 2040 Fund, for example, even if you do not expect to retire for another forty years. Conversely, you may feel comfortable choosing a more aggressive Outlook Fund for a near-term investment goal.

     Each Fund follows an asset allocation strategy among three broad investment classes: equities of domestic and foreign issuers, debt securities and cash in the form of money market instruments. We allocate and reallocate assets among a wide range of indexes representing U.S. and foreign common stocks, fixed income securities and money market instruments according to the recommended mix suitable for each Fund's risk level. Under normal circumstances, the Outlook Today Fund will typically invest 65% of its assets in a mix of fixed income securities and money market instruments and 35% of its assets in equity securities as it seeks stable income production and reduced volatility. The longer time horizon Funds may invest up to 100% of their assets in stocks, but as their target year approaches, their allocation will increasingly resemble the current allocation of the Outlook Today Fund.

24   Outlook Funds Prospectus

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     The Outlook Today Fund seeks to maximize total return consistent with assuming the lowest risk of any Outlook series. However, unlike the remaining Outlook Funds with target dates, the Outlook Today Fund does not reduce its investment risk through time. Instead, the Fund is expected to maintain its asset allocation as mentioned on the previous page. When one of the other Outlook Funds reaches its target year, it is expected that shareholders will be asked to approve combining such Funds with the Outlook Today Fund.

     ---------------------------------------------------------------------------

     Model-Driven Decisions

     The Funds' assets are allocated across investment groups according to a sophisticated mathematical model that was developed in 1993 and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure that it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA gains a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such a model.

     ---------------------------------------------------------------------------

     Asset Allocation Decisions

     In buying securities for each Fund, the investment model does not select individual companies. Instead, the model selects a mix of indexes by measuring their risk levels and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The model then allocates a portion of each Fund's assets to each index appropriate for each Fund. Where practicable, each Fund buys all the securities that comprise a recommended index; otherwise, the Fund buys a representative sample in an effort to match an index's return as closely as possible. The model focuses on the selection of indexes or asset classes rather than the expected performance of individual securities.

     This strategy stems from the belief that asset allocation decisions--which investment categories you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

     ---------------------------------------------------------------------------

     Risk Tolerance

     Two general rules of investing have shaped the Funds' strategies:

     . Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential for loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

     . Generally, the longer an investor's investment time horizon, the greater the investor's risk tolerance. The investor's investments have more time to recoup their losses.

     The Funds with longer time horizons are subject to more risk. This normally gives investors the potential for greater returns than the Funds with shorter time horizons. As a Fund approaches its target year, and its investors have less time to recover from market declines, the Fund

                                                   Outlook Funds Prospectus   25

Outlook Funds
--------------------------------------------------------------------------------

     systematically reduces the level of risk. This systematic shift toward more stable investments should help secure the value of your Outlook investment as the time nears for you to begin drawing on it.

     BGFA does not limit its analysis to long-term expectations. The investment model also takes into account short-term market conditions. If conditions in a market have increased risk levels of an investment type or index to a point that its risk outweighs its expected returns, the model will not allocate as much of a Fund's assets to it as it otherwise might. Conversely, the model may reduce a Fund's allocation, even when risks have not increased, because the expected return of an investment type or index has fallen. This usually happens because prices in a market have risen so high that the potential for further gain appears limited.

     ---------------------------------------------------------------------------

     After a Fund Reaches its Target Year

     By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital. This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Fund continues to allocate a significant portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 35% of the Fund's assets will be invested in stocks, with the remainder in debt securities and money market instruments.

     ---------------------------------------------------------------------------

     Permitted Investments

     All of the Funds seek exposure to U.S. and foreign equity markets by investing in securities of the following stock indexes:

     . The Russell 1000 Growth Index, which consists primarily of large-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The Russell 1000 Value Index, which consists primarily of large-capitalization U.S. stocks with lower than average price-to-book ratios;

     . The Russell 2000 Growth Index, which consists primarily of small-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The Russell 2000 Value Index, which consists primarily of small-capitalization U.S. stocks with lower than average price-to-book ratios; and

     . The Morgan Stanley Capital International/Europe, Australasia and Far East Index, which consists primarily of foreign stocks.

     We seek exposure to the U.S. fixed income markets by investing in securities representative of the Lehman Brothers U.S. Treasury 3-5 Year Index, which consists primarily of public obligations of the U.S. Treasury with a maturity from 3 up to (but not including) 5 years.

     We also invest in high-quality money market instruments, including
     U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt securities and repurchase agreements. In addition, under normal market circumstances, we may invest in call and put options on stock indexes, stock index futures, options on stock index futures, interest rate and interest rate futures contracts as a substitute for a comparable market position in stocks.

     We are not required to keep a minimum investment in any of the indexes, nor are we prohibited from investing substantially all of our assets in a single asset class. The asset allocation may shift at any time.

26   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     Portfolio Allocations

     As of February 29, 2004, the Fund's most recent fiscal year end, each Fund's asset weighting was as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 OUTLOOK
                                  TODAY     OUTLOOK     OUTLOOK     OUTLOOK     OUTLOOK
          ASSET CLASS             FUND     2010 FUND   2020 FUND   2030 FUND   2040 FUND
     -------------------------   -------   ---------   ---------   ---------   ---------
     Money Market Instruments       1%         1%          1%          1%          1%

     Bonds                         64%        51%         34%         21%         10%

     Domestic Large Cap Equity     22%        32%         43%         53%         64%

     Domestic Small Cap Equity      4%         4%          5%          5%          6%

     Foreign Equity                 9%        12%         17%         20%         19%

     Portfolio Management

     Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of an asset allocation model. BGFA's investment professionals conduct ongoing research to enhance the model.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Funds are primarily subject to the risks described under "Common Risks for the Funds" on page 6. The value of investments in options on stock indexes is affected by price level movements for a particular index, rather than price movements for an individual issue.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

                                                   Outlook Funds Prospectus   27

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's Institutional class financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                     OUTLOOK TODAY FUND--COMMENCED ON NOV. 8, 1999
                                                  ----------------------------------------------------
                                                  Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
For the period ended:                               2004       2003       2002       2001       2000
---------------------                             --------   --------   --------   --------   --------
Net asset value, beginning of period              $  9.10     $ 9.94     $10.08     $10.36     $10.66
Income from investment operations:
   Net investment income (loss)                      0.19       0.23       0.30       0.36       0.08
   Net realized and unrealized gain (loss)
      on investments                                 1.23      (0.66)     (0.07)      0.25       0.00
Total from investment operations                     1.42      (0.43)      0.23       0.61       0.08
Less distributions:
   Dividends from net investment income             (0.19)     (0.25)     (0.31)     (0.33)     (0.05)
   Distributions from net realized capital gain      0.00      (0.16)     (0.06)     (0.56)     (0.33)
   Return of capital                                 0.00       0.00       0.00       0.00       0.00
Total from distributions                            (0.19)     (0.41)     (0.37)     (0.89)     (0.38)
Net asset value, end of period                    $ 10.33     $ 9.10     $ 9.94     $10.08     $10.36
Total return/1/                                     15.73%     (4.32)%     2.40%      5.94%      0.53%
Ratios/supplemental data:
   Net assets, end of period (000s)               $12,410     $8,732     $9,052     $3,954     $  134
Ratios to average net assets/2/:
   Ratio of expenses to average net assets           0.97%      1.00%      1.03%      1.04%      1.00%
   Ratio of net investment income (loss) to
      average net assets                             1.89%      2.42%      3.06%      3.88%      3.56%
Portfolio turnover/3/                                  33%        53%        51%        58%        55%
Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2/, /4/                                  1.03%      1.17%      1.29%      1.16%      1.05%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28   Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
    OUTLOOK 2010 FUND--COMMENCED ON NOV. 8, 1999           OUTLOOK 2020 FUND--COMMENCED ON NOV. 8, 1999
----------------------------------------------------   -----------------------------------------------------
Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,    Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
  2004       2003       2002       2001       2000        2004        2003      2002       2001       2000
--------   --------   --------   --------   --------   ---------   --------   --------   --------   --------
$ 10.33    $ 11.75    $ 12.32    $ 12.95     $13.83    $  10.47    $ 12.42    $ 13.42    $ 14.89     $16.01
   0.19       0.21       0.29       0.33       0.07        0.18       0.17       0.16       0.24       0.06
   1.99      (1.33)     (0.43)     (0.12)      0.13        2.62      (1.94)     (0.87)     (0.72)      0.30
   2.18      (1.12)     (0.14)      0.21       0.20        2.80      (1.77)     (0.71)     (0.48)      0.36
  (0.19)     (0.24)     (0.30)     (0.33)     (0.03)      (0.17)     (0.18)     (0.18)     (0.23)     (0.02)
   0.00      (0.06)     (0.13)     (0.51)     (1.05)       0.00       0.00      (0.11)     (0.74)     (1.46)
   0.00       0.00       0.00       0.00       0.00        0.00       0.00       0.00      (0.02)      0.00
  (0.19)     (0.30)     (0.43)     (0.84)     (1.08)      (0.17)     (0.18)     (0.29)     (0.99)     (1.48)
$ 12.32    $ 10.33    $ 11.75    $ 12.32     $12.95    $  13.10    $ 10.47    $ 12.42    $ 13.42     $14.89
  21.33%     (9.60)%    (1.14)%     1.52%      1.08%      26.96%    (14.35)%    (5.30)%    (3.58)%     1.74%
$63,530    $42,649    $36,548    $22,299     $1,661    $116,214    $89,948    $94,895    $64,541     $3,879
   0.96%      1.00%      1.03%      1.04%      1.00%       0.96%      1.00%      1.03%      1.04%      1.00%
   1.66%      1.98%      2.48%      3.03%      2.72%       1.48%      1.46%      1.60%      1.93%      1.69%
     31%        65%        39%        54%        49%         31%        62%        29%        39%        43%
   1.00%      1.05%      1.21%      1.08%      1.01%       0.99%      1.01%      1.18%      1.04%      1.01%

                                                   Outlook Funds Prospectus   29

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's Institutional class financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                             OUTLOOK 2030 FUND--COMMENCED
                                                                   ON NOV. 8, 1999
                                                   -------------------------------------------
                                                   Feb. 29,   Feb. 28,    Feb. 28,    Feb. 28,
For the period ended:                                2004       2003        2002        2001
                                                   -------------------------------------------
Net asset value, beginning of period                $ 10.57    $ 13.45     $ 15.24     $ 17.07
Income from investment operations:
   Net investment income (loss)                        0.18       0.14        0.15        0.17
   Net realized and unrealized gain (loss)
      on investments                                   3.19      (2.41)      (1.42)      (1.16)
Total from investment operations                       3.37      (2.27)      (1.27)      (0.99)

Less distributions:
   Dividends from net investment income               (0.17)     (0.16)      (0.16)      (0.17)
   Distributions from net realized capital gain       (0.12)     (0.45)      (0.36)      (0.67)
   Return of capital                                   0.00       0.00        0.00        0.00
Total from distributions                              (0.29)     (0.61)      (0.52)      (0.84)
Net asset value, end of period                      $ 13.65    $ 10.57     $ 13.45     $ 15.24
Total return/1/                                       32.13%    (17.10)%     (8.47)%     (6.08)%

Ratios/supplemental data:
   Net assets, end of period (000s)                 $56,586    $35,203     $30,749     $19,156

Ratios to average net assets/2/:
   Ratio of expenses to average net assets             0.96%      1.00%       1.03%       1.05%
   Ratio of net investment income (loss) to
      average net assets                               1.46%      1.17%       1.05%       1.27%

Portfolio turnover/3/                                    27%        68%         27%         27%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2/,/4/        1.00%      1.07%       1.24%       1.05%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  Calculated based upon average shares outstanding.

30   Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     OUTLOOK 2040 FUND--COMMENCED
                           ON NOV. 8, 1999
-----------------------------------------------------------------
Feb. 29,   Feb. 29,    Feb. 28,    Feb. 28,   Feb. 28,   Feb. 29,
  2000       2004        2003        2002       2001       2000
-----------------------------------------------------------------
 $18.73    $ 10.77     $ 13.71     $ 15.64    $ 18.90    $19.97
   0.03       0.16/5/     0.12/5/     0.07       0.07      0.00
   0.54       3.81       (2.85)      (1.82)     (1.99)     0.80
   0.57       3.97       (2.97)      (1.75)     (1.92)     0.80
  (0.01)     (0.15)      (0.12)       0.00      (0.05)     0.00
  (2.22)      0.00       (0.09)      (0.18)     (1.29)    (1.87)
   0.00       0.00        0.00        0.00       0.00      0.00
  (2.23)     (0.15)      (0.21)      (0.18)     (1.34)    (1.87)
 $17.07    $ 14.59     $ 10.77     $ 13.71    $ 15.64    $18.90
   2.39%     37.06%     (20.02)%    (11.22)%   (10.80)%    3.27%
 $1,203    $33,396     $29,829     $33,976    $31,613    $1,069
   1.00%      0.96%       1.00%       1.02%      1.04%     1.00%
   1.06%      1.29%       0.96%       0.54%      0.46%     0.24%
     26%        18%         54%         14%        20%       29%
   1.02%      1.01%       1.03%       1.22%      1.07%     1.01%

                                                   Outlook Funds Prospectus   31

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .    We cannot guarantee that a Fund will meet its investment objective.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds that invest in smaller companies and foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign markets may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

     . Certain Funds may use various derivative instruments, such as options or futures contracts. The term "derivative" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     . Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fundmay temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

     . Certain Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

32   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

     Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitments or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower or greater than expected, which can alter the duration of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

                                                   Outlook Funds Prospectus   33

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section on page 27 for additional information. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

34   Outlook Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember each Fund is designed to meet different investment needs and objectives.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                  PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow money for temporary            Leverage Risk
purposes (e.g., to meet shareholder redemptions).

Floating and Variable Rate Debt

Instruments with interest rates that are adjusted    Interest Rate and Credit
either on a schedule or when an index or benchmark   Risk
changes.

Foreign Obligations

Debt securities of non-U.S. companies, foreign       Foreign Investment,
banks, foreign governments and other foreign         Regulatory and Liquidity
entities.                                            Risk

Foreign Securities

Equity securities issued by a non-U.S. company,      Foreign Investment,
which may be in the form of an ADR or similar        Regulatory, Liquidity and
investment.                                          Currency Risk

Forward Commitment, When-Issued and Delayed
Delivery Transactions

Securities bought and sold for delivery at a later   Interest Rate, Leverage,
date or bought or sold for, a fixed price at a       and Credit Risk
fixed date.

Illiquid Securities

A security which may not be sold or disposed of in   Liquidity Risk
the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.

Loans of Portfolio Securities

The practice of loaning securities to brokers,       Credit, Counter-Party and
dealers and financial institutions to increase       Leverage Risk
returns on those securities. Loans may be made up to 1940 Act limits (currently one-third of total assets, including the value of collateral received).

Mortgage- and Other Asset-Backed Securities

Securities consisting of fractional interests in     Interest Rate, Credit and
pools of consumer loans, such as mortgage loans,     Prepayment/Extension Risk
car loans, credit card debt, or receivables held in trust.

Options

The right to buy or sell a security based on an      Credit, Leverage and
agreed upon price at a specified time. Types of      Liquidity Risk
options used may include: options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio value.

Other Mutual Funds

Investments by the Fund in shares of other mutual    Market Risk
funds, which will cause Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

                                                   Outlook Funds Prospectus   35

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                  PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Privately Issued Securities

Securities that are not publicly traded but which    Liquidity Risk
may or may not be resold in accordance with Rule
144A under the Securities Act of 1933.

Repurchase Agreements

A transaction in which the seller of a security      Credit and Counter-Party
agrees to buy back a security at an agreed upon      Risk
time and price, usually with interest.

Small Company Securities

Investments in small companies, which may be less    Small Company Investment
liquid and more volatile than investments in         and Liquidity Risk
larger companies.

36   Outlook Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("the Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-----------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
-----------------------------------------------------------------------------------
                        Supervises the Funds' activities
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
          INVESTMENT ADVISER                              CUSTODIAN
-----------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC        Wells Fargo Bank, N.A.
525 Market Street. San Francisco, CA     6th & Marquette, Minneapolis, MN

Manages the Funds' investment
activities                               Provides safekeeping for the Funds' assets
-----------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER
-----------------------------------------------------------------------------------
                          Barclays Global Fund Advisors
                      45 Fremont Street, San Francisco, CA

                Responsible for day-to-day portfolio management
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          TRANSFER
            ADMINISTRATOR                                   AGENT
-----------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC        Boston Financial Data Services, Inc.
525 Market St.                           Two Heritage Dr.
San Francisco, CA                        Quincy, MA

Manages the Funds'                       Maintains records of shares and
business activities                      supervises the payment of dividends
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                    FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------
                                    SHAREHOLDERS
-----------------------------------------------------------------------------------

                                                   Outlook Funds Prospectus   37

Organization and Management of the Funds
--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus. As of March 31, 2004, Funds Management managed over $76 billion in mutual fund assets.

     The Sub-Adviser

     Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BGFA invests the Funds' assets according to an asset allocation model. No particular individuals are responsible for the day-to-day management of the Funds. As of March 31, 2004, BGI and its affiliates managed or provided investment advice for assets aggregating in excess of $1.1 trillion.

     BGFA is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

38   Outlook Funds Prospectus

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP") and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market price is still reliable and, if not, what fair market value to assign to the security. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"),which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests received in proper form before this time are processed the same day. Requests received after the cutoff time are processed the next business day.

     . The Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     Minimum Investments

     Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements as long as your Institution maintains account balances at or above the minimum initial investment amount.

                                                   Outlook Funds Prospectus   39

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

     Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

     . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     . In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day's NAV.

40   Outlook Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                   Outlook Funds Prospectus   41

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

     . In general, exchanges may be made between like share classes of any Wells Fargo Fund offered to the general public for investment.

     . If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new fund, unless your balance has fallen below that amount due to market conditions.

     . The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from market timing and excessive trading activity. Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management monitors available trading information and may temporarily suspend or permanently terminate purchase or exchange privileges from investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive would depend on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved.

     Contact your account representatives for further details.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

42   Outlook Funds Prospectus

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Funds in this Prospectus make distributions of any net investment income at least quarterly and any realized capital gains at least annually. Contact your Institution for distribution options.

     Remember, distributions have the effect of reducing NAV per share by the amount distributed.

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to a Fund's shareholder substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

     An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders generally qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares, and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If you buy Fund shares shortly before the Fund makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your customer account representative.

                                                   Outlook Funds Prospectus   43

Glossary
--------------------------------------------------------------------------------

We provide the          ACH
following definitions
to assist you in        Refers to the "Automated Clearing House" system
reading this            maintained by the Federal Reserve Bank which allows
Prospectus. For a       banks to process checks, transfer funds and perform
more complete           other tasks.
understanding of
these terms you         American Depositary Receipts ("ADRs")
should consult your
investment              Receipts for non-U.S. company stocks. The stocks
professional.           underlying ADRs are typically held in bank
                        vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

                        Asset-Backed Securities

                        Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

                        Business Day

                        Any day the New York Stock Exchange is open is a business day for the Funds.

                        Capital Appreciation, Capital Growth

                        The increase in the value of a security. See also "total return."

                        Capitalization

                        When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

                        Debt Securities

                        Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                        Derivatives

                        Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                        Distributions

                        Distributions of net investment income, realized capital gain and/or capital made by a Fund to its shareholders.

                        Duration

                        A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

                        FDIC

                        The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

44   Outlook Funds Prospectus

--------------------------------------------------------------------------------

     Illiquid Security

     A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the fund.

     Institution

     Banks, pension funds, insurance companies, trusts or other similar entities.

     Investment-Grade Securities

     A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

     Liquidity

     The ability to readily sell a security at a fair price.

     Money Market Instruments

     High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Mortgage-Backed Securities

     Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower's real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by borrowers, the investors receive payments of interest and principal.

     Net Asset Value ("NAV")

     The value of a single fund share. It is determined by adding together all of a fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Options

     The right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

     Quantitatively Measured Risk

     Risk that gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

     Repurchase Agreement

     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Statement of Additional Information

     A document that supplements the disclosure made in the Prospectus.

     Time Horizon

     An investment time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with shorter time horizons. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

                                                    Outlook Funds Prospectus  45

Glossary
--------------------------------------------------------------------------------

     Total Return

     The annual return on an investment in a mutual fund including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

     Undervalued

     Describes a stock that is believed to be worth more than its current price.

     U.S. Government Obligations

     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

46   Outlook Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:   Write to:
                                                       Wells Fargo Funds
     STATEMENT OF ADDITIONAL INFORMATION               P.O. Box 8266
                                                       Boston, MA 02266-8266; or
     supplements the disclosures made by this
     Prospectus. The Statement of Additional           Visit the SEC's website at http://www.sec.gov
     Information has been filed with the SEC and
     incorporated by reference into this Prospectus    REQUEST COPIES FOR A FEE BY WRITING TO:
     and is legally part of this Prospectus.           SEC Public Reference Room
                                                       Washington, DC 20549-6009; or
     ANNUAL/SEMI-ANNUAL REPORTS                        by electronic request at publicinfo@sec.gov
                                                       Call: 1-800-SEC-0330 for details
     provide certain financial and other important
     information, including a discussion of the        ADDITIONAL SERVICES QUESTIONS CAN BE
     market conditions and investment strategies       ANSWERED BY CALLING YOUR INVESTMENT
     that significantly affected Fund performance      PROFESSIONAL
     over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

     Call: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

P008 (7/04)
ICA Reg. No.   -----------------------------------------------------               [GRAPHIC]
 811-09253     NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
  #530675      -----------------------------------------------------       Printed on Recycled Paper

                                                        [LOGO] WELLS FARGO FUNDS

[GRAPHIC]

Wells Fargo Outlook Funds(R)

                                               Prospectus

                                               Wells Fargo Outlook Today Fund(R)

                                               Wells Fargo Outlook 2010 Fund(SM)

                                               Wells Fargo Outlook 2020 Fund(SM)

                                               Wells Fargo Outlook 2030 Fund(SM)

                                               Wells Fargo Outlook 2040 Fund(SM)

                                               Select Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                    July 1, 2004

$$/END

                           (INTENTIONALLY LEFT BLANK)

$$/END

Table of Contents                                                  Outlook Funds
--------------------------------------------------------------------------------

Overview                         Objectives and Principal Strategies           4
Important summary information    Summary of Important Risks                    6
about the Funds.                 Performance History                           8
                                 Summary of Expenses                          18

--------------------------------------------------------------------------------
The Funds                        Key Information                              23
Important information about      Outlook Today Fund                           24
the individual Funds.            Outlook 2010 Fund                            24
                                 Outlook 2020 Fund                            24
                                 Outlook 2030 Fund                            24
                                 Outlook 2040 Fund                            24
                                 Additional Strategies and General
                                    Investment Risks                          32
                                 Organization and Management of the Funds     37

--------------------------------------------------------------------------------
Your Investment                  Your Account                                 39
How to open an account and          How to Buy Shares                         40
how to buy, sell and exchange       How to Sell Shares                        41
Fund shares.                        Exchanges                                 42

--------------------------------------------------------------------------------
Reference                        Other Information                            43
Additional information and       Glossary                                     44
term definitions.

$$/END

Outlook Funds Overview
--------------------------------------------------------------------------------

See the Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

The Outlook Funds all have the same objective. They are designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk investors may be willing to accept given their stated investment time horizons. Each Fund is managed for investors planning to retire or to begin to withdraw substantial portions of their investment in the Fund's target year.

In buying securities for each Fund, Barclays Global Fund Advisors ("BGFA"), the Funds' investment sub-adviser, does not select individual companies. Instead, BGFA focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria. The Funds then allocate a portion of their assets to the indexes appropriate for each Fund. Where practicable, the Funds buy all the securities that comprise a recommended index; otherwise, the Funds buy a representative sample in an effort to match an index's return as closely as possible. This investment model focuses on the selection of indexes or asset classes rather than the expected performance of individual securities, and does not try to avoid individual underperforming securities, nor does it try to pick individual investments that might outperform the indexes. This strategy stems from the belief that asset allocation decisions--which investment categories you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

--------------------------------------------------------------------------------
FUND                 OBJECTIVE
--------------------------------------------------------------------------------

Outlook Today Fund   The Fund is managed for investors who have retired, are
                     planning to retire or will begin to withdraw substantial portions of their investment in the near future.

Outlook 2010 Fund    The Fund is managed for investors planning to retire or
                     begin to withdraw substantial portions of their investment approximately in the year 2010.

Outlook 2020 Fund    The Fund is managed for investors planning to retire or
                     begin to withdraw substantial portions of their investment approximately in the year 2020.

Outlook 2030 Fund    The Fund is managed for investors planning to retire or
                     begin to withdraw substantial portions of their investment approximately in the year 2030.

Outlook 2040 Fund    The Fund is managed for investors planning to retire or
                     begin to withdraw substantial portions of their investment approximately in the year 2040.

4   Outlook Funds Prospectus

$$/END

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     The Outlook Funds pursue a strategy of allocating and reallocating investments among indexes representing stocks and bonds and money market instruments to capture returns and reduce risk consistent with a stated investment time horizon. Funds with longer time horizons invest more of their assets in stocks to provide capital appreciation over the long term. Funds with shorter time horizons replace some of their stock holdings with bonds and money market instruments to reduce risk and price volatility. Funds with shorter time horizons generally have lower expected returns than Funds with longer time horizons.

--------------------------------------------------------------------------------
     PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

     We invest in a combination of equity and fixed income securities and money market instruments using an asset allocation strategy that is designed to maintain the lowest risk profile of all the Outlook Funds. The Outlook Today Fund continues to allocate a significant portion of its assets to stocks and bonds in addition to money market instruments. On average, we expect that we will invest about 35% of the Fund's assets in stocks, with the rest in bonds and money market instruments. As of the end of the Fund's last fiscal year, the Outlook Today Fund held about 35% of its assets in stocks, 64% of its assets in bonds, and the rest of its assets in money market instruments.

     We invest in a combination of equity and fixed income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2010. As of the end of the Fund's last fiscal year, the Outlook 2010 Fund held about 48% of its assets in stocks, 51% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Fund will increasingly resemble the Outlook Today Fund.

     We invest in a combination of equity and fixed income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2020. As of the end of the Fund's last fiscal year, the Outlook 2020 Fund held about 65% of its assets in stocks, 34% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

     We invest in a combination of equity and fixed income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2030. As of the end of the Fund's last fiscal year, the Outlook 2030 Fund held about 78% of its assets in stocks, 21% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

     We invest in a combination of equity and fixed income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2040. As of the end of the Fund's last fiscal year, the Outlook 2040 Fund held about 89% of its assets in stocks, 10% of its assets in bonds, and a small portion of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

                                                    Outlook Funds Prospectus   5

$$/END

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the Fund descriptions beginning on page 23;

..    the "Additional Strategies and General Investment Risks" section beginning on page 32; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
     COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

     Equity Securities

     The Funds invest in equity securities; the longer time horizon Funds, such as the Outlook 2030 and Outlook 2040 Funds, typically invest a majority of their assets in equity securities. Equity securities are subject to market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Generally, the larger the company, the less volatile and more liquid its stock.

     Small Company Securities

     Certain Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

     Debt Securities

     The Funds invest in debt securities, such as notes and bonds; the shorter time horizon Funds, such as the Outlook Today and Outlook 2010 Funds, typically invest a majority of their assets in debt securities, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

     Foreign Investments

     Certain Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in

6    Outlook Funds Prospectus

$$/END

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--------------------------------------------------------------------------------
     COMMON RISKS FOR THE FUNDS (Continued)
--------------------------------------------------------------------------------

     foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

                                                    Outlook Funds Prospectus   7

$$/END

Performance History
--------------------------------------------------------------------------------

     The Funds in this Prospectus were formerly "feeder" funds in a master/feeder arrangement, whereby each Fund invested all of its assets in a corresponding "master" fund with a substantially identical investment objective and investment strategies. As of June 23, 2001, the Funds became stand-alone funds that invest directly in a portfolio of securities. The information shown below and in the financial highlights for each of the Funds includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

     The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one- and five-year periods and for the life of the Fund are compared to the performance of several appropriate broad-based indexes.

     Please remember that past performance is no guarantee of future results.

     Outlook Today Fund Select Class Calendar Year Returns*/1/

      '95      '96      '97      '98      '99     '00     '01     '02     '03
     -----    -----    -----    -----    -----   -----   -----   -----   -----
     17.16%   6.04%    10.43%   10.14%   4.50%   4.62%   3.54%  (3.73)%  11.89%

     Best Qtr.: Q2 '03 . 7.21%     Worst Qtr.: Q3 '02 . (4.36)%

     * Performance shown reflects the performance of the Institutional Class shares. The year-to-date performance through March 31, 2004 was 1.96%.

8   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Select/1/ Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts ("IRAs").

     Average annual total returns                                                Life of
     for the period ended 12/31/03                             1 year   5 year     Fund
                                                               ------   ------   -------
     Select Class Returns Before Taxes (Incept. 06/30/04)/1/    11.89%    4.01%    6.18%
     Select Class Returns After Taxes on Distributions          11.14%    2.46%    4.01%
     Select Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                  7.70%    2.58%    4.01%
     Russell 3000 Index
        (reflects no deduction for expenses or taxes)           31.06%    0.37%   10.90%
     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for expenses or taxes)            2.45%    6.52%    6.73%
     MSCI/EAFE Index/2/
        (reflects no deduction for expenses or taxes)           38.59%   (0.05)%   3.71%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for expenses or taxes)            0.66%    3.49%    4.91%

     /1/ Performance shown for the Select Class shares reflects the performance of the Fund's Institutional Class shares, and includes expenses that are not applicable to the Select Class shares. The Institutional Class shares' returns are substantially similar to what the Select Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.
     /2/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                    Outlook Funds Prospectus   9

$$/END

Performance History
--------------------------------------------------------------------------------

     Outlook 2010 Fund Select Class Calendar Year Returns*/1/

      '95     '96     '97     '98     '99    '00    '01      '02      '03
     -----   -----   -----   -----   ----   ----   -----    -----    -----
     23.56%  10.50%  16.27%  15.67%  9.10%  0.42%  (0.76)%  (8.98)%  15.99

     Best Qtr.: Q4 '98 . 9.99%     Worst Qtr.: Q3 '02 . (8.55)%

     * Performance shown reflects the performance of the Institutional Class shares. The year-to-date performance through March 31, 2004 was 2.09%.

10   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Select/1/ Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

     Average annual total returns

                                                                                 Life of
     for the period ended 12/31/03                             1 year   5 year    Fund
                                                               ------   ------   -------
     Select Class Returns Before Taxes (Incept. 06/30/04)/1/   15.99%    2.76%     7.67%
     Select Class Returns After Taxes on Distributions         15.30%    1.35%     5.68%
     Select Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                10.36%    1.66%     5.50%
     Russell 3000 Index
        (reflects no deduction for expenses or taxes)          31.06%    0.37%    10.90%
     MSCI/EAFE Index/2/
        (reflects no deduction for expenses or taxes)          38.59%   (0.05)%    3.71%
     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for expenses or taxes)           2.45%    6.52%     6.73%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for expenses or taxes)           0.66%    3.49%     4.91%

/1/ Performance shown for the Select Class shares reflects the performance of the Fund's Institutional Class shares, and includes expenses that are not applicable to the Select Class shares. The Institutional Class shares' returns are substantially similar to what the Select Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.
/2/  Morgan Stanley Capital International/Europe, Australasia and Far East
     Index.
/3/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   11

$$/END

Performance History
--------------------------------------------------------------------------------

     Outlook 2020 Fund Select Class Calendar Year Returns*/1/

      '95     '96     '97     '98     '99     '00      '01       '02      '03
     -----   -----   -----   -----   -----   -----    -----    ------    -----
     27.13%  13.21%  20.90%  19.59%  13.72%  (3.83)%  (6.30)%  (13.76)%  20.01%

     Best Qtr.: Q4 '98 . 14.48%     Worst Qtr.: Q3 '02 . (11.76)%

     * Performance shown reflects the performance of the Institutional Class shares. The year-to-date performance through March 31, 2004 was 2.18%.

12   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Select/1/ Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

     Average annual total returns

                                                                                  Life of
     for the period ended 12/31/03                              1 year   5 year     Fund
                                                                ------   ------   -------
     Select Class Returns Before Taxes (Incept. 06/30/04)/1/    20.01%    1.19%     8.23%
     Select Class Returns After Taxes on Distributions          19.40%    0.03%     6.31%
     Select Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                 12.97%    0.53%     6.10%
     Russell 3000 Index
        (reflects no deduction for expenses or taxes)           31.06%    0.37%    10.90%
     MSCI/EAFE Index/2/
        (reflects no deduction for expenses or taxes)           38.59%   (0.05)%    3.71%
     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for expenses or taxes)            2.45%    6.52%     6.73%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for expenses or taxes)            0.66%    3.49%     4.91%

     /1/ Performance shown for the Select Class shares reflects the performance of the Fund's Institutional Class shares, and includes expenses that are not applicable to the Select Class shares. The Institutional Class shares' returns are substantially similar to what the Select Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.
     /2/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   13

$$/END

Performance History
--------------------------------------------------------------------------------

             Outlook 2030 Fund Select Class Calendar Year Returns*/1/

      '95     '96     '97     '98     '99     '00     '01      '02      '03
     -----   -----   -----   -----   -----   -----   -----    -----    -----
     30.76%  15.32%  24.14%  22.40% 16.46%  (5.74)% (9.95)%  (16.69)%  23.75%

     Best Qtr.: Q4 '98 . 17.93%     Worst Qtr.: Q3 '02 . (13.98)%

     * Performance shown reflects the performance of the Institutional Class shares. The year-to-date performance through March 31, 2004 was 2.59%.

14   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Select/1/ Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

     Average annual total returns

                                                                                Life of
     for the period ended 12/31/03                            1 year   5 year     Fund
                                                              ------   ------   -------
     Select Class Returns Before Taxes (Incept. 06/30/04)/1/  23.75%    0.36%    8.80%
     Select Class Returns After Taxes on Distributions        22.76%   (1.02)%   6.94%
     Select Class Returns After Taxes on Distributions
        and Sale of Fund Shares                               15.39%   (0.19)%   6.74%
     Russell 3000 Index
        (reflects no deduction for expenses or taxes)         31.06%    0.37%   10.90%
     MSCI/EAFE Index/2/
        (reflects no deduction for expenses or taxes)         38.59%   (0.05)%   3.71%
     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for expenses or taxes)          2.45%    6.52%    6.73%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for expenses or taxes)          0.66%    3.49%    4.91%

     /1/ Performance shown for the Select Class shares reflects the performance of the Fund's Institutional Class shares, and includes expenses that are not applicable to the Select Class shares. The Institutional Class shares' returns are substantially similar to what the Select Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.
     /2/ Morgan Stanley Capital International/Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   15

$$/END

Performance History
--------------------------------------------------------------------------------

     Outlook 2040 Fund Select Class Calendar Year Returns*/1/

      '95     '96     '97     '98     '99     '00       '01       '02      '03
     -----   -----   -----   -----   -----   -----    ------    ------    -----
     32.21%  18.41%  26.49%  25.17%  21.02%  (9.69)%  (13.52)%  (19.77)%  27.49%

     Best Qtr.: Q4 '98 . 21.54%     Worst Qtr.: Q3 '02 . (16.08)%

     * Performance shown reflects the performance of the Institutional Class shares. The year-to-date performance through March 31, 2004 was 2.48%.

16   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Select/1/ Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

     Average annual total returns

                                                                                 Life of
     for the period ended 12/31/03                             1 year   5 year     Fund
                                                               ------   ------   -------
     Select Class Returns Before Taxes (Incept. 06/30/04)/1/   27.49%   (0.68)%    9.21%
     Select Class Returns After Taxes on Distributions         26.97%   (1.59)%    7.39%
     Select Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                17.83%   (0.81)%    7.13%
     Russell 3000 Index
        (reflects no deduction for expenses or taxes)          31.06%    0.37%    10.90%
     MSCI/EAFE Index/2/
        (reflects no deduction for expenses or taxes)          38.59%   (0.05)%    3.71%
     LB Treasury 3-5 Year Index/3/
        (reflects no deduction for expenses or taxes)           2.45%    6.52%     6.73%
     iMoneyNet All Taxable Money Fund Average
        (reflects no deduction for expenses or taxes)           0.66%    3.49%     4.91%

     /1/ Performance shown for the Select Class shares reflects the performance of the Fund's Institutional Class shares, and includes expenses that are not applicable to the Select Class shares. The Institutional Class shares' returns are substantially similar to what the Select Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.
     /2/ Morgan Stanley Capital International Europe, Australasia and Far East Index.
     /3/  Lehman Brothers U.S. Treasury 3-5 Year Index.

                                                   Outlook Funds Prospectus   17

$$/END

Outlook Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                                    None

Maximum deferred sales charge (load)
   (as a percentage of the Net Asset Value ("NAV") at purchase)           None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Outlook
                                                  Today Fund   Outlook 2010 Fund
--------------------------------------------------------------------------------
Management Fees/1/                                   0.65%           0.65%
Distribution (12b-1) Fees                            0.00%           0.00%
Other Expenses/2/                                    0.21%           0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.86%           0.86%
--------------------------------------------------------------------------------
Fee Waivers                                          0.11%           0.11%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                      0.75%           0.75%
--------------------------------------------------------------------------------

/1/ Effective August 1, 2004, the Funds' investment adviser will implement a breakpoint schedule for each Fund's management fee. The management fee charged to a Fund will decline as the Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for each Fund is as follows: 0.65% for assets from $0 to $499 million; 0.60% for assets from $500 million to $999 million; 0.55% for assets from $1 billion to $2.99 billion; 0.525% for assets from $3 billion to $4.99 billion; and 0.50% for assets $5 billion and higher. Please see the Statement of Additional Information for further details.
/2/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo & Company.
/3/ The Adviser has committed through June 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the Net Expense Ratio can only be increased with the approval of the Board of Trustees.

18   Outlook Funds Prospectus

$$/END

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Outlook 2020 Fund              Outlook 2030 Fund               Outlook 2040 Fund
--------------------------------------------------------------------------------
      0.65%                          0.65%                           0.65%
--------------------------------------------------------------------------------
      0.00%                          0.00%                           0.00%
--------------------------------------------------------------------------------
      0.21%                          0.21%                           0.21%
--------------------------------------------------------------------------------
      0.86%                          0.86%                           0.86%
--------------------------------------------------------------------------------
      0.11%                          0.11%                           0.11%
--------------------------------------------------------------------------------
      0.75%                          0.75%                           0.75%
--------------------------------------------------------------------------------

                                                   Outlook Funds Prospectus   19

$$/END

Outlook Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                    Outlook
                                                  Today Fund   Outlook 2010 Fund
--------------------------------------------------------------------------------
 1 YEAR                                             $   77           $   77
 3 YEARS                                            $  263           $  263
 5 YEARS                                            $  466           $  466
10 YEARS                                            $1,051           $1,051
--------------------------------------------------------------------------------

20   Outlook Funds Prospectus

$$/END

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Outlook 2020 Fund              Outlook 2030 Fund               Outlook 2040 Fund
--------------------------------------------------------------------------------
      $   77                          $   77                         $   77
      $  263                          $  263                         $  263
      $  466                          $  466                         $  466
      $1,051                          $1,051                         $1,051
--------------------------------------------------------------------------------

                                                   Outlook Funds Prospectus   21

$$/END

                                              This page intentionally left blank
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$$/END

Key Information
--------------------------------------------------------------------------------

     Key Terms

     An "asset class" is a broad category of investments such as "bonds" or "equities." "Allocation" refers to the distribution of portfolio assets among two or more asset classes and among indexes within each asset class. The Outlook Funds offered in this Prospectus are managed using a computer model that recommends the allocation of assets according to a Fund's investment objective and risk tolerance.

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

                                                   Outlook Funds Prospectus   23

$$/END

Outlook Funds
--------------------------------------------------------------------------------

     Investment Objectives

     Each Fund seeks to provide investors with an asset allocation strategy designed to maximize total return for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular Outlook Fund based on their investment time horizon. Specifically:

     . Outlook Today Fund is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

     . Outlook 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

     . Outlook 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

     . Outlook 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

     . Outlook 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

     ---------------------------------------------------------------------------

     Investment Strategies

     The Funds were the first funds of their kind to offer a flexible investment strategy designed to change over specific time horizons. Typically, long-term investment goals are pursued with a more aggressive mix of equities and fixed income securities than short-term investment goals. The allocation of each Fund gradually grows more conservative as the target year indicated in the Fund's title approaches. You are encouraged to choose the Fund whose title year most closely matches the year during which you expect to begin regularly redeeming shares.

     Keep in mind, however, that the target year also serves as a guide to the relative risk exposure of each Fund, where the Outlook 2040 Fund has the most aggressive asset allocation and the Outlook Today Fund has the least aggressive asset allocation. If you have a low risk tolerance, you may not wish to invest in the Outlook 2040 Fund, for example, even if you do not expect to retire for another forty years. Conversely, you may feel comfortable choosing a more aggressive Outlook Fund for a near-term investment goal.

     Each Fund follows an asset allocation strategy among three broad investment classes: equities of domestic and foreign issuers, debt securities and cash in the form of money market instruments. We allocate and reallocate assets among a wide range of indexes representing U.S. and foreign common stocks, fixed income securities and money market instruments according to the recommended mix suitable for each Fund's risk level. Under normal circumstances, the Outlook Today Fund will typically invest 65% of its assets in a mix of fixed income securities and money market instruments and 35% of its assets in equity securities as it seeks stable income production and reduced volatility. The longer time horizon Funds may invest up to 100% of their assets in stocks, but as their target year approaches, their allocation will increasingly resemble the current allocation of the Outlook Today Fund.

     The Outlook Today Fund seeks to maximize total return consistent with assuming the lowest risk of any Outlook series. However, unlike the remaining Outlook Funds with target dates, the Outlook Today Fund does not reduce its investment risk through time. Instead, the Fund is expected to maintain its asset allocation as mentioned above. When one of the other Outlook Funds reaches its target year, it is expected that shareholders will be asked to approve combining such Funds with the Outlook Today Fund.

24   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

     Model-Driven Decisions

     The Funds' assets are allocated across investment groups according to a sophisticated mathematical model that was developed in 1993 and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure that it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA gains a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such a model.

     ---------------------------------------------------------------------------

     Asset Allocation Decisions

     In buying securities for each Fund, the investment model does not select individual companies. Instead, the model selects a mix of indexes by measuring their risk levels and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The model then allocates a portion of each Fund's assets to each index appropriate for each Fund. Where practicable, each Fund buys all the securities that comprise a recommended index; otherwise, the Fund buys a representative sample in an effort to match an index's return as closely as possible. The model focuses on the selection of indexes or asset classes rather than the expected performance of individual securities.

     This strategy stems from the belief that asset allocation decisions--which investment categories you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

     ---------------------------------------------------------------------------

     Risk Tolerance

     Two general rules of investing have shaped the Funds' strategies:

     . Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential for loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

     . Generally, the longer an investor's investment time horizon, the greater the investor's risk tolerance. The investor's investments have more time to recoup their losses.

     The Funds with longer time horizons are subject to more risk. This normally gives investors the potential for greater returns than the Funds with shorter time horizons. As a Fund approaches its target year, and its investors have less time to recover from market declines, the Fund systematically reduces the level of risk. This systematic shift toward more stable investments should help secure the value of your Outlook investment as the time nears for you to begin drawing on it.

     BGFA does not limit its analysis to long-term expectations. The investment model also takes into account short-term market conditions. If conditions in a market have increased risk levels of an investment type or index to a point that its risk outweighs its expected returns, the model will not allocate as much of a Fund's assets to it as it otherwise might. Conversely, the model may reduce a Fund's allocation, even when risks have not increased, because the expected return of an investment type or index has fallen. This usually happens because prices in a market have risen so high that the potential for further gain appears limited.

                                                   Outlook Funds Prospectus   25

$$/END

Outlook Funds
--------------------------------------------------------------------------------

     After a Fund Reaches its Target Year

     By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital. This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Fund continues to allocate a significant portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 35% of the Fund's assets will be invested in stocks, with the remainder in debt securities and money market instruments.

     ---------------------------------------------------------------------------

     Permitted Investments

     All of the Funds seek exposure to U.S. and foreign equity markets by investing in securities of the following stock indexes:

     . The Russell 1000 Growth Index, which consists primarily of large-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The Russell 1000 Value Index, which consists primarily of large-capitalization U.S. stocks with lower than average price-to-book ratios;

     . The Russell 2000 Growth Index, which consists primarily of small-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The Russell 2000 Value Index, which consists primarily of small-capitalization U.S. stocks with lower than average price-to-book ratios; and

     . The Morgan Stanley Capital International/Europe, Australasia and Far East Index, which consists primarily of foreign stocks.

     We seek exposure to the U.S. fixed income markets by investing in securities representative of the Lehman Brothers U.S. Treasury 3-5 Year Index, which consists primarily of public obligations of the U.S. Treasury with a maturity from 3 up to (but not including) 5 years.

     We also invest in high-quality money market instruments, including
     U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt securities and repurchase agreements. In addition, under normal market circumstances, we may invest in call and put options on stock indexes, stock index futures, options on stock index futures, interest rate and interest rate futures contracts as a substitute for a comparable market position in stocks.

     We are not required to keep a minimum investment in any of the indexes, nor are we prohibited from investing substantially all of our assets in a single asset class. The asset allocation may shift at any time.

26   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

     Portfolio Allocations

     As of February 29, 2004, the Fund's most recent fiscal year end, each Fund's asset weighting was as follows:

     ---------------------------------------------------------------------------

                                 OUTLOOK
                                  TODAY     OUTLOOK     OUTLOOK     OUTLOOK     OUTLOOK
            ASSET CLASS           FUND     2010 FUND   2020 FUND   2030 FUND   2040 FUND
     -------------------------   -------   ---------   ---------   ---------   ---------
     Money Market Instruments       1%         1%          1%          1%          1%
     Bonds                         64%        51%         34%         21%         10%
     Domestic Large Cap Equity     22%        32%         43%         53%         64%
     Domestic Small Cap Equity      4%         4%          5%          5%          6%
     Foreign Equity                 9%        12%         17%         20%         19%

     Portfolio Management

     Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of an asset allocation model. BGFA's investment professionals conduct ongoing research to enhance the model.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Funds are primarily subject to the risks described under "Common Risks for the Funds" on page 6. The value of investments in options on stock indexes is affected by price level movements for a particular index, rather than price movements for an individual issue.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

                                                   Outlook Funds Prospectus   27

$$/END

Outlook Funds
--------------------------------------------------------------------------------

The table below shows the financial performance of the Institutional Class shares of the Fund. The table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                               ----------------------------------------------------
                                               OUTLOOK TODAY FUND INSTITUTIONAL CLASS--
                                               COMMENCED ON NOV. 8, 1999
                                               ----------------------------------------------------
                                               Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
For the period ended:                            2004       2003       2002       2001       2000
                                               ----------------------------------------------------
Net asset value, beginning of period           $  9.10     $ 9.94     $10.08     $10.36     $10.66

Income from investment operations:
   Net investment income (loss)                   0.19       0.23       0.30       0.36       0.08
   Net realized and unrealized gain (loss)
      on investments                              1.23      (0.66)     (0.07)      0.25       0.00

Total from investment operations                  1.42      (0.43)      0.23       0.61       0.08

Less distributions:
   Dividends from net investment income          (0.19)     (0.25)     (0.31)     (0.33)     (0.05)
   Distributions from net realized capital
      gain                                        0.00      (0.16)     (0.06)     (0.56)     (0.33)
   Return of capital                              0.00       0.00       0.00       0.00       0.00

Total from distributions                         (0.19)     (0.41)     (0.37)     (0.89)     (0.38)

Net asset value, end of period                 $ 10.33     $ 9.10     $ 9.94     $10.08     $10.36

Total return/1/                                  15.73%     (4.32)%     2.40%      5.94%      0.53%

Ratios/supplemental data:
   Net assets, end of period (000s)            $12,410     $8,732     $9,052     $3,954       $134

Ratios to average net assets/2/:
   Ratio of expenses to average net assets        0.97%      1.00%      1.03%      1.04%      1.00%
   Ratio of net investment income (loss) to
      average net assets                          1.89%      2.42%      3.06%      3.88%      3.56%

Portfolio turnover/3/                               33%        53%        51%        58%        55%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2/, /4/                               1.03%      1.17%      1.29%      1.16%      1.05%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28   Outlook Funds Prospectus

$$/END

                                                            Financial Highlights
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
OUTLOOK 2010 FUND INSTITUTIONAL CLASS--                OUTLOOK 2020 FUND INSTITUTIONAL CLASS--
COMMENCED ON NOV. 8, 1999                              COMMENCED ON NOV. 8, 1999
----------------------------------------------------------------------------------------------------------
Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,   Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,  Feb. 29,
  2004       2003       2002       2001       2000       2004       2003        2002      2001      2000
----------------------------------------------------------------------------------------------------------
$ 10.33    $ 11.75    $ 12.32    $ 12.95    $ 13.83    $  10.47   $ 12.42    $ 13.42    $ 14.89    $16.01

   0.19       0.21       0.29       0.33       0.07        0.18      0.17       0.16       0.24      0.06

   1.99      (1.33)     (0.43)     (0.12)      0.13        2.62     (1.94)     (0.87)     (0.72)     0.30

   2.18      (1.12)     (0.14)      0.21       0.20        2.80     (1.77)     (0.71)     (0.48)     0.36

  (0.19)     (0.24)     (0.30)     (0.33)     (0.03)      (0.17)    (0.18)     (0.18)     (0.23)    (0.02)

   0.00      (0.06)     (0.13)     (0.51)     (1.05)       0.00      0.00      (0.11)     (0.74)    (1.46)
   0.00       0.00       0.00       0.00       0.00        0.00      0.00       0.00      (0.02)     0.00

  (0.19)     (0.30)     (0.43)     (0.84)     (1.08)      (0.17)    (0.18)     (0.29)     (0.99)    (1.48)

$ 12.32    $ 10.33    $ 11.75    $ 12.32    $ 12.95    $  13.10   $ 10.47    $ 12.42    $ 13.42    $14.89

  21.33%     (9.60)%    (1.14)%     1.52%      1.08%      26.96%   (14.35)%    (5.30)%    (3.58)%    1.74%

$63,530    $42,649    $36,548    $22,299    $ 1,661    $116,214   $89,948    $94,895    $64,541    $3,879

   0.96%      1.00%      1.03%      1.04%      1.00%       0.96%     1.00%      1.03%      1.04%     1.00%

   1.66%      1.98%      2.48%      3.03%      2.72%       1.48%     1.46%      1.60%      1.93%     1.69%

     31%        65%        39%        54%        49%         31%       62%        29%        39%       43%

   1.00%      1.05%      1.21%      1.08%      1.01%       0.99%     1.01%      1.18%      1.04%     1.01%

                                                   Outlook Funds Prospectus   29

$$/END

Outlook Funds
--------------------------------------------------------------------------------

The table below shows the financial performance of the Institutional Class shares of the Fund. The table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                               -----------------------------------------
                                               OUTLOOK 2030 FUND INSTITUTIONAL CLASS--
                                               COMMENCED ON NOV. 8, 1999
                                               -----------------------------------------
                                               Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,
For the period ended:                            2004       2003       2002       2001
                                               -----------------------------------------
Net asset value, beginning of period           $ 10.57    $ 13.45    $ 15.24    $ 17.07

Income from investment operations:
   Net investment income (loss)                   0.18       0.14       0.15       0.17
   Net realized and unrealized gain (loss)
      on investments                              3.19      (2.41)     (1.42)     (1.16)

Total from investment operations                  3.37      (2.27)     (1.27)     (0.99)

Less distributions:
   Dividends from net investment income          (0.17)     (0.16)     (0.16)     (0.17)
   Distributions from net realized capital
      gain                                       (0.12)     (0.45)     (0.36)     (0.67)
   Return of capital                              0.00       0.00       0.00       0.00

Total from distributions                         (0.29)     (0.61)     (0.52)     (0.84)

Net asset value, end of period                 $ 13.65    $ 10.57    $ 13.45    $ 15.24

Total return/1/                                  32.13%    (17.10)%    (8.47)%    (6.08)%

Ratios/supplemental data:
   Net assets, end of period (000s)            $56,586    $35,203    $30,749    $19,156

Ratios to average net assets/2/:
   Ratio of expenses to average net assets        0.96%      1.00%      1.03%      1.05%
   Ratio of net investment income (loss) to
      average net assets                          1.46%      1.17%      1.05%      1.27%

Portfolio turnover/3/                               27%        68%        27%        27%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2, 4/                                 1.00%      1.07%      1.24%      1.05%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  Calculated based upon average shares outstanding.

30   Outlook Funds Prospectus

$$/END

                                                            Financial Highlights
--------------------------------------------------------------------------------

           OUTLOOK 2040 FUND INSTITUTIONAL CLASS--COMMENCED
           ON NOV. 8, 1999
---------------------------------------------------------------
Feb. 29,   Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,
 2000        2004       2003       2002       2001       2000
---------------------------------------------------------------
$18.73     $ 10.77    $ 13.71    $ 15.64    $ 18.90    $19.97


  0.03        0.16/5/    0.12/5/    0.07       0.07      0.00

  0.54        3.81      (2.85)     (1.82)     (1.99)     0.80

  0.57        3.97      (2.97)     (1.75)     (1.92)     0.80


 (0.01)      (0.15)     (0.12)      0.00      (0.05)     0.00
 (2.22)       0.00      (0.09)     (0.18)     (1.29)    (1.87)
  0.00        0.00       0.00       0.00       0.00      0.00

 (2.23)      (0.15)     (0.21)     (0.18)     (1.34)    (1.87)

$17.07     $ 14.59    $ 10.77    $ 13.71    $ 15.64    $18.90

  2.39%      37.06%    (20.02)%   (11.22)%   (10.80)%    3.27%


$1,203     $33,396    $29,829    $33,976    $31,613    $1,069


  1.00%       0.96%      1.00%      1.02%      1.04%     1.00%


  1.06%       1.29%      0.96%      0.54%      0.46%     0.24%

    26%         18%        54%        14%        20%       29%



  1.02%       1.01%      1.03%      1.22%      1.07%     1.01%

                                                   Outlook Funds Prospectus   31

$$/END

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .    We cannot guarantee that a Fund will meet its investment objective.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds that invest in smaller companies and foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign markets may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

     . Certain Funds may use various derivative instruments, such as options or futures contracts. The term "derivative" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     . Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fundmay temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

     . Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

32   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

     Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitments or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower or greater than expected, which can alter the duration of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

                                                   Outlook Funds Prospectus   33

$$/END

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price tending to make prices of these securities fall more dramatically in response to selling pressure.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section on page 26 for additional information. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

34   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember each Fund is designed to meet different investment needs and objectives.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                  PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow money for temporary purposes   Leverage Risk
(e.g., to meet shareholder redemptions).

Floating and Variable Rate Debt

Instruments with interest rates that are adjusted    Interest Rate and
either on a schedule or when an index or             Credit Risk
benchmark changes.

Foreign Obligations

Debt securities of non-U.S. companies, foreign       Foreign Investment,
banks, foreign governments, and other foreign        Regulatory and Liquidity
entities.                                            Risk

Foreign Securities

Equity securities issued by a non-U.S. company,      Foreign Investment,
which may be in the form of an ADR or similar        Regulatory, Liquidity and
investment.                                          Currency Risk

Forward Commitment, When-Issued and Delayed

Delivery Transactions

Securities bought and sold for delivery at a later   Interest Rate, Leverage,
date or bought or sold for a fixed price at a        and Credit Risk
fixed date.

Illiquid Securities

A security which may not be sold or disposed of in   Liquidity Risk
the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.

Loans of Portfolio Securities

The practice of loaning securities to brokers,       Credit, Counter-Party
dealers and financial institutions to increase       and Leverage Risk
returns on those securities. Loans may be made up to 1940 Act limits (currently one-third of total assets, including the value of collateral received).

Mortgage - and Other Asset-Backed Securities

Securities consisting of fractional interests in     Interest Rate, Credit and
pools of consumer loans, such as mortgage loans,     Prepayment/Extension
car loans, credit card debt, or receivables held     Risk
in trust.

Options

The right to buy or sell a security based on an      Credit, Leverage and
agreed upon a price at a specified time. Types  of   Liquidity Risk
options used may include: options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio value.

Other Mutual Funds

Investments by the Fund in shares of other mutual    Market Risk
funds, which will cause Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

                                                   Outlook Funds Prospectus   35

$$/END

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                  PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which    Liquidity Risk
may or may not be resold in accordance with Rule
144A under the Securities Act of 1933.

Repurchase Agreements

A transaction in which the seller of a security      Credit and
agrees to buy back a security at an agreed upon      Counter-Party Risk
time and price, usually with interest.

Small Company Securities

Investments in small companies, which may be less    Small Company Investment
liquid and more volatile and than investments in     and Liquidity Risk
larger companies.

36   Outlook Funds Prospectus

$$/END

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("the Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Funds' activities
--------------------------------------------------------------------------------

        INVESTMENT ADVISER                          CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC       Wells Fargo Bank, N.A.
525 Market Street, San Francisco, CA    6th & Marquette, Minneapolis, MN
Manages the Funds' investment           Provides safekeeping for the Funds'
activities                              assets
--------------------------------------------------------------------------------

                             INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------
                         Barclays Global Fund Advisors
                      45 Fremont Street, San Francisco, CA
                Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------

                                                     TRANSFER
         ADMINISTRATOR                                AGENT
--------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC       Boston Financial Data Services, Inc.
525 Market St,                          Two Heritage Dr.
San Francisco, CA                       Quincy, MA
Manages the Funds'                      Maintains records of shares and
business activities                     supervises the payment of dividends
--------------------------------------------------------------------------------

                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------

                                  SHAREHOLDERS
--------------------------------------------------------------------------------

                                                   Outlook Funds Prospectus   37

$$/END

Organization and Management of the Funds
--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus. As of March 31, 2004, Funds Management managed over $76 billion in mutual fund assets.

     The Sub-Adviser

     Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BGFA invests the Funds' assets according to an asset allocation model. No particular individuals are responsible for the day-to-day management of the Funds. As of March 31, 2004, BGI and its affiliates managed or provided investment advice for assets aggregating in excess of $1.1 trillion.

     BGFA is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

38   Outlook Funds Prospectus

$$/END

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP") and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market price is still reliable and, if not, what fair market value to assign to the security. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests received in proper form before this time are processed the same day. Requests received after the cutoff time are processed the next business day.

     . The Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     Minimum Investments

     Institutions are required to make a minimum initial investment of $5,000,000 per Fund. There are no minimum subsequent investment requirements as long as your Institution maintains account balances at or above the minimum initial investment amount.

                                                   Outlook Funds Prospectus   39

$$/END

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

     Typically, Select Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Select Class shares of the Funds should contact an account representative at their Institution and should understand the following:

     . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Select Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     . In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day's NAV.

40   Outlook Funds Prospectus

$$/END

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     Select Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                   Outlook Funds Prospectus   41

$$/END

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

     . In general, exchanges may be made between like share classes of any Wells Fargo Fund offered to the general public for investment. In addition, Select Class shares may be exchanged for Institutional Class shares of money market funds.

     . If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new fund, unless your balance has fallen below that amount due to market conditions.

     . The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from market timing and excessive trading activity. Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management monitors available trading information and may temporarily suspend or permanently terminate purchase or exchange privileges from investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive would depend on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved.

     Contact your account representatives for further details.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

42   Outlook Funds Prospectus

$$/END

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Funds in this Prospectus make distributions of any net investment income at least quarterly and any realized capital gains at least annually. Contact your Institution for distribution options.

     Remember, distributions have the effect of reducing NAV per share by the amount distributed.

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to a Fund's shareholder substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

     An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares, and by the Fund for investment in its stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If you buy Fund shares shortly before the Fund makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your customer account representative.

                                                   Outlook Funds Prospectus   43

$$/END

Glossary
--------------------------------------------------------------------------------

We provide the following         ACH
definitions to assist you in
reading this Prospectus. For a   Refers to the "Automated Clearing House"
more complete understanding of   system maintained by the Federal Reserve Bank
these terms you should consult   which allows banks to process checks,
your investment professional.    transfer funds and perform other tasks.

                                 American Depositary Receipts ("ADRs")

                                 Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

                                 Asset-Backed Securities

                                 Securities consisting of an undivided
                                 fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

                                 Business Day

                                 Any day the New York Stock Exchange is open is a business day for the Funds.

                                 Capital Appreciation, Capital Growth

                                 The increase in the value of a security. See also "total return."

                                 Capitalization

                                 When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

                                 Debt Securities

                                 Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                                 Derivatives

                                 Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                                 Distributions

                                 Distributions of net investment income,
                                 realized capital gain and/or capital made by a Fund to its shareholders.

                                 Duration

                                 A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

                                 FDIC

                                 The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

                                 Illiquid Security

                                 A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the fund.

44   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

                                 Institution

                                 Banks, pension funds, insurance companies, trusts or other similar entities.

                                 Investment-Grade Securities

                                 A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

                                 Liquidity

                                 The ability to readily sell a security at a fair price.

                                 Money Market Instruments

                                 High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

                                 Mortgage-Backed Securities

                                 Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower's real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by borrowers, the investors receive payments of interest and principal.

                                 Net Asset Value ("NAV")

                                 The value of a single fund share. It is
                                 determined by adding together all of a fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

                                 Options

                                 The right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

                                 Quantitatively Measured Risk

                                 Risk that gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

                                 Repurchase Agreement

                                 An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

                                 Statement of Additional Information

                                 A document that supplements the disclosure made in the Prospectus.

                                 Time Horizon

                                 An investment time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with shorter time horizons. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

                                 Total Return

                                 The annual return on an investment in a mutual fund including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

                                                   Outlook Funds Prospectus   45

$$/END

Glossary
--------------------------------------------------------------------------------

     Undervalued

     Describes a stock that is believed to be worth more than its current price.

     U.S. Government Obligations

     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

46   Outlook Funds Prospectus

$$/END

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:    Write to:
                                                      Wells Fargo Funds
   STATEMENT OF ADDITIONAL INFORMATION                P.O. Box 8266
                                                      Boston, MA 02266-8266; or
   supplements the disclosures made by this           Visit the SEC's website at http://www.sec.gov
   Prospectus. The Statement of Additional
   Information has been filed with the SEC and        REQUEST COPIES FOR A FEE BY WRITING TO:
   incorporated by reference into this Prospectus     SEC Public Reference Room
   and is legally part of this Prospectus.            Washington, DC 20549-6009; or
                                                      by electronic request at publicinfo@sec.gov
   ANNUAL/SEMI-ANNUAL REPORTS                         Call: 1-800-SEC-0330 for details

   provide certain financial and other important      ADDITIONAL SERVICES QUESTIONS CAN BE
   information, including a discussion of the         ANSWERED BY CALLING YOUR INVESTMENT
   market conditions and investment strategies        PROFESSIONAL
   that significantly affected Fund performance
   over the reporting period.

   THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
   Call: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

 P069 (7/04)
ICA Reg. No.   -----------------------------------------------------           [GRAPHIC]
  811-09253    NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE   Printed on Recycled Paper
   #530673     -----------------------------------------------------

                                                        [LOGO] WELLS FARGO FUNDS

[GRAPHIC]

Wells Fargo Stock Funds

                                           Prospectus

                                           Wells Fargo Large Company Growth Fund

                                           Select Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                   June 30, 2004

                            (INTENTIONALY LEFT BLANK)

Table of Contents                                                    Stock Funds
--------------------------------------------------------------------------------

Overview                        Objective and Principal Strategy               4

Important summary information   Summary of Important Risks                     6
about the Fund.
                                Performance History                            7

                                Summary of Expenses                            8

--------------------------------------------------------------------------------
The Fund                        Key Information                               10

Important information about     Large Company Growth Fund                     11
the Fund.
                                Additional Strategies and General
                                   Investment Risks                           14

                                Organization and Management of the Fund       18

--------------------------------------------------------------------------------
Your Investment                 Your Account                                  22

How to open an account and         How to Buy Shares                          23
how to buy, sell and exchange
Fund shares.                       How to Sell Shares                         24

                                Exchanges                                     25

--------------------------------------------------------------------------------
Reference                       Other Information                             26

Additional information and      Portfolio Managers                            28
term definitions.
                                Glossary                                      29

Stock Fund Overview
--------------------------------------------------------------------------------

See the Fund description in this Prospectus for further details.
Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                        OBJECTIVE
--------------------------------------------------------------------------------

Large Company Growth Fund   Seeks long-term capital appreciation.

4   Large Company Growth Fund Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL SRATEGY
--------------------------------------------------------------------------------

The Fund is a gateway fund that invests in the common stocks of large U.S. companies that we believe have superior growth potential.We invest principally in securities of companies with market capitalizations of $3 billion or more.

                                        Large Company Growth Fund Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the Fund Description beginning on page 11;

..    the "Additional Strategies and General Investment Risks" section beginning on page 14; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Equity Securities

The Fund invests in equity securities, which are subject to equity market risk.This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. Generally, the larger the company the less volatile and more liquid its stock.

Foreign Investments

The Fund makes foreign investments through American Depositary Receipts ("ADRs"),which are subject to additional risks, including potentially less liquidity and greater price volatility.These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

6   Large Company Growth Fund Prospectus

Performance History
--------------------------------------------------------------------------------

     The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time.The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

     Please remember that past performance is no guarantee of future results.

     Large Company Growth Fund Select Class Calendar Year Returns*/1/

      '94      '95      '96      '97      '98      '99      '00       '01       '02      '03
     -----    -----    -----    -----    -----    -----    -----    ------    ------    -----
     (1.07)%  29.24%   25.11%   33.35%   48.01%   33.21%   (3.62)%  (21.58)%  (28.11)%  26.77%

     Best Qtr.: Q4 '98 . 31.64%   Worst Qtr.: Q1 '01 . (22.83)%

     * Performance shown reflects the performance of the Institutional Class shares. The year-to-date performance through March 31, 2004 was (0.33)%.

     The table below provides average annual total return information, both before and after taxes, for the Fund's Select Class1 shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts ("IRAs").

          Average annual total returns

     for the period ended 12/31/03                             1 year   5 years   10 years
                                                               ------   -------   --------
     Select Class Returns Before Taxes (Incept. 06/30/04)/1/   26.77%   (1.71)%    11.22%
     Select Class Returns After Taxes on Distributions         26.77%   (1.85)%    10.86%
     Select Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                17.40%   (1.44)%     9.94%
     S&P 500 Index
        (reflects no deduction for expenses or taxes)/2/       28.67%   (0.57)%    11.06%

     /1/ Performance shown for the Select Class shares reflects the performance of the Fund's Institutional Class shares, and includes expenses that are not applicable to the Select Class shares.The Institutional Class shares' returns are substantially similar to what the Select Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.
     /2/  S&P 500 is a registered trademark of Standard & Poor's.

                                        Large Company Growth Fund Prospectus   7

     Large Company Growth Fund
     ---------------------------------------------------------------------------

     These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

     ---------------------------------------------------------------------------
     SHAREHOLDER FEES (fees paid directly from your investment)
     ---------------------------------------------------------------------------

                                                                   Large Company
                                                                    Growth Fund
     ---------------------------------------------------------------------------
     Maximum sales charge (load) imposed on purchases (as a
        percentage of offering price)                                   None

     Maximum deferred sales charge (load) (as a percentage of
        the Net Asset Value ("NAV") at purchase)                        None
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)/1/
     ---------------------------------------------------------------------------

                                                                   Large Company
                                                                    Growth Fund
     ---------------------------------------------------------------------------
     Management Fees/2/                                                0.75%
     Distribution (12b-1) Fees                                         0.00%
     Other Expenses/3/                                                 0.21%
     ---------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                              0.96%
     ---------------------------------------------------------------------------
     Fee Waivers                                                       0.21%
     ---------------------------------------------------------------------------
     NET EXPENSES/4/                                                   0.75%
     ---------------------------------------------------------------------------

     /1/ Expenses for the Fund include expenses allocated from the master portfolio in which the Fund invests.
     /2/ Effective August 1, 2004, the Fund's investment adviser will implement a breakpoint schedule for the Fund's management fee. The management fee charged to the Fund will decline as the Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets.The breakpoint schedule for the Fund is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.
     /3/ Other expenses may include expenses payable to affiliates of Wells Fargo and Company and are based on estimated amounts for the current fiscal year.
     /4/ The adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the Net Expense Ratio may only be increased with the approval of the Board of Trustees.

8   Large Company Growth Fund Prospectus

                                                             Summary of Expenses
     ---------------------------------------------------------------------------

     EXAMPLE OF EXPENSES
     ---------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes a fixed rate of return and that fund operating expenses remain the same.Your actual costs may be higher or lower than those shown.

     You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

     ---------------------------------------------------------------------------
                                                                   Large Company
                                                                    Growth Fund
     ---------------------------------------------------------------------------
     1 YEAR                                                            $   77
     3 YEARS                                                           $  285
     5 YEARS                                                           $  510
     10 YEARS                                                          $1,159
     ---------------------------------------------------------------------------

                                        Large Company Growth Fund Prospectus   9

Key Information
--------------------------------------------------------------------------------

     In this Prospectus,"we"generally refers toWells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We"may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------

     Master/Gateway(SM) Structure

     The Fund in this Prospectus is a gateway fund in a Master/GatewaySM structure. In this structure, a gateway fund invests substantially all of its assets in one or more master portfolios of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective and strategies.Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets.Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the master portfolio(s).The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in the
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of the Fund.The sections that follow provide more detailed information about the investments and management of the Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone.The objective and strategies description for the Fund tells you:

     .    what the Fund is trying to achieve; and

     .    how we intend to invest your money.

     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.The investment policy of the Fund concerning "80% of the Fund's assets"may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

10   Large Company Growth Fund Prospectus

Large Company Growth Fund
--------------------------------------------------------------------------------

     Portfolio Managers: John S. Dale, CFA; Gary E. Nussbaum, CFA

     ---------------------------------------------------------------------------

     Investment Objective

     The Large Company Growth Fund seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

     ---------------------------------------------------------------------------

     Investment Strategies

     The Fund is a gateway fund that invests substantially all of its assets in a master portfolio with a substantially similar investment objective and investment strategies.

     In selecting securities for the Fund,we seek issuers whose stocks we believe are attractively valued, with fundamental characteristics above the market average and that support earnings growth capability.We may invest in the securities of companies whose growth potential we believe is generally unrecognized or misperceived by the market.We focus our investment strategy on large-capitalization stocks.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances,we invest:

     . at least 80% of the Fund's assets in large-capitalization securities, which we define as securities of companies with market capitalizations of $3 billion or more; and

     . up to 20% of total assets in securities of foreign companies through ADRs and similar investments.

     We will not invest more than 10% of the Fund's total assets in the securities of a single issuer.We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described under the "Summary of Important Risks" section on page 6.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 14.These considerations are all important to your investment choice.

                                       Large Company Growth Fund Prospectus   11

Large Company Growth Fund
--------------------------------------------------------------------------------

The table below shows the financial performance of the Institutional Class shares of the Fund. This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                    ON NOVEMBER 11, 1994
                                                            -------------------------------------
                                                                    Sept. 30,     Sept. 30,
For the period ended:                                                 2003          2002
                                                            -------------------------------------
Net asset value, beginning of period                               $    32.65    $    42.06

Income from investment operations:
   Net investment income (loss)                                         (0.16)        (0.21)
   Net realized and unrealized gain (loss) on investments                9.18         (9.20)

Total from investment operations                                         9.02         (9.41)

Less distributions:
   Dividends from net investment income                                  0.00          0.00
   Distributions from net realized gain                                  0.00          0.00
   Distributions in excess of realized gain                              0.00          0.00

Total distributions                                                      0.00          0.00

Net asset value, end of period                                     $    41.67    $    32.65

Total return/4/                                                         27.60%       (22.37)%

Ratios/supplemental data:
   Net assets, end of period (000s)                                $1,761,429    $1,038,491

Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/                            0.96%         1.00%
   Ratio of net investment income (loss) to average
      net assets                                                        (0.44)%       (0.56)%

Portfolio turnover/3/                                                      13%           18%

Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2/, /5/, /6/                             1.05%         1.03%

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/6/  Ratios shown for periods of less than one year are annualized.

12   Large Company Growth Fund Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

---------------------------------------------------

---------------------------------------------------


---------------------------------------------------
 Sept. 30,     Sept. 30,    Sept. 30,     May 31,
   2001          2000        1999/1/       1999
---------------------------------------------------
$    70.71    $    54.60     $  54.67    $  39.94


     (0.24)        (0.30)       (0.07)      (0.17)
    (27.53)        18.01         0.00       15.95

    (27.77)        17.71        (0.07)      15.78


      0.00          0.00         0.00        0.00
     (0.84)        (1.60)        0.00       (1.05)
     (0.04)         0.00         0.00        0.00

     (0.88)        (1.60)        0.00       (1.05)

$    42.06    $    70.71     $  54.60    $  54.67

    (39.73)%       32.74%       (0.13)%     39.96%


$1,066,607    $1,532,428     $801,943    $645,385


      0.97%         1.00%        1.00%       1.00%


     (0.48)%       (0.53)%      (0.38)%     (0.49)%

        13%            9%           5%         28%


      0.97%         1.02%        1.04%       1.09%

                                       Large Company Growth Fund Prospectus   13

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Large Company Growth Fund. Certain risks of this particular Fund are identified in the "Summary of Important Risks" section on page 6.Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts,mutual funds are not insured by the FDIC.

     .    We cannot guarantee that the Fund will meet its investment objective.

     . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline.We will not "make good"on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments.This is referred to as price volatility.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Fund holds assets in cash or money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. The Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so.During these periods, the Fund may not achieve its objective.

     . The Fund may use various derivative investments, such as options or futures contracts.The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

14   Large Company Growth Fund Prospectus

--------------------------------------------------------------------------------

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

     Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists, and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

     Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions,may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity.This is a basic risk associated with all securities.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund.You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                       Large Company Growth Fund Prospectus   15

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent.Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                  PRINCIPAL RISK(S)
--------------------------------------------------------------------------------

Borrowing Policies

The ability to borrow money for temporary purposes   Leverage Risk
(e.g. to meet shareholder redemptions).

Foreign Securities

Equity securities issued by a non-U.S. company       Foreign Investment,
which may be in the form of an ADR or similar        Regulatory, Liquidity and
investment.                                          Currency Risk

Illiquid Securities

A security which may not be sold or disposed of in   Liquidity Risk
the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.

Loans of Portfolio Securities

The practice of loaning securities to brokers,       Counter-Party and Leverage
dealers and financial institutions to increase       Risk
returns on those securities. Loans may be made up to the limits imposed by the Investment Company
Act of 1940 ("1940 Act") (currently one-third of total assets, including the value of the collateral received).

Other Mutual Funds

Investments by the Fund in shares of other mutual    Market Risk
funds, which will cause Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

Privately Issued Securities

Securities that are not publicly traded but which    Liquidity Risk
may or may not be resold in accordance with Rule
144A under the Securities Act of 1933.

Repurchase Agreements

A transaction in which the seller of a security      Counter-Party Risk
agrees to buy back a security at an agreed upon time and price, usually with interest.

16   Large Company Growth Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------
                                   BOARD OF TRUSTEES
-------------------------------------------------------------------------------------
                            Supervises the Fund's activities
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
            INVESTMENT ADVISER                             CUSTODIAN
-------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank, N.A.
525 Market Street                          6th & Marquette
San Francisco, CA                          Minneapolis, MN

Manages the Fund's investment activities   Provides safekeeping for the Fund's assets
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                 INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------
                       Peregrine Capital Management, Incorporated
                                   800 La Salle Ave.
                                    Minneapolis, MN

                    Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
             ADMINISTRATOR                                 TRANSFER AGENT
-------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Boston Financial Data Services, Inc.
525 Market Street                          Two Heritage Drive
San Francisco, CA                          Quincy, MA

Manages the Fund's                         Maintains records of shares and
business activities                        supervises the payment of dividends
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                    FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                    SHAREHOLDERS
-------------------------------------------------------------------------------------

18   Large Company Growth Fund Prospectus

--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus. As noted, the fees shown for the Fund include fees allocated from the master portfolio in which the Fund invests. As of March 31, 2004, Funds Management managed over $75 billion in mutual fund assets.

     Dormant Investment Advisory Arrangements

     Under the investment advisory contract for the Fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single master portfolio. Under this current structure, Funds Management only receives an advisory fee from the master portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios, Funds Management would be entitled to receive an annual investment advisory fee of 0.25% of the Fund's average daily net assets for providing services to the Fund including the determination of the asset allocations of the Fund's investments in the various master portfolios. If the Fund redeems assets from a master portfolio and invests them directly in a portfolio of securities, Funds Management receives an investment advisory fee from the Fund for the management of those assets.

     The Fund, as a gateway fund, has a similar "dormant" sub-advisory arrangement with the subadviser that advises the master portfolio in which it invests. Under this arrangement, if the Fund redeems assets from the master portfolio and invests them directly using the sub-adviser, the subadviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the master portfolio for investing the portion of the Fund's assets formerly invested in the master portfolio.

     The Sub-Adviser

     Peregrine Capital Management, Inc. ("Peregrine"), a wholly owned subsidiary of Wells Fargo & Company, located at La Salle Avenue, Suite 850, Minneapolis, MN 55402, is the investment subadviser for the Large Company Growth Portfolio in which the Fund invests. Peregrine is a registered investment adviser that provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans and 401(k) Plans, foundations and endowments. As of March 31, 2004, Peregrine managed over $12.8 billion in assets.

     Peregrine is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the master portfolio.

                                       Large Company Growth Fund Prospectus   19

Organization and Management of the Fund
--------------------------------------------------------------------------------

     The Administrator

     Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

20   Large Company Growth Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market price is still reliable and, if not, what fair market value to assign to the security. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"),which is usually 4:00 p.m. (Eastern time). We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE,which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests received in proper form before this time are processed the same day. Requests received after the cutoff time are processed the next business day.

     . The Fund is open for business each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr.Day, President's Day, Good Friday,Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     Minimum Investments

     Institutions are required to make a minimum initial investment of $5,000,000 in the Fund. There are no minimum subsequent investment requirements as long as your Institution maintains account balances at or above the minimum initial investment amount.

22   Large Company Growth Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     Typically, Select Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Select Class shares of the Fund should contact an account representative at their Institution and should understand the following:

     . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Select Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Fund; and

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     . In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day's NAV.

                                         Large Company Growth Fund Prospectus 23

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

     Select Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------
     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninetyday period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

24   Large Company Growth Fund Prospectus

                                                                       Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares,which may produce a capital gain or loss for tax purposes.

     . If you are making an initial investment into a Fund, through an exchange, you must exchange at least the minimum first purchase amount for the new fund, unless your balance has fallen below that amount due to market conditions.

     . The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from market timing and excessive trading activity. Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management monitors available trading information and may temporarily suspend or permanently terminate purchase or exchange privileges from investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive would depend on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved.

     . In general, exchanges may be made between like share classes of any Wells Fargo Fund offered to the general public for investment. In addition, Select Class shares may be exchanged for Institutional Class shares of money market funds.

     Contact your account representative for further details.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

                                       Large Company Growth Fund Prospectus   25

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Fund makes distributions of any net investment income and realized capital gains at least annually. Contact your Institution for distribution options.

     Remember, distributions have the effect of reducing NAV per share by the amount distributed.

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to the Fund's shareholders substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. The Fund's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares, and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008.

     Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If more than 50% of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund can file an election with the IRS which requires you to include a prorata portion of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations.

     If you buy shares of the Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption

26   Large Company Growth Fund Prospectus

--------------------------------------------------------------------------------

     or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

                                       Large Company Growth Fund Prospectus   27

Portfolio Managers
--------------------------------------------------------------------------------

     John S. Dale, CFA

     Large Company Growth Fund and its predecessor since 1983 Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

     Gary E. Nussbaum, CFA

     Large Company Growth Fund and its predecessor since 1990 Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

28   Large Company Growth Fund Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the          ACH
following definitions
to assist you in        Refers to the "Automated Clearing House" system
reading this            maintained by the Federal Reserve Bank,which banks use
Prospectus. For a       to process checks, transfer funds and perform other
more complete           tasks.
understanding of        American Depositary Receipts ("ADRs")
these terms you
should consult your     Receipts for non-U. S. company stocks. The stocks
investment              underlying ADRs are typically held in bank vaults. The
professional.           ADR's owner is entitled to any capital gains or
                        dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include
                        European Depositary Receipts and Global Depositary
                        Receipts.

                        Business Day

                        Any day the New York Stock Exchange is open is a business day for the Fund.

                        Capital Appreciation, Capital Growth

                        An increase in the value of a security.

                        Derivatives

                        Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                        Distributions

                        Distributions of net investment income, realized capital gains and/or capital made by a Fund to its shareholders.

                        FDIC

                        The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

                        Institution

                        Banks, pension funds, insurance companies, trusts or other similar entities.

                        Liquidity

                        The ability to readily sell a security at a fair price.

                        Money Market Instruments

                        High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

                        Net Asset Value ("NAV")

                        The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

                        Options

                        The right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the market price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

                                         Large Company Growth Fund Prospectus 29

Glossary
--------------------------------------------------------------------------------

     Repurchase Agreement

     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Statement of Additional Information

     A document that supplements the disclosure made in the Prospectus.

     Total Return

     The annual return on an investment in a mutual fund including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

     Turnover Ratio

     The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

     U. S. Government Obligations

     Obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities.

30   Large Company Growth Fund Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:           Write to:
                                                               Wells Fargo Funds
     STATEMENT OF ADDITIONAL INFORMATION                       P.O. Box 8266
                                                               Boston, MA 02266-8266; or
     supplements the disclosures made by this                  Visit the SEC's website at http://www.sec.gov
     Prospectus. The Statement of Additional
     Information has been filed with the SEC and               REQUEST COPIES FOR A FEE BY WRITING TO:
     is incorporated by reference into this Prospectus         SEC Public Reference Room
     and is legally part of this Prospectus.                   Washington, DC 20549-6009; or
                                                               by electronic request at publicinfo@sec.gov
     ANNUAL/SEMI-ANNUAL REPORTS                                Call: 1-800-SEC-0330 for details

     provide certain financial and other important             ADDITIONAL SERVICES QUESTIONS CAN BE
     information, including a discussion of the                ANSWERED BY CALLING YOUR INVESTMENT
     market conditions and investment strategies               PROFESSIONAL
     that significantly affected Fund performance
     over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222 or visit our website at www.wellsfargofunds.com

 P074 (6/04)
ICA Reg. No.   -----------------------------------------------------           [GRAPHIC]
 811-09253     NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE   Printed on Recycled Paper
  #530933      -----------------------------------------------------

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                               Dated July 1, 2004

                               OUTLOOK TODAY FUND
                                OUTLOOK 2010 FUND
                                OUTLOOK 2020 FUND
                                OUTLOOK 2030 FUND
                                OUTLOOK 2040 FUND

         Class A, Class B, Class C, Institutional Class and Select Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about five funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030 and Outlook 2040 Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A, Class B, Class C, Institutional Class and Select Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses dated July 1, 2004. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended February 29, 2004, are hereby incorporated by reference to the Annual Report. The Prospectuses and Annual Report may be obtained without charge by calling 1-800-222-8222 or by writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Historical Fund Information....................................................1

Investment Policies............................................................3

Additional Permitted Investment Activities and Associated Risks................5

Management....................................................................20

Performance Calculations......................................................34

Determination of Net Asset Value..............................................37

Additional Purchase and Redemption Information................................38

Portfolio Transactions........................................................40

Fund Expenses.................................................................43

Federal Income Taxes..........................................................44

Proxy Voting Procedures.......................................................53

Capital Stock.................................................................55

Other.........................................................................60

Counsel.......................................................................60

Independent Auditors..........................................................61

Financial Information.........................................................61

Appendix.....................................................................A-1

                           HISTORICAL FUND INFORMATION

     The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex following the merger of the advisers' parent companies. On March 25, 1999, the Board of Trustees of Stagecoach Trust and the Board of Trustees of the Trust (the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the predecessor Stagecoach Trust portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

     Effective May 1, 2001, the name of each Fund was changed as follows:

     ---------------------------------------------------------------------------
     Prior Name                                   Name Effective May 1, 2001
     ---------------------------------------------------------------------------
     LifePath Opportunity Fund                    Wells Fargo Outlook Today Fund
     ---------------------------------------------------------------------------
     LifePath 2010 Fund                           Wells Fargo Outlook 2010 Fund
     ---------------------------------------------------------------------------
     LifePath 2020 Fund                           Wells Fargo Outlook 2020 Fund
     ---------------------------------------------------------------------------
     LifePath 2030 Fund                           Wells Fargo Outlook 2030 Fund
     ---------------------------------------------------------------------------
     LifePath 2040 Fund                           Wells Fargo Outlook 2040 Fund
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     Effective June 23, 2001, each Fund withdrew its investment from its respective Barclays Global Fund Advisors ("BGFA")-advised master portfolio, and converted into a stand-alone Fund investing directly in a portfolio of securities. At that time, BGFA became the direct investment adviser to each stand-alone Fund pursuant to an interim advisory agreement, and was entitled to receive fees at the same annual rates as were applicable under the advisory contract with each BGFA-advised Master Portfolio. At the special meetings of shareholders held on October 19, 2001, shareholders approved new investment advisory and sub-advisory arrangements, with Wells Fargo Funds Management, LLC ("Funds Management") as adviser and BGFA as sub-adviser.

     The Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030 and Outlook 2040 Funds commenced operations on November 8, 1999, as successors to the LifePath Funds of Stagecoach Trust. The predecessor Stagecoach Trust LifePath Funds offered Class A, Class B, and Class C shares. The Class B shares of the LifePath Opportunity Fund commenced operations on August 1, 1998, and the Class C shares of the LifePath 2040 Fund commenced operations on July 1, 1998. The Class B shares of all other LifePath Funds commenced operations on March 1, 1997. The Class C shares of all other LifePath Funds commenced operations on December 1, 1998. The Institutional Class shares commenced operations on November 8, 1999 and the Select Class shares commenced operations on June 30, 2004. Prior to June 24, 1998, the LifePath Opportunity Fund of Stagecoach Trust was named the LifePath 2000 Fund.

     Asset Allocation Strategy -- Investment Models

     The Funds seek to provide investors with an asset allocation strategy designed to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons. The Funds invest in a wide range of U.S. and foreign equity and debt securities and money market instruments. Each Fund, except the Outlook Today Fund, is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year stated in the title of the Fund in which they invest (e.g., investors in the Outlook 2010 Fund plan to retire, or begin to withdraw substantial portions of their investment, in the year 2010). The Outlook Today Fund is managed for investors who are retired, or are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

     To manage the Funds, BGFA employs a proprietary investment model (the "Model") that analyzes extensive financial and economic data, including risk correlation and expected return statistics. The Model selects indices representing segments of the global equity and debt markets and the Funds invest to create market exposure by purchasing representative samples of the indices in an attempt to replicate their performance. The Model, which is continually refined and enhanced, evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each Outlook Fund as time passes. The Funds may invest in a wide range of U.S. and foreign investments and market sectors and may shift their allocations among investments and sectors from time to time.

     The Model has broad latitude to allocate the Funds' investments among a wide range of asset classes, including, among others, equity securities, debt securities and money market instruments. The Funds are not managed as balanced portfolios and are not required to maintain a portion of their investments in each of the permitted investment categories at all times. Until a Fund attains an asset level of approximately $100 to $150 million, the Model will allocate assets across fewer of the investment categories than it otherwise would. As a Fund approaches this minimum asset level, the Model will add investment categories, thereby approaching the desired investment mix over time. The portfolio of investments of each Fund is compared from time to time to the Model's recommended allocation. Recommended reallocations are implemented subject to BGFA's assessment of current economic conditions and investment opportunities. BGFA may change from time to time the criteria and methods it uses to implement the recommendations of the Model. Recommended reallocations are implemented in accordance with trading policies designed to take advantage of market opportunities and reduce transaction costs. The asset allocation mix selected by the Model is a primary determinant in the respective Fund's investment performance. BGFA manages other portfolios that also invest in accordance with the Model. The performance of each of those other portfolios is likely to vary from the performance of the Funds. Such variation in performance is primarily due to different equilibrium asset-mix assumptions used for the various portfolios, timing differences in the implementation of the Model's recommendations and differences in expenses and liquidity requirements. The overall management of each Fund is based on the recommendation of the Model, and no person is primarily responsible for recommending the mix of asset classes in each Fund or the mix of securities within the asset classes. Decisions relating to the Model are made by BGFA's investment committee.

                              INVESTMENT POLICIES

     Fundamental Investment Policies

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies

     Each Fund has adopted the following non-fundamental policies which may be changed by the Board of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") (i) for bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on all amounts realized on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Convertible Securities

     The Funds may invest in convertible securities that provide current income and are issued by companies that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of each Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRSROs, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or unrated but determined by the adviser to be of comparable quality.

     Derivative Securities

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

     Dollar Roll Transactions

     The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Fixed-Income Securities

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's and "BBB" by S&P and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Securities rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

     Floating- and Variable-Rate Obligations

     The Funds may purchase floating- and variable-rate obligations, such as demand notes, and bonds and certificates of participation in such obligations. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     Foreign Obligations and Securities

     The Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

     The Funds invest in securities of foreign issuers through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") of such issuers. ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Each Fund may invest in ADRs, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governments, their political subdivisions, agencies or instrumentalities that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

     The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     Foreign Currency Transactions. The Funds may enter into foreign currency exchange contracts ("forward contracts") to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions

     The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts and Options Transactions

     In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the relevant Fund.

     The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest-rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

     Interest-Rate and Index Swaps. The Funds may enter into interest-rate and index swaps in pursuit of their investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of its commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

     Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Fund.

     Illiquid Securities

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 15% of its net assets in illiquid securities.

     Loans of Portfolio Securities

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank, N.A. (the "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     Money Market Instruments

     The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Mortgage-Related Securities

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment and Extension Risk. The stated durations of mortgage-related securities may be shortened by unscheduled prepayments on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average duration of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Other Investment Companies

     The Funds may invest in shares of other open-end management investment companies, generally up to the limits prescribed by Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund's investment in such securities currently is generally limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Pass-Through Obligations

     The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the GNMA) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as FNMA or FHLMC) or bonds collateralized by any of the foregoing.

     Privately Issued Securities

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements

     The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     The Funds may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

     Reverse Repurchase Agreements

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Short Sales

     The Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box"). If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Funds and their shareholders.

     Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     Short-Term Corporate Debt Instruments

     The Funds may invest in commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     The Funds also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. The Funds will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P.

     Unrated Investments

     The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectuses and in this SAI. The ratings of Moody's and S&P are more fully described in the attached Appendix.

     U.S. Government Obligations

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants

     The Funds each may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

     Zero Coupon Bonds

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

     Nationally Recognized Statistical Ratings Organizations ("NRSROs")

     The ratings of Moody's, S&P, and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

     Trustees and Officers. The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                         Position Held with                                        Other Public Company
                         Registrant/            Principal Occupation(s)            or Investment Company
Name, Age and Address    Length of Service/1/     During Past 5 Years              Directorships
---------------------    --------------------   ---------------------              ---------------------

                                           INDEPENDENT TRUSTEES
Thomas S. Goho, 61       Trustee,               Wake Forest University, Calloway            N/A
                         Since 1987             School of Business and
                                                Accountancy, Benson-Pruitt
                                                Professorship since 1999,
                                                Associate Professor of Finance
                                                1994-1999.

                         Position Held with                                        Other Public Company
                         Registrant/            Principal Occupation(s)            or Investment Company
Name, Age and Address    Length of Service/1/     During Past 5 Years              Directorships
---------------------    --------------------   ---------------------              ---------------------
Peter G. Gordon, 61      Trustee, since         Chairman, CEO and Co-Founder of             N/A
                         1998; (Lead            Crystal Geyser Water Company and
                         Trustee, since         President of Crystal Geyser
                         2001).                 Roxane Water Company.

Richard M. Leach, 70     Trustee,               Retired.  Prior thereto,                    N/A
                         Since 1987             President of Richard M. Leach
                                                Associates (a financial
                                                consulting firm).

Timothy J. Penny, 52     Trustee,               Senior Counselor to the public              N/A
                         Since 1996             relations firm of Himle-Horner
                                                and Senior Fellow at the Humphrey
                                                Institute, Minneapolis, Minnesota
                                                (a public policy organization).

Donald C. Willeke, 64    Trustee,               Principal of the law firm of                N/A
                         Since 1996             Willeke & Daniels.

                                       INTERESTED/2/ TRUSTEES

Robert C. Brown, 72      Trustee,               Retired. Director, Federal Farm             N/A
                         Since 1992             Credit Banks Funding Corporation
                                                and Farm Credit System Financial
                                                Assistance Corporation until
                                                February 1999.

J. Tucker Morse, 59      Trustee,               Private Investor/Real Estate                N/A
                         Since 1987             Developer; Chairman of White
                                                Point Capital, LLC.

                                                OFFICERS

Karla M. Rabusch, 45     President,             Senior Vice President of Wells              N/A
                         Since 2003             Fargo Bank, N.A. and President
                                                of Wells Fargo Funds Management,
                                                LLC. Senior Vice President and
                                                Chief Administrative Officer of
                                                Wells Fargo Funds Management,
                                                LLC from March 2001 to March
                                                2003. Vice President of Wells
                                                Fargo Bank, N.A. from December
                                                1997 to May 2000.

                         Position Held with                                        Other Public Company
                         Registrant/            Principal Occupation(s)            or Investment Company
Name, Age and Address    Length of Service/1/     During Past 5 Years              Directorships
---------------------    --------------------   ---------------------              ---------------------
Stacie D. DeAngelo, 35   Treasurer,             Vice President of Wells Fargo               N/A
                         since 2003             Bank, N.A. Vice President of
                                                Operations for Wells Fargo Funds
                                                Management, LLC. Prior thereto,
                                                Operations Manager at Scudder
                                                Weisel Capital LLC from October
                                                2000 to May 2001 and Director of
                                                Shareholder Services at BISYS
                                                Fund Services from September
                                                1999 to October 2000. Assistant
                                                Vice President of Operations
                                                with Nicholas-Applegate Capital
                                                Management from May 1993 to
                                                September 1999.

C. David Messman, 44     Secretary,             Vice President and Managing                 N/A
                         since 2000             Counsel of Wells Fargo Bank,
                                                N.A. Vice President and
                                                Secretary of Wells Fargo Funds
                                                Management, LLC since March
                                                2001.

----------
/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full

Board. The Audit Committee operates pursuant to a separate charter, and met two times during the Funds' most recently completed fiscal year.

     Compensation. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the fiscal year ended February 29, 2004, the Trustees received the following compensation:

                               Compensation Table
                          Year Ended February 29, 2004

          Trustee                                             Compensation
          -------                                             ------------
                              INDEPENDENT TRUSTEES
          Thomas S. Goho                                         $77,000
          Peter G. Gordon                                        $87,000
          Richard M. Leach                                       $77,000
          Timothy J. Penny                                       $77,000
          Donald C. Willeke                                      $77,000
                               INTERESTED TRUSTEES
          Robert C. Brown                                        $75,000
          J. Tucker Morse                                        $75,000

     Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                   Beneficial Equity Ownership in Fund Complex
                      Calendar Year Ended December 31, 2003

-----------------------------------------------------------------------------------
                    Dollar Range of Equity Securities of the          Aggregate
                    Outlook Funds of Funds Trust                      Dollar Range
                    -----------------------------------------------   of Equity
                    Outlook   Outlook   Outlook   Outlook   Outlook   Securities of
Trustee             Today     2010      2020      2030      2040      Fund Complex
-----------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------
Thomas S. Goho         B         B         0         0         0            D
-----------------------------------------------------------------------------------
Peter G. Gordon        0         0         0         0         0            B
-----------------------------------------------------------------------------------
Richard M. Leach       0         0         0         0         0            0
-----------------------------------------------------------------------------------
Timothy J. Penny       0         0         0         0         0            C
-----------------------------------------------------------------------------------
Donald C. Willeke      0         0         0         0         0            D
-----------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
-----------------------------------------------------------------------------------
Robert C. Brown        0         0         0         0         0            D
-----------------------------------------------------------------------------------
J. Tucker Morse        0         0         0         0         0            D
-----------------------------------------------------------------------------------

     Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), a description of the quality and nature of the services provided by the Advisers.

     Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

     The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment Adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers compliance procedures including the Advisers' internal compliance policies relating to the respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which the sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Funds.

     Investment Adviser. As discussed under the "Historical Fund Information" section, Funds Management assumed investment advisory responsibilities for each of the Funds on October 19, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser. Prior to August 1, 2004, Funds Management is entitled to receive as compensation for its advisory services a monthly fee at the annual rate of 0.70% of each Fund's average daily net assets. Effective August 1, 2004, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:

     -----------------------------------------------------
            Fund                            Fee
     -----------------------------------------------------
     Outlook Today Fund            0-499M            0.65%
                                   500-999M          0.60%
                                   1-2.99B           0.55%
                                   3-4.99B          0.525%
                                   >4.99B            0.50%
     -----------------------------------------------------
     Outlook 2010 Fund             0-499M            0.65%
                                   500-999M          0.60%
                                   1-2.99B           0.55%
                                   3-4.99B          0.525%
                                   >4.99B            0.50%
     -----------------------------------------------------
     Outlook 2020 Fund             0-499M            0.65%
                                   500-999M          0.60%
                                   1-2.99B           0.55%
                                   3-4.99B          0.525%
                                   >4.99B            0.50%
     -----------------------------------------------------
     Outlook 2030 Fund             0-499M            0.65%
                                   500-999M          0.60%
                                   1-2.99B           0.55%
                                   3-4.99B          0.525%
                                   >4.99B            0.50%
     -----------------------------------------------------
     Outlook 2040 Fund             0-499M            0.65%
                                   500-999M          0.60%
                                   1-2.99B           0.55%
                                   3-4.99B          0.525%
                                   >4.99B            0.50%
     -----------------------------------------------------

     Prior to October 19, 2001, BGFA served as investment adviser to the Funds. For the periods indicated below the Funds paid to Funds Management or BGFA the following advisory fees:

                                  Funds Mgmt.                 Funds Mgmt.
                             (3/01/03 - 2/29/04)         (3/01/02 - 2/28/03)
                             -------------------         -------------------
                                       Fees Waived/                Fees Waived/
     Fund                 Fees Paid    Reimbursed     Fees Paid    Reimbursed
     ----                 ----------   ----------     ---------    ----------
     Outlook Today Fund   $  472,881     $ 83,893     $  253,741     $243,930
     Outlook 2010 Fund    $1,104,629     $115,451     $  857,441     $277,545
     Outlook 2020 Fund    $1,755,631     $138,391     $1,487,175     $305,148
     Outlook 2030 Fund    $1,021,636     $108,409     $  680,214     $332,187
     Outlook 2040 Fund    $1,337,570     $169,251     $1,075,896     $532,939

                                   Funds Mgmt.                    BGFA
                               (10/19/01 - 2/28/02)       (6/23/01 - 10/18/01)
                               --------------------       --------------------
                                             Fees
     Fund                 Fees Paid   Waived/Reimbursed         Fees Paid
     ----                 ---------   -----------------         ---------
     Outlook Today Fund    $ 80,575        $108,242             $126,964
     Outlook 2010 Fund     $254,304        $185,619             $302,610
     Outlook 2020 Fund     $460,780        $248,391             $489,667
     Outlook 2030 Fund     $216,263        $206,519             $302,918
     Outlook 2040 Fund     $417,703        $311,781             $529,666

     Prior to June 23, 2001, the Funds were master-feeder funds that invested substantially all of their assets in corresponding master portfolios advised by BGFA with substantially similar investment objectives and strategies. Accordingly, the information below showing the dollar amounts of advisory fees paid shows the pro-rata portion of the advisory fees paid by the previous corresponding master portfolio to BGFA that was borne by each Fund, without waivers:

                                          Period From
     Master Portfolio                   3/01/01-6/22/01
     ----------------                   ---------------
     LifePath Income Master Portfolio       $118,096
     LifePath 2010 Master Portfolio         $292,440
     LifePath 2020 Master Portfolio         $475,252
     LifePath 2030 Master Portfolio         $317,899
     LifePath 2040 Master Portfolio         $564,170

     Investment Sub-Adviser. BGFA, a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. BGFA makes recommendations regarding the investment and reinvestment of the Funds' assets pursuant to an asset allocation model, furnishes to Funds Management periodic reports on the investment activity and performance of the Funds, and furnishes such additional reports and information as Funds Management and the Trust's Trustees and Officers may reasonably request. As compensation for its sub-advisory services, BGFA is entitled to receive monthly fees at the annual rate of 0.25% on the first $100 million, 0.20% on the next $100 million, and 0.15% on all amounts in excess of $200 million.

     For the periods indicated below, the Funds paid to BGFA, an unaffiliated sub-adviser, the following sub-advisory fees:

                                  Year Ended                 Year Ended
                                    2/29/04                    2/28/03
                                    -------                    -------
                                       Fees Waived/                Fees Waived/
     Fund                 Fees Paid    Reimbursed     Fees Paid    Reimbursed
     ----                 ---------    ----------     ---------    ----------
     Outlook Today Fund   $199,294         $0         $177,739         $0
     Outlook 2010 Fund    $399,501         $0         $374,282         $0
     Outlook 2020 Fund    $557,128         $0         $534,069         $0
     Outlook 2030 Fund    $373,710         $0         $340,097         $0
     Outlook 2040 Fund    $473,246         $0         $494,355         $0

                                   Period From
                              10/19/01 - 2/28/02
                          -----------------------------
                                             Fees
     Fund                 Fees Paid   Waived/Reimbursed
     ----                 ---------   -----------------
     Outlook Today Fund   $  76,996           $0
     Outlook 2010 Fund    $ 163,360           $0
     Outlook 2020 Fund    $ 233,873           $0
     Outlook 2030 Fund    $ 155,937           $0
     Outlook 2040 Fund    $ 237,073           $0

     Administrator. The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

     ------------------------------------------------------------------
                                                      Fee
                                     ----------------------------------
                 Class               Prior to 8/1/04   Effective 8/1/04
     ------------------------------------------------------------------
     Class A, Class B, and Class C        0.33%         0-4.99B   0.33%
     Shares                                             5-9.99B   0.32%
                                                         >9.99B   0.31%
     ------------------------------------------------------------------
     Institutional Class Shares           0.25%         0-4.99B   0.25%
                                                        5-9.99B   0.24%
                                                         >9.99B   0.23%
     ------------------------------------------------------------------
     Select Class Shares                  0.15%         0-4.99B   0.15%
                                                        5-9.99B   0.14%
                                                         >9.99B   0.13%
     ------------------------------------------------------------------

     For the periods indicated below, the Funds paid Funds Management the following dollar amounts for administration fees:

                          Year Ended   Year Ended   Year Ended
     Fund                   2/29/04      2/28/03      2/28/02
     ----                   -------      -------      -------
     Outlook Today Fund    $253,952     $106,644     $      0
     Outlook 2010 Fund     $531,499     $243,211     $ 22,339
     Outlook 2020 Fund     $807,885     $384,069     $105,882
     Outlook 2030 Fund     $497,693     $216,943     $      0
     Outlook 2040 Fund     $684,269     $344,750     $      0

     Distributor. Stephens, Inc. ("Stephens" or "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds' shares. The Funds have adopted a distribution plan ("Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for certain classes of their shares. The Plan was adopted by the Trust's Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares pay Stephens an annual fee of 0.75% paid monthly based on the average daily net assets attributable to the Fund, as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by these Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     For the year ended February 29, 2004, the Outlook Funds paid the Distributor the following fees for distribution-related services, as set forth below, under each Fund's Plan:

                            Printing &                  Compensation
                              Mailing                        to        Compensation       Other
     Fund         Total    Prospectuses   Advertising   Underwriters    to Br/Dlrs.   (B Shr. Fin.)
     ----         -----    ------------   -----------   ------------   ------------   -------------
Outlook Today
   Class B      $160,277        N/A           N/A          N/A            N/A            $160,277
   Class C      $ 82,199        N/A           N/A          $41,726        $40,473        N/A

 Outlook 2010
   Class B      $258,956        N/A           N/A          N/A            N/A            $258,956
   Class C      $ 52,433        N/A           N/A          $28,673        $23,760        N/A

 Outlook 2020
   Class B      $241,812        N/A           N/A          N/A            N/A            $241,812
   Class C      $ 50,643        N/A           N/A          $31,354        $19,289        N/A

 Outlook 2030
   Class B      $156,069        N/A           N/A          N/A            N/A            $156,069
   Class C      $ 31,030        N/A           N/A          $24,213        $ 6,817        N/A

 Outlook 2040
   Class B      $333,557        N/A           N/A          N/A            N/A            $333,557
   Class C      $ 32,371        N/A           N/A          $12,161        $20,210        N/A

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have indirect financial interests in the operation of the Plans. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells

Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling agents may receive significant additional payments directly from the Adviser, Administrator, or Distributor in connection with the sale of Fund shares.

     Shareholder Servicing Agent. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request.

     For providing investor services, a Servicing Agent is entitled to a fee from Class A, Class B, and Class C shares of each Fund of 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board and provide that a Fund shall not be obligated to make any payments under such Plan or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

     Custodian. Wells Fargo Bank, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive 0.02% of the average daily net assets of each Fund.

     Fund Accountant. Effective the first quarter of 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive the annual asset based Fund Complex fee listed in the chart below.

     ----------------------------------------------
     Average Fund Complex
       Daily Net Assets     Annual Asset Based Fees
     ----------------------------------------------
         $0-85 billion              0.0057%
     ----------------------------------------------
         >$85 billion               0.0025%
     ----------------------------------------------

     Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket costs.

     Prior to PFPC, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Funds. For its services as fund accountant, Forum Accounting received a monthly base fee per Fund of $5,000. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and Forum Accounting also received a fee equal to 0.0025% of the average daily net assets of each Fund.

     Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

     Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens and the amounts retained by Stephens are as follows:

     ---------------------------------------------------------------
          Year Ended           Year Ended             Year Ended
           2/29/04               2/28/03               2/28/02
     -------------------   -------------------   -------------------
       Paid     Retained     Paid     Retained     Paid     Retained
     --------   --------   --------   --------   --------   --------
     $505,439    $83,975   $211,677    $35,583   $403,876    $57,813
     ---------------------------------------------------------------

     Code of Ethics. The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Adviser are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of distributions but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or class of shares in a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information for the Funds is incorporated by reference to the Funds' Annual Report.

     Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV//D//") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula:
P(1+T)/n/=ATV//D//.

     Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV//DR//"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//DR//.

     All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, for the calendar year ended December 31, 2003 is presented in the Prospectuses.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the NAVs of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of an S&P Index, the Dow Jones Industrial Average, or other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of distributions and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2004, Funds Management managed over $76 billion in mutual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     NAV per share for each class of the Funds is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Funds reserve the right to reject any purchase orders, and, under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by the SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

The dealer reallowance for Class A shares is as follows:

     ---------------------------------------------------------------------------
                              FRONT-END SALES   FRONT-END SALES       DEALER
                                CHARGE AS %       CHARGE AS %       REALLOWANCE
             AMOUNT               OF PUBLIC      OF NET AMOUNT    AS % OF PUBLIC
          OF PURCHASE          OFFERING PRICE       INVESTED      OFFERING PRICE
     ---------------------------------------------------------------------------
     Less than $50,000             5.75%             6.10%             5.00%
     ---------------------------------------------------------------------------
     $50,000 to $99,999            4.75%             4.99%             4.00%
     ---------------------------------------------------------------------------
     $100,000 to $249,999          3.75%             3.90%             3.00%
     ---------------------------------------------------------------------------
     $250,000 to $499,999          2.75%             2.83%             2.25%
     ---------------------------------------------------------------------------
     $500,000 to $999,999          2.00%             2.04%             1.75%
     ---------------------------------------------------------------------------
     $1,000,000 and over/1/        0.00%             0.00%             1.00%
     ---------------------------------------------------------------------------

----------
/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay on Class A shares purchased prior to February 1, 2004, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after February 1, 2004, the CDSC percentage you pay is applied to the NAV of the shares on the date of the original purchase.

     Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A, Class B, Class C shareholders with an existing Wells Fargo Funds account may purchase additional shares of Classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No contingent deferred sales charge is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Employees of the Transfer Agent. Employees of Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at NAV.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealers including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds. BGFA does not engage in directed brokerage practices.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may increase a Fund's obligations to make distributions. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

     Brokerage Commissions. For periods indicated below, the Funds paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                         FYE          FYE         Period from
     Fund              2/29/04      2/28/03    (6/23/01-2/28/02)
     ----            ----------   ----------   -----------------
     Outlook Today   $ 8,965.55   $14,546.79       $12,166.07
     Outlook 2010    $29,599.36   $63,464.45       $32,737.81
     Outlook 2020    $41,988.73   $81,710.69       $43,472.39
     Outlook 2030    $37,009.03   $48,840.86       $15,890.67
     Outlook 2040    $41,133.72   $85,069.14       $30,265,60

     For the period of March 1, 2001 through June 22, 2001, the following Master Portfolios in which the Funds invested prior to June 23, 2001, when the Funds became stand-alone funds, paid the following aggregate amounts of brokerage commissions on brokerage transactions:

     Master Portfolio   3/01/01 - 6/22/01
     ----------------   -----------------
     LifePath Income       $  6,868.27
     LifePath 2010         $ 20,916.18
     LifePath 2020         $100,551.34
     LifePath 2030         $ 31,746.13
     LifePath 2040         $ 20,587.90

     Affiliated Brokers. For the fiscal years 2003 and 2004, the Funds did not effect securities transactions through an affiliated broker. For the fiscal year ended February 28, 2002, the

Master Portfolios (from March 1, 2001 through June 22, 2001) and each Fund (from June 23, 2001 through February 28, 2002) paid the following commissions to affiliated brokers:

                                                          % Aggregate    % Aggregate
Master Portfolio   Broker   Commissions   Relationship*   Commissions   Transactions
----------------   ------   -----------   -------------   -----------   ------------
LifePath Income     BGIS     $ 3,021.00         1            43.98%         43.65%
LifePath 2010       BGIS     $     9.00         1             4.30%      Less than 1%
LifePath 2020       BGIS     $33,240.69         1            33.05%         30.85%
LifePath 2030       BGIS         N/A           N/A             N/A           N/A
LifePath 2040       BGIS     $10,266.45         1            49.86%          6.10%

                                                       % Aggregate    % Aggregate
Fund            Broker   Commissions   Relationship*   Commissions   Transactions
----            ------   -----------   -------------   -----------   -------------
Outlook Today     N/A        N/A            N/A             N/A           N/A
Outlook 2010     BGIS     $1,614.00          2             4.93%         12.08%
Outlook 2020      N/A        N/A            N/A             N/A           N/A
Outlook 2030      N/A        N/A            N/A             N/A           N/A
Outlook 2040     BGIS     $1,194.09          2             3.95%         3.87%

----------
* The relationship of the broker is identified as (1) affiliated with the Master Portfolio/Fund, or is an affiliate of an affiliated broker; or (2) an affiliated person of which is an affiliate of the Fund, its investment adviser, or principal underwriter.

     Securities of Regular Broker-Dealers. As of February 29, 2004, the Funds held securities of their regular broker-dealers as indicated in the amounts shown below:

     Fund                      Broker/Dealer                   Amount
     ----                      -------------                 ----------
Outlook Today   Banc of America Securities LLC               $  237,000
                Morgan (J.P.) Securities Inc.                $  186,000
                Goldman Sachs & Co.                          $  107,000
                Deutsche Bank Securities Inc.                $  114,000
                Merrill Lynch, Pierce, Fenner & Smith Inc.   $  125,000
                Credit Suisse First Boston Corp              $   86,000
                Lehman Brothers Inc.                         $   52,000
                Bear Stearns & Co. Inc.                      $   16,000

Outlook 2010    Banc of America Securities LLC               $  719,000
                Morgan (J.P.) Securities Inc.                $  527,000
                Goldman Sachs & Co.                          $  304,000
                Merrill Synch, Pierce, Fenner & Smith Inc.   $  358,000
                Deutsche Bank Securities Inc.                $  239,000
                Lehman Brothers Inc.                         $  161,000
                Credit Suisse First Boston Corp.             $  193,000
                Bear, Stearns & Co. Inc.                     $   68,000

     Fund                      Broker/Dealer                   Amount
     ----                      -------------                 ----------
Outlook 2020    Banc of America Securities LLC               $1,461,000
                Morgan (J.P.) Securities Inc.                $  811,000
                Goldman Sachs & Co.                          $  618,000
                Merrill Lynch, Pierce, Fenner & Smith Inc.   $  729,000
                Deutsche Bank Securities Inc.                $  488,000
                Credit Suisse First Boston Corp              $  529,000
                Lehman Brothers Inc.                         $  269,000
                Bear, Stearns & Co. Inc.                     $   95,000

Outlook 2030    Banc of America Securities LLC               $1,194,000
                Morgan (J.P.) Securities Inc.                $  826,000
                Goldman Sachs & Co.                          $  487,000
                Merrill Lynch, Pierce, Fenner & Smith Inc.   $  566,000
                Deutsche Bank Securities Inc.                $  380,000
                Credit Suisse First Boston Corp              $  357,000
                Lehman Brothers Inc.                         $  236,000
                Bear, Stearns & Co. Inc.                     $   71,000

Outlook 2040    Banc of America Securities LLC               $1,662,000
                Morgan (J.P.) Securities Inc.                $1,119,000
                Goldman Sachs & Co.                          $  633,000
                Merrill Lynch, Pierce, Fenner & Smith Inc.   $  728,000
                Deutsche Bank Securities Inc.                $  519,000
                Credit Suisse First Boston Corp              $  439,000
                Lehman Brothers Inc.                         $  350,000
                Bear, Stearns & Co. Inc.                     $  120,000

                                  FUND EXPENSES

     From time to time, Funds Management may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses of a Fund and, accordingly, have a favorable impact on such Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees, advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     Qualification as a Regulated Investment Company. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

     If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. All of the above capital loss carry-forward information for the year ended February 29, 2004 is presented in the Annual Report.

     Equalization Accounting. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

     Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the

Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of a Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

     The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

     Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalty of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

     Tax-Deferred Plans. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

     Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if:
(i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and
(ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

     Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

The Procedures set forth Funds Management's general position on various proposals, such as:

     . Routine Items - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

     . Corporate Governance - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

     . Anti-Takeover Matters - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

     . Mergers/Acquisitions and Corporate Restructurings - Funds Management's Proxy Committee will examine these items on a case-by-case basis.

     . Shareholder Rights - Funds Management will generally vote against proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.

                                  CAPITAL STOCK

     The Funds are five of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of

(i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of June 3, 2004, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                         5% OWNERSHIP AS OF JUNE 3, 2004

                                                               Type of    Percentage
        Fund                      Name and Address            Ownership    of Class
        ----                      ----------------            ---------   ----------
OUTLOOK TODAY FUND
Class A                 First Union Nat'l Bank For Various      Record       9.02%
                        Retirement Plans
                        A/C #1080828378
                        1525 West W.T. Harris Blvd.
                        CMG-1151
                        Charlotte, NC 28262-8522

                        Charles Schwab & Co. Inc.               Record       6.43%
                        Special Custody Account
                        Exclusively FBO The Customers
                        101 Montgomery St.
                        San Francisco CA 94104-4122

Class B                 American Enterprise Investment          Record       6.74%
                        Services FBO 890000611
                        PO Box 9446
                        Minneapolis MN 55440-9446

                                                               Type of    Percentage
        Fund                      Name and Address            Ownership    of Class
        ----                      ----------------            ---------   ----------
Class C                 American Enterprise Investment          Record      11.13%
                        Services FBO 890000611
                        Po Box 9446
                        Minneapolis MN 55440-9446

Institutional Class     Wells Fargo Bank, N.A.                  Record      98.64%
                        FBO WF LifePath OPP. Fund R/R
                        Attn: Mutual Funds Ops
                        P.O. Box 1533
                        Minneapolis, MN 55480-1533

Select Class*           None                                      None       None

OUTLOOK 2010 FUND
Class A                 Wachovia Bank FBO                       Record      13.51%
                        Various Retirement Plans
                        A/C 9888888836 NC 1151
                        1525 West WT Harris Blvd
                        Charlotte, NC 28288-0001

                        Wells Fargo Bank, NA                    Record       6.47%
                        FBO Retirement Plan Services
                        Attn:  Mutual Fund Ops
                        PO Box 1533
                        Minneapolis, MN 55480-1533

                        Charles Schwab & Co. Inc.               Record       6.04%
                        Special Custody Account
                        Exclusively FBO The Customers
                        101 Montgomery St.
                        San Francisco CA 94104-4122

Class B                 American Enterprise Investment          Record       8.75%
                        Services FBO 890000611
                        PO Box 9446
                        Minneapolis MN 55440-9446

Class C                 American Enterprise Investment          Record      23.28%
                        Services FBO 890000611
                        PO Box 9446
                        Minneapolis MN 55440-9446

                        EMJAYCO                                 Record      18.46%
                        Omnibus Account, FBO
                        P.O. Box 170910
                        Milwaukee, WI 53217-0909

                                                               Type of    Percentage
        Fund                      Name and Address            Ownership    of Class
        ----                      ----------------            ---------   ----------
Institutional Class     Wells Fargo Bank N.A. FBO               Record      97.16%
                        WF LifePath 2010 R/R
                        P.O. Box 1533
                        Minneapolis, MN 55480-1533

Select Class*           None                                      None       None

OUTLOOK 2020 FUND
Class A                 Wachovia Bank FBO                       Record      12.92%
                        Various Retirement Plans
                        A/C 988888836 NC 1151
                        1525 West WT Harris Blvd
                        Charlotte, NC 28288-0001

                        Charles Schwab & Co. Inc.               Record       5.53%
                        Special Custody Account
                        Exclusively FBO The Customers
                        101 Montgomery St.
                        San Francisco CA 94104-4122

Class B                 American Enterprise Investment          Record       5.48%
                        Services FBO 890000611
                        PO Box 9446
                        Minneapolis MN 55440-9446

Class C                 EMJAYCO                                 Record      45.79%
                        Omnibus Account, FBO
                        P.O. Box 170910
                        Milwaukee, WI 53217-0909

                        American Enterprise Investment          Record       5.46%
                        Services FBO 890000611
                        PO Box 9446
                        Minneapolis MN 55440-9446

Institutional Class     Wells Fargo Bank, N.A. FBO              Record      98.11%
                        WF LifePath 2020 Fund Cl. I
                        Attn:  Mutual Fund Ops
                        P.O. Box 1533
                        Minneapolis, MN 55480-1533

Select Class*           None                                      None       None

                                                               Type of    Percentage
        Fund                      Name and Address            Ownership    of Class
        ----                      ----------------            ---------   ----------
OUTLOOK 2030 FUND
Class A                 Wachovia Bank FBO                       Record       9.98%
                        Various Retirement Plans
                        A/C 9888888836 NC 1151
                        1525 West WT Harris Blvd
                        Charlotte, NC 28288-0001

                        Charles Schwab & Co Inc Special         Record       8.06%
                        Custody
                        A/C FBO Customers
                        Attn: Mutual Funds
                        101 Montgomery ST
                        San Francisco, CA 94104-4122

Class B                 American Enterprise Investment          Record       5.21%
                        Services FBO 890000611
                        PO Box 9446
                        Minneapolis MN 55440-9446

Class C                 EMJAYCO                                 Record      48.42%
                        Omnibus Account
                        PO Box 170910
                        Milwaukee, WI 53217-0909

                        American Enterprise Investment          Record       6.26%
                        Services FBO 890000611
                        PO Box 9446
                        Minneapolis MN 55440-9446

                        Wells Fargo Investments, LLC            Record       5.84%
                        A/C 5931-9865
                        608 Second Ave. South, 8th Fl.
                        Minneapolis, MN 55402-1916

Institutional Class     Wells Fargo Bank, N.A. FBO              Record      97.02%
                        WF LifePath 2030 R/R
                        Attn: Mutual Fund Ops.
                        P.O. Box 1533
                        Minneapolis, MN 58480-1533

Select Class*           None                                      None       None

OUTLOOK 2040 FUND
Class A                 N/A

Class B                 N/A

                                                               Type of    Percentage
        Fund                      Name and Address            Ownership    of Class
        ----                      ----------------            ---------   ----------
Class C                 EMJAYCO                                 Record      24.23%
                        Omnibus Account
                        P.O. Box 170910
                        Milwaukee, WI 53217-0909

                        Wells Fargo Investments, LLC            Record       6.19%
                        A/C 2044-7438
                        608 Second Ave. South, 8th Fl.
                        Minneapolis, MN 55402-1916

Institutional Class     Wells Fargo Bank, N.A. FBO              Record      98.11%
                        WF LifePath 2040 R/R
                        Attn: Mutual Fund Ops.
                        P.O. Box 1533
                        Minneapolis, MN 58480-1533

Select Class*           None                                      None       None

---------------
* The Outlook Funds' Select Class commenced operations on June 30, 2004. As of that date, Stephens Inc., 111 Center Street, Suite 300, Little Rock, AR 72201 was the record owner of 100% of the Select Class shares.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

     The portfolios of investments, financial statements, financial highlights and independent auditors report for the Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030 and Outlook 2040 Funds for the year ended February 29, 2004, are hereby incorporated by reference to the Funds' Annual Report.

                                    APPENDIX

     The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

     Corporate Bonds

     S&P

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

          B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

          CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

          Plus(+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

          C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

          D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     Moody's

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

          Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

          C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     Short-Term Issue Credit Ratings (including Commercial Paper)

     S&P:

          A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's:

          Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

          Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

          Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

          Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                                February 1, 2004
                            As amended June 30, 2004

                             DIVERSIFIED EQUITY FUND
                           DIVERSIFIED SMALL CAP FUND
                               EQUITY INCOME FUND
                                EQUITY INDEX FUND
                                   GROWTH FUND
                               GROWTH EQUITY FUND
                                   INDEX FUND
                            INTERNATIONAL EQUITY FUND
                           LARGE CAP APPRECIATION FUND
                              LARGE CAP VALUE FUND
                            LARGE COMPANY GROWTH FUND
                     MONTGOMERY EMERGING MARKETS FOCUS FUND
                 MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
                         MONTGOMERY MID CAP GROWTH FUND
                            MONTGOMERY SMALL CAP FUND
                    SIFE SPECIALIZED FINANCIAL SERVICES FUND
                              SMALL CAP GROWTH FUND
                          SMALL CAP OPPORTUNITIES FUND
                            SMALL COMPANY GROWTH FUND
                            SMALL COMPANY VALUE FUND
                        SPECIALIZED HEALTH SCIENCES FUND
                           SPECIALIZED TECHNOLOGY FUND

         Class A, Class B, Class C, Institutional Class and Select Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about twenty-two funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Growth, Growth Equity, Index, International Equity, Large Cap Appreciation, Large Cap Value, Large Company Growth, Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth, Montgomery Small Cap, SIFE Specialized Financial Services, Small Cap Growth, Small Cap Opportunities, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds. Each Fund, except for the Specialized Health Sciences and Specialized Technology Funds, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A and Class B shares, except the Diversified Small Cap, Index and Small Cap Opportunities, which only offer Institutional Class shares and the Montgomery Institutional Emerging Markets Fund, which only offers Select Class shares. The Diversified Equity, Equity Income, Growth Equity, International Equity, Large Cap Appreciation, Large Cap Value, Large Company Growth, Montgomery Emerging Markets Focus, Montgomery Mid Cap Growth, Montgomery Small Cap, SIFE Specialized Financial Services, Small Cap Growth, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds also offer Class C shares. The Diversified Equity, Equity Income, Growth, Growth Equity, International Equity, Large Cap Appreciation, Large Cap Value, Large Company Growth, Montgomery Emerging Markets Focus, Montgomery Small Cap, Small Cap Growth, Small Company Growth, and Small Company Value Funds also offer Institutional Class shares. The Large Company Growth Fund also offers Select Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Class A, Class B, Class C, Institutional and Select Class Prospectuses, dated February 1, 2004. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended September 30, 2003 are hereby incorporated by reference to the Annual Report. The Prospectuses and Annual Report may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

HISTORICAL FUND INFORMATION...................................................1

INVESTMENT POLICIES...........................................................5

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...............7

MANAGEMENT...................................................................26

PERFORMANCE CALCULATIONS.....................................................48

DETERMINATION OF NET ASSET VALUE.............................................50

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................51

PORTFOLIO TRANSACTIONS.......................................................53

FUND EXPENSES................................................................57

FEDERAL INCOME TAXES.........................................................57

PROXY VOTING POLICIES AND PROCEDURES.........................................66

CAPITAL STOCK................................................................67

OTHER........................................................................82

COUNSEL......................................................................82

INDEPENDENT AUDITORS.........................................................82

FINANCIAL INFORMATION........................................................82

                           HISTORICAL FUND INFORMATION

          On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios into certain Funds of the Trust. Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

          On August 29, 2001, the Board of Trustees of the SIFE Trust Fund approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the SIFE Trust Fund into the Trust's Wells Fargo SIFE Specialized Financial Services Fund. The reorganization was effective at the close of business on February 22, 2002.

          On December 16, 2002, the Board of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

          The Funds described in this SAI, except for the Large Cap Appreciation, Large Cap Value, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex; the reorganization of the SIFE Trust Fund, advised by SIFE, into the Wells Fargo SIFE Specialized Financial Services Fund; or the reorganization of certain of the funds of the Montgomery family of funds into certain of the Wells Fargo Funds. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies. The reorganization between the SIFE Trust Fund and the Trust followed the acquisition of SIFE by a subsidiary of Wells Fargo & Company, The reorganization between Montgomery and the Trust followed the Funds' adviser's parent company purchasing certain parts of the institutional and retail investment management business of the Montgomery funds' adviser, Montgomery Asset Management, LLC ("MAM").

          The chart below indicates the predecessor Stagecoach, Norwest, SIFE Trust and Montgomery funds that are the accounting survivors of the Wells Fargo Funds.

--------------------------------------------------------------------------------------------------
              Wells Fargo Funds                         Predecessor Funds
--------------------------------------------------------------------------------------------------
Diversified Equity Fund                          Norwest Diversified Equity Fund
--------------------------------------------------------------------------------------------------
Diversified Small Cap Fund                       Norwest Diversified Small Cap Fund
--------------------------------------------------------------------------------------------------
Equity Income Fund                               Norwest Income Equity Fund
--------------------------------------------------------------------------------------------------
Equity Index Fund                                Stagecoach Equity Index Fund
--------------------------------------------------------------------------------------------------
Growth Fund                                      Stagecoach Growth Fund
--------------------------------------------------------------------------------------------------
Growth Equity Fund                               Norwest Growth Equity Fund
--------------------------------------------------------------------------------------------------
Index Fund                                       Norwest Index Fund
--------------------------------------------------------------------------------------------------
International Equity Fund                        Stagecoach International Equity Fund
--------------------------------------------------------------------------------------------------
Large Cap Appreciation Fund                      N/A
--------------------------------------------------------------------------------------------------
Large Cap Value Fund                             N/A
--------------------------------------------------------------------------------------------------
Large Company Growth Fund                        Norwest Large Company Growth Fund
--------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund           Montgomery Emerging Markets Focus Fund
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Montgomery Institutional Emerging Markets Fund   Montgomery Institutional Series: Emerging Markets
                                                 Portfolio
--------------------------------------------------------------------------------------------------
Montgomery Mid Cap Growth Fund                   Montgomery Mid Cap Fund
--------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                        Montgomery Small Cap Fund
--------------------------------------------------------------------------------------------------
SIFE Specialized Financial Services Fund         SIFE Trust Fund
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund                            Stagecoach Small Cap Fund
--------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                     Norwest Small Cap Opportunities Fund
--------------------------------------------------------------------------------------------------
Small Company Growth Fund                        Norwest Small Company Growth Fund
--------------------------------------------------------------------------------------------------
Small Company Value Fund                         N/A
--------------------------------------------------------------------------------------------------
Specialized Health Sciences Fund                 N/A
--------------------------------------------------------------------------------------------------
Specialized Technology Fund                      N/A
--------------------------------------------------------------------------------------------------

The Diversified Equity Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Fund of Norwest. The predecessor Norwest Diversified Equity Fund commenced operations on December 31, 1988.

The Diversified Small Cap Fund commenced operations on November 8, 1999, as successor to the Diversified Small Cap Fund of Norwest. The predecessor Norwest Diversified Small Cap Fund commenced operations on December 31, 1997. As of November 16, 2001, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

The Equity Income Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Income Fund of Stagecoach and the Income Equity Fund of Norwest. The predecessor Norwest Income Equity Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 11, 1994 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Income Equity Fund.

The Equity Index Fund commenced operations on November 8, 1999, as successor to the Equity Index Fund of Stagecoach. The predecessor Stagecoach Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's commencement of operations was January 25, 1984.

The Growth Fund commenced operations on November 8, 1999, as successor to the Growth Fund of Stagecoach and the Value Growth Stock Fund of Norwest. The predecessor Stagecoach Growth Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 1, 1992 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Growth Fund.

The Growth Equity Fund commenced operations on November 8, 1999, as successor to the Growth Equity Fund of Norwest. The predecessor Norwest Growth Equity Fund commenced operations on April 30, 1989.

The Index Fund commenced operations on November 8, 1999, as successor to the Index Fund of Norwest. The predecessor Norwest Index Fund commenced operations on January 31, 1987.

The International Equity Fund commenced operations on November 8, 1999, as successor to the International Equity Fund of Stagecoach. The predecessor Stagecoach International Equity Fund commenced operations on September 24, 1997.

The Large Cap Appreciation Fund commenced operations on August 31, 2001.

The Large Cap Value Fund commenced operations on August 29, 2003.

The Large Company Growth Fund commenced operations on November 8, 1999, as successor to the Large Company Growth Fund of Norwest. The predecessor Norwest Large Company Growth Fund commenced operations on December 31, 1982.

The Montgomery Emerging Markets Focus Fund commenced operations on June 9, 2003, as successor to the Montgomery Emerging Markets Focus Fund and the Montgomery Emerging Markets Fund. The predecessor funds commenced operations on December 31, 1997 and March 1, 1992, respectively. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the predecessor Montgomery Emerging Markets Focus Fund, which is considered the surviving entity for accounting purposes.

The Montgomery Institutional Emerging Markets Fund commenced operations on June 9, 2003 as successor to the Montgomery Institutional Series: Emerging Markets Portfolio. The predecessor fund commenced operations on December 17, 1993. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the predecessor fund.

The Montgomery Mid Cap Growth Fund commenced operations on June 9, 2003 as successor to the Montgomery Mid Cap Fund and the Wells Fargo Mid Cap Growth Fund. The Montgomery Mid Cap Fund, which commenced operations on December 30, 1994, is considered the surviving entity for accounting purposes. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the Montgomery Mid Cap Fund.

The Montgomery Small Cap Fund commenced operations on June 9, 2003 as successor to the Montgomery Small Cap Fund. The predecessor fund commenced operations on July 13, 1990. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the predecessor fund.

The SIFE Specialized Financial Services Fund commenced operations on February 25, 2002 as the successor to the SIFE Trust Fund, a Delaware statutory trust. The SIFE Trust Fund was organized on February 28, 1997 as the successor-in-interest to the SIFE Trust Fund, a California trust, which was organized on September 26, 1960. The Fund, through its predecessor entities, has offered its shares to the public on a continuous basis since July 2, 1962. The predecessor fund offered Class A-I, Class A-II, Class B and Class C shares. The performance history and financial highlights shown for periods prior to February 25, 2002, are the performance history and financial highlights of the predecessor fund. The Class A-I shares are considered the accounting survivor for the Class A shares.

The Small Cap Growth Fund commenced operations on November 8, 1999, as successor to the Small Cap and Strategic Growth Funds of Stagecoach and the Small Company Stock Fund of Norwest. The predecessor Stagecoach Small Cap Fund, which is considered the surviving entity for accounting purposes, commenced operations on September 16, 1996 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Small Cap Fund.

The Small Cap Opportunities Fund commenced operations on November 8, 1999, as successor to the Small Cap Opportunities Fund of Norwest. The predecessor Norwest Small Cap Opportunities Fund commenced operations on August 1, 1993. As of May 17, 2002, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

The Small Company Growth Fund commenced operations on November 8, 1999, as successor to the Small Company Growth Fund of Norwest. The predecessor Norwest Small Company Growth Fund commenced operations on December 31, 1982.

The Small Company Value Fund commenced operations on January 31, 2002.

The Specialized Health Sciences Fund commenced operations on April 2, 2001.

The Specialized Technology Fund commenced operations on September 18, 2000.

                               INVESTMENT POLICIES

Fundamental Investment Policies

          Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

          The Funds may not:

          (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or (v) limit the Specialized Health Sciences Fund's investments in securities of the health sciences sector, which is the group of industries that include pharmaceutical, biochemical, biotechnology, research and development, health care facilities, health care services and medical device industries, or (vi) limit the Specialized Technology Fund's investment in securities of the technology sector, which can be a single industry or group of industries such as the computer, software, communications equipment and services, semiconductor, health care, biotechnology, or defense and aerospace industries, or (vii) limit the SIFE Specialized Financial Services Fund's investment in securities of companies that the adviser considers to be in the "financial services" sector, which includes commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate related companies, leasing companies and consumer and industrial finance companies, and provided further that (viii) the Index Fund and the Equity Index Fund reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;

          (2) except for the Specialized Health Sciences and Specialized Technology Funds, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

          (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

          (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

          (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

          (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

          (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

          (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

          Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

          (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

          (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

          (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

          (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

          (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

          (7) Each Fund, except the Specialized Technology Fund and the Specialized Health Sciences Fund, may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. Short sale transactions not made "against the box" by the Specialized Technology Fund and the Specialized Health Sciences Fund may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer.

          (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

          Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

          Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES
                              AND ASSOCIATED RISKS

          Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds described in this SAI are either gateway feeder funds that invest in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust") or gateway blended funds that invest in two or more master portfolios. References to the activities of a gateway fund are understood to refer to the investments of the master portfolio(s) in which the gateway fund invests. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Asset-Backed Securities

          Certain Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related and Other Asset-Backed Securities."

Bank Obligations

          The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

          Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

          Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Borrowing

          The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

          Certain Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Commercial Paper

          The Funds may invest in commercial paper (including variable amount master demand notes) which refer to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Convertible Securities

          The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

Custodial Receipts for Treasury Securities

          The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Derivative Securities: Futures and Options Contracts

          Futures and options contracts are types of "derivative securities," securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

          While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

          The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

          The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

          Futures Contracts. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

          The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

          Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay an additional variation margin until the position is closed.

          The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA") in accordance with Rule 4.5 of the CEA, and therefore the Trust is not subject to registration or regulation as a commodity pool operator under the CEA.

          The Funds may also purchase options on futures contracts. See "Options Trading" below.

          Options and Futures Contracts. When hedging to attempt to protect against declines in the market value of the Funds' securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds' activities in the underlying cash market.

          The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

          When the Funds write a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

          To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

          The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds' hedging policies.

          Special Considerations for the Small Cap Opportunities Fund. The Small Cap Opportunities Fund may write covered calls on up to 100% of its total assets or employ one or more types of instruments to hedge.

          Purchasing Calls and Puts. Certain Funds may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. A Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

          When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

          When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

          Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

          Stock Index Futures. Certain Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

          No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

          Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

          Foreign Currency Futures Contracts and Foreign Currency Transactions. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

          The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

          Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

          A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

          The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

          Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

          A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

          The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

          Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

          Below is a description of some of the types of options in which certain Funds may invest.

          A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indices fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indices will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

          The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

          Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

          Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund.

Dollar Roll Transactions

          The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Emerging Market Securities

          Certain Funds invest in equity securities of companies in "emerging markets." The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

          Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

          Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

          There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

          The Montgomery Emerging Markets Focus Fund does not intend to diversify its portfolio across a large number of emerging market countries. Instead, the Fund's portfolio manager's objective is to concentrate its investments in a small number of emerging market countries (although it may invest in a number of companies in each selected country). Such a heavy concentration may make the Fund's net asset value ("NAV") extremely volatile and, if economic downturns or other events occur that adversely affect one or more of the countries the Fund invests in, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.

Floating- and Variable-Rate Obligations

          The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

          There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

          The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Foreign Obligations and Securities

          Certain Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

          The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Funds may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

          The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

          The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

          The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

          For temporary defensive purposes, Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

          The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

          The Funds will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Illiquid Securities

          The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

Initial Public Offerings

          Certain Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Loans of Portfolio Securities

          Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

          A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

          Wells Fargo Bank (the "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC,

Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Money Market Instruments and Temporary Investments

          The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1--" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

          Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

Mortgage-Related and Other Asset-Backed Securities

          The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

          Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

          Collateralized Mortgage Obligations ("CMOs"). The Funds may also invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

          There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lesser or greater rate than expected. To the extent that the Adviser's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

          Other Asset-Backed Securities. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

Other Investment Companies

          The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company ("3% Limit"); (ii) 5% of such Fund's total assets with respect to any one investment company; and (iii) 10% of such Fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

          iShares. The Funds may invest in iShares Trust and iShares, Inc. ("iShares") which are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

          The International Equity Fund is authorized to purchase shares of an iShares Fund in excess of the 3% Limit noted above. Although the Fund may invest in an iShares Fund in excess of the 3% Limit, it may not purchase shares of any iShares Fund if, after such purchase, it would own more than 20% of the outstanding shares of the iShares Fund.

Participation Interests

          The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Privately Issued Securities

          The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements

          The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

          A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

          The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

          A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a fund makes a short sale, the proceeds it receives are retained by the broker until the fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

          The value of securities of any issuer in which a fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the fund's net assets or 5% of the securities of such class of the issuer. A fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

          Short sales by a fund that are not made "against the box" create opportunities to increase the fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund's NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

          If a fund makes a short sale "against the box," the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund's long position would be reduced by a gain in the short position.

          In view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

          To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by each Fund, except the Specialized Health Sciences Fund and the Specialized Technology Fund, will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. The Specialized Health Sciences Fund and the Specialized Technology Fund may make short sales that are not "against the box," however, such transactions may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Small Company Securities

          Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

          Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

          Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

Synthetic Convertible Securities

          The Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Unrated Investments

          The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

U.S. Government Obligations

          The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants

          The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

Nationally Recognized Statistical Ratings Organizations

          The ratings of Moody's, S&P and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

Additional Information about the S&P 500 Index

     The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").

     The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

                                   MANAGEMENT

          The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers

          The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

          General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA

94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

          In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

------------------------------------------------------------------------------------------------------------
                          Position Held with                                           Other Public Company
    Name, Age and             Registrant/              Principal Occupation(s)         or Investment Company
       Address           Length of Service/1/            During Past 5 Years               Directorships
------------------------------------------------------------------------------------------------------------
                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------
Thomas S. Goho, 61       Trustee,               Wake Forest University, Calloway                N/A
                         since 1987             School of Business and Accountancy,
                                                Associate Professor of Finance
                                                1994-1999.

Peter G. Gordon, 61      Trustee,               Chairman, CEO and Co-Founder of                 N/A
                         since 1998;            Crystal Geyser Water Company and
                         (Lead Trustee, since   President of Crystal Geyser Roxane
                         2001).                 Water Company.

Richard M. Leach, 70     Trustee,               President of Richard M. Leach                   N/A
                         since 1987             Associates (a financial consulting
                                                firm).

Timothy J. Penny, 52     Trustee,               Senior Counselor to the public                  N/A
                         since 1996             relations firm of Himle-Horner and
                                                Senior Fellow at the Humphrey
                                                Institute, Minneapolis, Minnesota (a
                                                public policy organization).

Donald C. Willeke, 63    Trustee,               Principal of the law firm of Willeke            N/A
                         since 1996             & Daniels.
------------------------------------------------------------------------------------------------------------
                                           INTERESTED/2/ TRUSTEES
------------------------------------------------------------------------------------------------------------
Robert C. Brown, 72      Trustee,               Retired. Director, Federal Farm                 N/A
                         since 1992             Credit Banks Funding Corporation and
                                                Farm Credit System Financial
                                                Assistance Corporation until
                                                February 1999.

J. Tucker Morse, 59      Trustee,               Private Investor/Real Estate                    N/A
                         since 1987             Developer; Chairman of White Point
                                                Capital, LLC.
------------------------------------------------------------------------------------------------------------
                                                  OFFICERS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch, 44     President,             Executive Vice President of Wells               N/A
                         since 2003             Fargo Bank, N.A.  and President of
                                                Wells Fargo Funds Management, LLC.
                                                Senior Vice President and Chief
                                                Administrative Officer of Wells
                                                Fargo Funds Management, LLC from
                                                March 2001 to March 2003. Vice
                                                President of Wells Fargo Bank, N.A.
                                                from December 1997 to May 2000.

------------------------------------------------------------------------------------------------------------
                          Position Held with                                           Other Public Company
    Name, Age and             Registrant/              Principal Occupation(s)         or Investment Company
       Address           Length of Service/1/            During Past 5 Years               Directorships
------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo, 35   Treasurer,             Vice President of Wells Fargo Bank,             N/A
                         since 2003             N.A. and Vice President of
                                                Operations for Wells Fargo Funds
                                                Management, LLC. Prior thereto,
                                                Operations Manager at Scudder Weisel
                                                Capital, LLC from October 2000 to
                                                May 2001 and Director of Shareholder
                                                Services at BISYS Fund Services from
                                                September 1999 to October 2000; and
                                                Assistant Vice President of
                                                Operations with Nicholas-Applegate
                                                Capital Management from May 1993 to
                                                September 1999.

C. David Messman, 43     Secretary,             Vice President and Counsel of Wells             N/A
                         since 2000             Fargo Bank, N.A. since January
                                                1996. Vice President and Secretary
                                                of Wells Fargo Funds Management, LLC
                                                since March 2001.

----------
/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

          Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met three times during the Funds' most recently completed fiscal year.

          Compensation. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

          Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

          The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended September 30, 2003, the Trustees received the following compensation:

--------------------------------------------------------------------------------
                               Compensation Table
                          Year Ended September 30, 2003
--------------------------------------------------------------------------------
     Trustee                                                        Compensation
--------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Thomas S. Goho                                                         $72,000
Peter G. Gordon                                                        $82,000
Richard M. Leach                                                       $72,000
Timothy J. Penny                                                       $72,000
Donald C. Willeke                                                      $72,000
--------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Robert C. Brown                                                        $72,000
W. Rodney Hughes*                                                      $18,000
J. Tucker Morse                                                        $72,000
--------------------------------------------------------------------------------

----------
* Retired as of 12/31/02.

          Beneficial Equity Ownership Information. As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                      Calendar Year Ended December 31, 2003

                                      Dollar Range of Equity Securities
Trustee                               of the Stock Funds of Funds Trust
-----------------------------------------------------------------------------------------
                    Diversified   Diversified   Equity   Equity            Growth
                       Equity      Small Cap    Income    Index   Growth   Equity   Index
-----------------------------------------------------------------------------------------
Thomas S. Goho           0             0           0        C        0        0       0
-----------------------------------------------------------------------------------------
Peter G. Gordon          A             0           0        0        0        0       0
-----------------------------------------------------------------------------------------
Richard M. Leach         0             0           0        0        0        0       0
-----------------------------------------------------------------------------------------
Timothy J. Penny         0             0           A        0        0        0       0
-----------------------------------------------------------------------------------------
Donald C. Willeke        0             0           0        0        0        0       B
-----------------------------------------------------------------------------------------
Robert C. Brown          0             0           0        0        0        0       0
-----------------------------------------------------------------------------------------
J. Tucker Morse          0             0           0        0        0        0       0
-----------------------------------------------------------------------------------------

                                                     Dollar Range of Equity Securities
Trustee                                              of the Stock Funds of Funds Trust
----------------------------------------------------------------------------------------------------------------------
                                                                     Montgomery   Montgomery
                                                   Large    Large     Emerging      Inst'l     Montgomery
                    International     Large Cap     Cap    Company     Markets     Emerging      Mid Cap    Montgomery
                        Equity      Appreciation   Value    Growth      Focus       Markets      Growth      Small Cap
----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            0               0          0        0           0            0            0            0
----------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           A               0          0        A           0            0            0            0
----------------------------------------------------------------------------------------------------------------------
Richard M. Leach          0               0          0        0           0            0            0            0
----------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          0               0          0        0           0            0            0            0
----------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         B               0          0        0           0            0            0            0
----------------------------------------------------------------------------------------------------------------------
Robert C. Brown           0               0          0        0           0            0            0            0
----------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           0               0          0        0           0            0            0            0
----------------------------------------------------------------------------------------------------------------------

                                                    Dollar Range of Equity Securities
Trustee                                             of the Stock Funds of Funds Trust
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Aggregate
                                                                                                           Dollar Range
                        SIFE                                                                                 of Equity
                    Specialized    Small       Small        Small     Small    Specialized                  Securities
                     Financial      Cap         Cap        Company   Company      Health     Specialized      of Fund
                      Services    Growth   Opportunities    Growth    Value      Sciences     Technology      Complex
-----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           0           0           0            0         0           0              0              D
-----------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          0           0           A            0         0           0              0              B
-----------------------------------------------------------------------------------------------------------------------
Richard M. Leach         0           0           0            0         0           0              0              0
-----------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         0           0           0            0         0           0              0              C
-----------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        0           A           C            0         0           0              A              D
-----------------------------------------------------------------------------------------------------------------------
Robert C. Brown          0           0           0            0         0           0              0              D
-----------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          0           0           D            0         0           0              0              D
-----------------------------------------------------------------------------------------------------------------------

          Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

          Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, the "Advisers"), a description of the quality and nature of the services provided by the Advisers.

          Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

          The Board then reviewed statistical information regarding the expenses of the Funds and the expenses and performance information for a "Peer Group" of the Funds, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad based index. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. The Board then reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

          The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers many of whom have different investment philosophies and styles. The Board also recognized that the primary investment Adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers' compliance procedures including the Advisers' internal compliance policies relating to their respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

          In addition to the above considerations, the Board also analyzed certain factors relating specifically to each sub-adviser. For example, the Board considered each sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with each sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which each sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed each sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which each sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was a sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed each sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

          Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment Adviser from its advisory arrangement with the Funds.

Investment Adviser

          Wells Fargo Funds Management, LLC ("Funds Management") provides investment advisory services for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

          The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; (ii) gateway feeder Funds that invest in a single corresponding master portfolio of Master Trust and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more master portfolios of Master Trust and have both active and dormant advisory arrangements at the gateway level.

          As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

--------------------------------------------------------------------------------
                                                           Annual Rate
               Stand-Alone Funds                 (as a percentage of net assets)
--------------------------------------------------------------------------------
Equity Index                                                  0.15%
Growth                                                        0.75%
International Equity                                          1.00%
Montgomery Emerging Markets Focus                             1.10%
Montgomery Institutional Emerging Markets                     1.10%
Montgomery Mid Cap Growth                                     0.75%
Montgomery Small Cap                                          0.90%
SIFE Specialized Financial Services                           0.95%
Small Cap Growth                                              0.90%
Small Cap Opportunities                                       0.90%
Specialized Health Sciences                                   0.95%
Specialized Technology                                        1.05%
--------------------------------------------------------------------------------

          As described in the second category above, the gateway feeder Funds each invest 100% of their assets in a single respective master portfolio of Master Trust. Because the gateway feeder Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the gateway feeder Funds to either invest in more than one master portfolio of Master Trust or to convert to a stand-alone Fund with a direct advisory relationship, the gateway feeder Funds each have a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees from a gateway feeder Fund as long as the gateway feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio of Master Trust. If a gateway feeder Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios (a gateway blended Fund), Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including a determination of the asset allocation of the Fund's investment in various master portfolios. If a gateway feeder Fund redeems all or a portion of its assets from any master portfolio and invests those assets directly in a portfolio of securities, Funds Management would be entitled to receive the dormant advisory rate (pass-through advisory fee) listed below which mirrors the current advisory fee charged by Funds Management to the Master Trust portfolio in which the gateway feeder Fund invests for the management of those assets.

--------------------------------------------------------------------------------
                                  Active        Dormant Asset      Pass-through
Gateway Feeder Fund           Advisory Fees   Allocation Fees*   Advisory Fees**
--------------------------------------------------------------------------------
Equity Income                      0.00%            0.25%              0.75%
Index                              0.00%            0.25%              0.15%
Large Cap Appreciation             0.00%            0.25%              0.70%
Large Cap Value                    0.00%            0.25%              0.75%
Large Company Growth               0.00%            0.25%              0.75%
Small Company Growth               0.00%            0.25%              0.90%
Small Company Value                0.00%            0.25%              0.90%
--------------------------------------------------------------------------------

----------
* Represents the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a gateway blended Fund.
** Represents the advisory fee payable to Funds Management as Adviser to the portfolio(s) of Master Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a stand-alone Fund.

          As described in the third category above, the following gateway blended Funds invest their respective assets in two or more master portfolios of Master Trust. For each of these Funds, Funds Management determines the master portfolios of Master Trust in which each gateway blended Fund invests and the percentage allocation that such Fund would make to each master portfolio. For these asset allocation services, Funds Management is entitled to receive an annual fee of 0.25% of the Fund's average daily net assets as indicated in the chart below. The gateway blended Funds also have the dormant advisory arrangements described above with respect to the gateway feeder Funds.

--------------------------------------------------------------------------------
                                 Advisory Fees                 Master Level
Gateway Blended Funds   (Maximum Asset Allocation Fees)   Dormant Advisory Fees*
--------------------------------------------------------------------------------
Diversified Equity                   0.25%                         0.72%
Diversified Small Cap                0.25%                         0.87%
Growth Equity                        0.25%                         0.97%
--------------------------------------------------------------------------------

----------
* Because the gateway blended Funds invest in two or more Master Trust portfolios with varying advisory fees, the dormant advisory fees reflect a blended fee rate.

Advisory Fees Paid. For the fiscal year-ends shown in the table below, the Funds, except the SIFE Specialized Financial Services Fund and the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund (the "Wells Fargo Montgomery Funds"), paid the following advisory fees, and the investment adviser waived the indicated fees:

-------------------------------------------------------------------------------
                                  Year-Ended                   Year-Ended
                                    9/30/03                      9/30/02
                          -----------------------------------------------------
                             Fees           Fees           Fees         Fees
         Fund                Paid          Waived          Paid        Waived
-------------------------------------------------------------------------------
Diversified Equity        $  766,031     $2,332,062     $1,244,456   $2,704,181
Diversified Small Cap     $  336,303     $  225,292     $  147,907   $  348,352
Equity Income             $        0     $        0     $        0   $        0
Equity Index              $        0     $  875,103     $        0   $1,015,891
Growth                    $  844,117     $  581,666     $1,139,349   $1,214,040
Growth Equity             $  138,941     $  927,888     $  186,671   $1,112,660
Index                     $        0     $        0     $        0   $        0
International Equity      $3,699,733     $  576,096     $2,431,712   $  360,711
Large Cap Appreciation    $        0     $        0     $        0   $        0
Large Cap Value           $        0***  $        0***         N/A          N/A
Large Company Growth      $        0     $        0     $        0   $        0
Small Cap Growth          $  692,399     $  836,912     $1,452,697   $1,010,851
Small Cap Opportunities   $2,523,917     $  336,170     $3,015,140   $   77,170
Small Company Growth      $        0     $        0     $        0   $        0
Small Company Value       $        0     $        0     $        0*  $        0*
Specialized Health
   Sciences               $   90,630     $  195,388     $  198,207   $  144,463
Specialized Technology    $  504,006     $  270,209     $  143,288   $  571,169
-------------------------------------------------------------------------------

------------------------------------------------------
                                     Year-Ended
                                       9/30/01
                              ------------------------
                                 Fees          Fees
      Fund                       Paid         Waived
------------------------------------------------------
Diversified Equity            $2,464,740    $2,403,740
Diversified Small Cap         $  220,086    $  130,203
Equity Income                 $        0    $        0
Equity Index                  $  295,913    $1,132,694
Growth                        $2,008,160    $1,182,900
Growth Equity                 $  890,932    $  617,310
Index                         $        0    $        0
International Equity          $2,032,189    $  172,415
Large Cap Appreciation        $        0**  $        0**
Large Cap Value                      N/A           N/A
Large Company Growth          $        0    $        0
Small Cap Growth              $2,593,243    $  604,473
Small Cap Opportunities       $2,336,810    $  281,280
Small Company Growth          $        0    $        0
Small Company Value                  N/A           N/A
Specialized Health Sciences   $        0    $  110,378
Specialized Technology        $  862,982    $  227,685
------------------------------------------------------

----------
* The amounts indicate fees paid from January 31, 2002, the Fund's commencement date, through September 30, 2002.

** The amounts indicate fees paid from August 31, 2001, the Fund's commencement date, through September 30, 2001.

*** The amounts indicate fees paid from August 29, 2003, the Fund's commencement date, through September 30, 2003.

Former SIFE Trust Fund. As discussed in the "Historical Fund Information" section, the SIFE Specialized Financial Services Fund was created as part of the reorganization of the SIFE Trust Fund, which occurred at the close of business on February 22, 2002. Prior to the reorganization, SIFE served as the investment adviser to the predecessor portfolio. Therefore, the table below shows the advisory fees paid by either the Fund or its predecessor portfolio. For the periods indicated below, the Fund paid the following advisory fees, and the respective investment adviser waived the indicated fees:

--------------------------------------------------------------------------------
                                        Year Ended           Nine-Month Period
                                          9/30/03                 9/30/02
                                     Funds Management          Funds Mgmt/SIFE
                                 -----------------------------------------------
                                    Fees         Fees         Fees        Fees
           Fund                     Paid        Waived        Paid       Waived
--------------------------------------------------------------------------------
SIFE Specialized Financial
   Services                      $3,669,906   $1,256,250   $3,976,130   $666,240
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Year Ended            Year Ended
                                             12/31/01              12/31/00
                                               SIFE                  SIFE
                                       -----------------------------------------
                                          Fees       Fees       Fees       Fees
           Fund                           Paid      Waived      Paid      Waived
--------------------------------------------------------------------------------
SIFE Specialized Financial
   Services                            $9,319,732     $0     $9,395,394     $0
--------------------------------------------------------------------------------

Former Montgomery Funds. As discussed in the "Historical Fund Information" section, the Wells Fargo Montgomery Funds were created as part of the reorganization of certain portfolios of Montgomery into certain Funds of the Trust, which occurred on June 9, 2003. Prior to the reorganization, Wells Capital Management Incorporated ("Wells Capital Management" or "WCM") and MAM served as the investment advisers to the predecessor portfolios of the Wells Fargo Montgomery Funds. Therefore, the table below shows the advisory fees paid by either the Wells Fargo Montgomery Funds or their predecessor portfolios. For the periods indicated below, the Wells Fargo Montgomery Funds paid the following advisory fees and the respective investment adviser waived the indicated amounts:

--------------------------------------------------------------------------------------------
                             Three-Month Period
                               Ended 9/30/03        1/17/03-6/30/03        7/1/02-1/16/03
                                 Funds Mgmt          Funds Mgmt/WCM             MAM
                            ----------------------------------------------------------------
                                          Fees                  Fees                  Fees
          Fund              Fees Paid    Waived   Fees Paid    Waived   Fees Paid    Waived
--------------------------------------------------------------------------------------------
Montgomery Emerging
   Markets Focus             $341,524   $53,926   $110,931    $65,813    $ 56,998   $ 68,248
Montgomery Institutional
   Emerging Markets          $143,691   $77,030   $273,921    $70,976    $246,634   $168,524
Montgomery Mid Cap Growth    $176,561   $     0   $433,850    $ 9,445    $345,344   $281,043

Montgomery Small Cap         $ 88,254   $41,070   $166,184    $27,408    $190,365   $ 25,486
--------------------------------------------------------------------------------------------

* For the fiscal year ended June 30, 2003, the predecessor portfolios to the Funds paid advisory fees to MAM for the period of July 1, 2002 through January 16, 2003, and to Wells Capital Management for the period of January 17, 2003 through June 8, 2003. The Funds paid advisory fees to Funds Management for the period of June 9, 2003 through June 30, 2003.

--------------------------------------------------------------------------------
                                        Year Ended 6/30/02    Year Ended 6/30/01
                                                MAM                  MAM
                                       -----------------------------------------
                                                     Fees                  Fees
          Fund                          Fees Paid   Waived    Fees Paid   Waived
--------------------------------------------------------------------------------
Montgomery Emerging
   Markets Focus                       $        0     $0     $        0     $0
Montgomery Institutional
   Emerging Markets                    $  496,563     $0     $2,913,481     $0
Montgomery Mid Cap Growth               1,310,953     $0     $2,100,242     $0
Montgomery Small Cap                   $  567,806     $0     $1,020,840     $0

          For the period from January 17, 2003 through June 6, 2003, Wells Capital Management served as the investment adviser to the predecessor portfolios of the Wells Fargo Montgomery Funds pursuant to an interim investment management agreement. Under the interim agreement, the contractual investment advisory fees were the same as those under the prior agreement with MAM. The fees were as follows:

--------------------------------------------------------------------------------
               Fund                          Avg. Daily Net Assets   Annual Rate
--------------------------------------------------------------------------------
                                                 $0 - 250 million       1.10%
Montgomery Emerging Markets Focus              $250 - 500 million       1.00%
                                                    >$500 million       0.90%
--------------------------------------------------------------------------------
                                                  $0 - 50 million       1.25%
Montgomery Institutional Emerging               $50 - 100 million       1.00%
   Markets                                          >$100 million       0.90%
--------------------------------------------------------------------------------
Montgomery Mid Cap Growth Fund                     $0-200 million       1.40%
                                                    >$200 million       1.25%
--------------------------------------------------------------------------------
Montgomery Small Cap                             $0 - 250 million       1.00%
                                                    >$250 million       0.80%
--------------------------------------------------------------------------------

          General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

          Funds Management has engaged Cadence Capital Management ("Cadence"), LSV Asset Management, Peregrine Capital Management, Inc. ("Peregrine"), RCM Capital Management LLC (formerly named Dresdner RCM Global Investors LLC) ("RCM"), Schroder Investment Management North America Inc. ("Schroder"), Smith Asset Management Group ("Smith"), Systematic Financial Management, L.P. ("Systematic") and Wells Capital Management to serve as investment sub-advisers to the stand-alone Funds of the Trust and the master portfolios of Master Trust in which the gateway blended and gateway feeder Funds invest, as listed in the charts below (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's and Master Trust's (the "Trusts") Boards and the overall supervision and control of Funds Management and the Trusts, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to a Sub-Adviser.

          Similar to the "dormant" investment advisory arrangement with Funds Management, each gateway Fund has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the master portfolio(s) in which the gateway Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway Fund invests all (or substantially all) of its assets in one or more master portfolios. In the event that a gateway Fund redeems its assets from a master portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the master portfolio for investing the portion of the gateway Fund's assets formerly invested in the master portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services. The dormant sub-advisory fees that would be charged to the gateway Funds are identical to the sub-advisory fees currently charged to the master portfolios in which each gateway Fund invests, which are listed in the chart below.

-------------------------------------------------------------------------------
   Master Portfolio                        Sub-Adviser             Fees
-------------------------------------------------------------------------------
                                                                 0-200M    0.30%
Disciplined Growth                            Smith            200-500M    0.20%
                                                                  >500M    0.15%
-------------------------------------------------------------------------------
                                                                 0-200M    0.25%
Equity Income                             Wells Capital        200-400M    0.20%
                                            Management            >400M    0.15%
-------------------------------------------------------------------------------
Index                                     Wells Capital          0-200M    0.02%
                                            Management            >200M    0.01%
-------------------------------------------------------------------------------
International Equity                      Wells Capital          0-200M    0.35%
                                            Management            >200M    0.25%
-------------------------------------------------------------------------------
                                                                 0-250M    0.30%
                                                               250-500M    0.20%
Large Cap Appreciation                       Cadence      00M-1 Billion    0.15%
                                                             >1 Billion    0.10%
-------------------------------------------------------------------------------
                                                                 0-150M    0.30%
                                                              150M-350M    0.20%
Large Cap Value                             Systematic        350M-750M    0.15%
                                                          750M-1Billion    0.13%
                                                            > 1 Billion    0.10%
-------------------------------------------------------------------------------
                                                                  0-25M    0.75%
                                                                 25-50M    0.60%
Large Company Growth                        Peregrine           50-275M    0.50%
                                                                  >275M    0.30%
-------------------------------------------------------------------------------
                                                                0M-150M    0.35%
                                                              150M-500M    0.40%
Overseas                                    LSV Asset         500M-750M    0.35%
                                            Management    750M-1Billion   0.325%
                                                             >1 Billion    0.30%
-------------------------------------------------------------------------------
Small Cap Basic Value                     Wells Capital          0-200M    0.25%
                                            Management            >200M    0.20%
-------------------------------------------------------------------------------
Small Cap Index                           Wells Capital          0-200M    0.02%
                                            Management            >200M    0.01%
-------------------------------------------------------------------------------
                                                                  0-50M    0.90%
                                                                50-180M    0.75%
                                                               180-340M    0.65%
Small Company Growth                        Peregrine          340-685M    0.50%
                                                               685-735M    0.52%
                                                                  >735M    0.55%
-------------------------------------------------------------------------------
Small Company Value                         Peregrine            0-175M    0.50%
                                                                  >175M    0.75%
-------------------------------------------------------------------------------

          Funds Management has engaged RCM, Schroder and Wells Capital Management as investment sub-advisers for the stand-alone Funds of the Trust listed below. For providing sub-advisory services, RCM, Schroder and Wells Capital Management are entitled to receive fees as described below.

-------------------------------------------------------------------------------
             Fund                                Sub-Adviser          Fee
-------------------------------------------------------------------------------
Equity Index                                    Wells Capital     0-200M    .02%
                                                  Management       >200M   0.01%
-------------------------------------------------------------------------------
Growth                                          Wells Capital     0-200M   0.25%
                                                  Management    200-400M   0.20%
                                                                   >400M   0.15%
-------------------------------------------------------------------------------
International Equity                            Wells Capital     0-200M   0.35%
                                                  Management       >200M   0.25%
-------------------------------------------------------------------------------
Montgomery Emerging Markets                     Wells Capital     0-200M   0.35%
   Focus                                          Management       >200M   0.25%
-------------------------------------------------------------------------------
Montgomery Institutional                        Wells Capital     0-200M   0.35%
   Emerging Markets                               Management       >200M   0.25%
-------------------------------------------------------------------------------
Montgomery Mid Cap Growth                       Wells Capital     0-200M   0.25%
                                                  Management       >200M   0.20%
-------------------------------------------------------------------------------
Montgomery Small Cap                            Wells Capital     0-200M   0.25%
                                                  Management       >200M   0.20%
-------------------------------------------------------------------------------
SIFE Specialized Financial                      Wells Capital     0-200M   0.25%
   Services                                       Management      0-200M   0.20%
                                                                   >400M   0.15%
-------------------------------------------------------------------------------
Small Cap Growth                                Wells Capital     0-200M   0.25%
                                                  Management       >200M   0.20%
-------------------------------------------------------------------------------
Small Cap Opportunities                            Schroder       0-275M   0.50%
                                                                   >275M   0.45%
-------------------------------------------------------------------------------
Specialized Health Sciences                          RCM          0-100M   0.95%
                                                                100-500M   0.65%
                                                                   >500M   0.60%
-------------------------------------------------------------------------------
Specialized Technology                               RCM           0-50M   1.00%
                                                                 50-100M   0.70%
                                                                   >100M   0.55%
-------------------------------------------------------------------------------

          Unaffiliated Sub-Advisers. Listed below is the aggregate dollar amount of sub-advisory fees paid by each Fund to the following unaffiliated sub-advisers for the year ended September 30, 2003:

--------------------------------------------------------------------------------
                                                                    Fees Waived/
            Fund                      Sub-Adviser     Fees Paid      Reimbursed
--------------------------------------------------------------------------------
Large Cap Appreciation                  Cadence     $  230,361.89        $0
Large Cap Value*                       Systematic   $   29,442.00        $0*
Small Cap Opportunities                 Schroder    $1,747,308.91        $0
Specialized Health Sciences               RCM       $  286,020.53        $0
Specialized Technology                    RCM       $  635,804.20        $0
--------------------------------------------------------------------------------
*The amounts indicate fees paid from August 29, 2003, the Fund's commencement date, through September 30, 2003.

Administrator

          The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

          In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund's Class A, Class B or Class C shares; 0.25% of the average daily net assets of a Fund's Institutional Class shares; and 0.15% of the average daily net assets of a Fund's Select Class shares.

Administrative Fees Paid. For the fiscal year-ends shown in the table below, the Funds, except the SIFE Specialized Financial Services Fund and the Wells Fargo Montgomery Funds, paid the following administrative fees, and the administrator waived the indicated fees:

--------------------------------------------------------------------------------
                             Year Ended           Year Ended         Year Ended
                               9/30/03              9/30/02            9/30/01
                             ---------------------------------------------------
           Fund              Funds Mgmt     Funds Mgmt/Wells Fargo   Wells Fargo
--------------------------------------------------------------------------------
Diversified Equity           $3,230,299           $2,369,182          $2,920,667
Diversified Small Cap        $  512,770           $  297,755          $  210,174
Equity Income                $1,723,438           $  677,568          $1,243,522
Equity Index                 $1,019,527           $   97,868          $  857,166
Growth                       $  731,714           $  470,678          $  638,212
Growth Equity                $1,197,611           $  783,412          $  958,099
Index                        $   12,546           $   43,195          $  909,459
International Equity         $1,015,079           $  418,863          $  330,691
Large Cap Appreciation       $        0           $        0          $        4
Large Cap Value              $        0*                 N/A                 N/A
Large Company Growth         $2,550,776           $        0          $  664,544
Small Cap Growth             $  887,054           $  410,591          $  532,953
Small Cap Opportunities      $  715,932           $  515,385          $  436,348
Small Company Growth         $  432,607           $  536,754          $  779,682
Small Company Value          $   94,194           $        0                 N/A
Specialized Health
   Sciences                  $  142,776           $   54,106          $    4,352
Specialized Technology       $  396,790           $  102,065          $  155,810
--------------------------------------------------------------------------------

----------
*The amounts indicate fees paid from August 29, 2003, the Fund's commencement date, through September 30, 2003.

Former SIFE Trust Fund. As discussed in the "Historical Fund Information" section, the SIFE Specialized Financial Services Fund was created as part of the reorganization of the SIFE Trust Fund, which occurred at the close of business on February 22, 2002. Prior to the reorganization, SIFE served as the administrator to the predecessor portfolio. Therefore, the table below shows the administrative fees paid by either the Fund or its predecessor portfolio. For the periods indicated below, the Fund paid the following administrative fees, and the respective administrator waived the indicated fees. The predecessor portfolio did not pay any administrative fees to its administrator (SIFE) for the fiscal years ended 12/31/01 and 12/31/00.

--------------------------------------------------------------------------------
                                                               Nine-Month Period
                                         Year Ended 09/30/03     Ended 9/30/02
                                              Funds Mgmt        Funds Mgmt/SIFE
                                         ---------------------------------------
              Fund                            Fees Paid            Fees Paid
--------------------------------------------------------------------------------
SIFE Specialized Financial Services          $1,640,988            $733,005
--------------------------------------------------------------------------------

Former Montgomery Funds. As discussed in the "Historical Fund Information" section, the Wells Fargo Montgomery Funds were created as part of the reorganization of certain portfolios of Montgomery into certain Funds of the Trust, which occurred on June 9, 2003. Prior to the reorganization, MAM served as administrator to the predecessor portfolios of the Wells Fargo Montgomery Funds. Therefore, the table below shows the administrative fees paid by either the Wells Fargo Montgomery Funds or their predecessor portfolios. For the periods indicated below, the Wells Fargo Montgomery Funds paid the following administrative fees and the respective administrator waived the indicated amounts:

--------------------------------------------------------------------------------------------------------------------
                         Three-Month
                         Period Ended
                           9/30/03      6/9/03 - 6/30/03   7/1/02 - 6/8/03   Year Ended 6/30/02   Year Ended 6/30/01
         Fund             Funds Mgmt       Funds Mgmt            MAM                MAM                   MAM
--------------------------------------------------------------------------------------------------------------------
Montgomery Emerging
   Markets Focus           $112,882          $10,062           $ 7,554             $ 7,366             $  4,706
Montgomery
   Institutional
   Emerging Markets        $ 30,099          $ 5,920           $25,992             $32,853             $ 53,879
Montgomery Mid Cap
   Growth                  $ 77,685          $ 6,644           $47,502             $87,341             $134,767
Montgomery Small Cap       $ 47,381          $ 5,687           $22,564             $44,244             $ 71,705
--------------------------------------------------------------------------------------------------------------------

Distributor

          Stephens Inc. ("Stephens," or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as distributor for the Funds. The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

          Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

          The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

          Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

          For the fiscal year ended September 30, 2003, the Funds listed below paid to Stephens, pursuant to the Plan, the following fees for distribution related expenses:

                                DISTRIBUTION FEES

-------------------------------------------------------------------------------------------------------------------------
                                                                      Printing,
                                                                      Mailing &     Compensation    Comp. to      Other
                  Fund                       Total     Advertising   Prospectus   to Underwriters    Br/Dlrs    (Explain)
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity
   Class B                                $  671,620        $0           $0           $      0      $      0   $  671,620
   Class C                                $   59,678        $0           $0           $ 33,200      $ 26,478   $        0
-------------------------------------------------------------------------------------------------------------------------
Equity Income
   Class B                                $  691,039        $0           $0           $      0      $      0   $  691,039
   Class C                                $   66,768        $0           $0           $ 40,115      $ 26,653   $        0
-------------------------------------------------------------------------------------------------------------------------
Equity Index
   Class B                                $  352,035        $0           $0           $      0      $      0   $  352,035
-------------------------------------------------------------------------------------------------------------------------
Growth
   Class B                                $  116,877        $0           $0           $      0      $      0   $  116,877
-------------------------------------------------------------------------------------------------------------------------
Growth Equity
   Class B                                $  104,717        $0           $0           $      0      $      0   $  104,717
   Class C                                $   17,771        $0           $0           $ 16,134      $  1,637   $        0
-------------------------------------------------------------------------------------------------------------------------
International Equity
   Class B                                $  204,654        $0           $0           $      0      $      0   $  204,654
   Class C                                $   17,400        $0           $0           $  8,713      $  8,687   $        0
-------------------------------------------------------------------------------------------------------------------------
Large Cap Appreciation
   Class B                                $    9,313        $0           $0           $      0      $      0   $    9,313
   Class C                                $    2,397        $0           $0           $  2,212      $    185   $        0
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
   Class B                                $       16        $0           $0           $      0      $      0   $       16
   Class C                                $        8        $0           $0           $      0      $      8   $        0
-------------------------------------------------------------------------------------------------------------------------
Large Company Growth
   Class B                                $1,772,331        $0           $0           $      0      $      0   $1,772,331
   Class C                                $  252,143        $0           $0           $135,626      $116,517   $        0
-------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund*
   Class B                                $      259        $0           $0           $      0      $      0   $      259
   Class C                                $      408        $0           $0           $    374      $     34   $        0
-------------------------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Growth Fund*
   Class B                                $    9,393        $0           $0           $      0      $      0   $    9,393
   Class C                                $    1,014        $0           $0           $    668      $    346   $        0
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                      Printing,
                                                                      Mailing &     Compensation    Comp. to      Other
                  Fund                       Total     Advertising   Prospectus   to Underwriters    Br/Dlrs    (Explain)
-------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund*
   Class B                                $      175        $0           $0           $      0      $      0   $      175
   Class C                                $       72        $0           $0           $     42      $     30   $        0
-------------------------------------------------------------------------------------------------------------------------
SIFE Specialized Financial Services
   Class B                                $  155,473        $0           $0           $      0      $      0   $  155,473
   Class C                                $   13,499        $0           $0           $ 13,499      $      0   $        0
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
   Class B                                $  207,806        $0           $0           $      0      $      0   $  207,806
   Class C                                $   64,575        $0           $0           $ 38,961      $ 25,614   $        0
-------------------------------------------------------------------------------------------------------------------------
Small Company Value
   Class B                                $   42,787        $0           $0           $      0      $      0   $   42,787
   Class C                                $    4,837        $0           $0           $    140      $  4,697   $        0
-------------------------------------------------------------------------------------------------------------------------
Specialized Health Sciences
   Class B                                $  120,355        $0           $0           $      0      $      0   $  120,355
   Class C                                $   16,083        $0           $0           $ 12,708      $  3,375   $        0
-------------------------------------------------------------------------------------------------------------------------
Specialized Technology
   Class B                                $  189,746        $0           $0           $      0      $      0   $  189,746
   Class C                                $   41,122        $0           $0           $ 34,672      $  6,450   $        0
-------------------------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year from June 30 to September 30, and therefore the amounts indicate fees paid from July 1, 2003 through September 30, 2003.

          The fiscal year-end for the predecessor portfolios of the Wells Fargo Montgomery Funds was June 30, 2003. For the period of June 9, 2003 through June 30, 2003, Stephens served as distributor to the Funds. Prior to June 9, 2003, Funds Distributor, Inc. ("Funds Distributor") served as the distributor to the predecessor portfolios of these Funds. For the year ended June 30, 2003, the Funds paid the following distribution-related expenses:

--------------------------------------------------------------------------------
                   Fund                           Compensation to Broker-Dealers
--------------------------------------------------------------------------------
Montgomery Emerging Markets Focus                             $  328
--------------------------------------------------------------------------------
Montgomery Institutional Emerging Markets                     $    0
--------------------------------------------------------------------------------
Montgomery Mid Cap Growth                                     $2,311
--------------------------------------------------------------------------------
Montgomery Small Cap                                          $2,010
--------------------------------------------------------------------------------

          Prior to June 9, 2003, the predecessor portfolios of the Wells Fargo Montgomery Funds used their 12b-1 Plan expenses to compensate broker-dealers who sold the Funds. None of the Funds' 12b-1 Plan expenses were used towards advertising, printing/mailing of prospectuses to other than current shareholders of the Funds, compensation to underwriters, compensation to sales personnel, interest, carrying or other financing charges.

          General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

          The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

          Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

          The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing investor services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund as indicated below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

--------------------------------------------------------------------------------
                   Fund                                                     Fee
--------------------------------------------------------------------------------
Diversified Equity
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                      N/A
--------------------------------------------------------------------------------
Diversified Small Cap
   Institutional Class                                                     0.10%
--------------------------------------------------------------------------------
Equity Income
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                      N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Fund                                                     Fee
--------------------------------------------------------------------------------
Equity Index
   Class A                                                                 0.25%
   Class B                                                                 0.25%
--------------------------------------------------------------------------------
Growth
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Institutional Class                                                      N/A
--------------------------------------------------------------------------------
Growth Equity
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                      N/A
--------------------------------------------------------------------------------
Index
   Institutional Class                                                      N/A
--------------------------------------------------------------------------------
International Equity
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                      N/A
--------------------------------------------------------------------------------
Large Cap Appreciation
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                      N/A
--------------------------------------------------------------------------------
Large Cap Value
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional                                                            N/A
--------------------------------------------------------------------------------
Large Company Growth
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                      N/A
   Select Class                                                             N/A
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Montgomery Emerging Markets Focus
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                      N/A
--------------------------------------------------------------------------------
Montgomery Institutional Emerging Markets
   Select Class                                                             N/A
--------------------------------------------------------------------------------
Montgomery Mid Cap Growth
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
--------------------------------------------------------------------------------
Montgomery Small Cap
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                     0.10%
--------------------------------------------------------------------------------
SIFE Specialized Financial Services
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Fund                                                     Fee
--------------------------------------------------------------------------------
Small Cap Growth
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                     0.10%
--------------------------------------------------------------------------------
Small Cap Opportunities
   Institutional Class                                                     0.10%
--------------------------------------------------------------------------------
Small Company Growth
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                     0.10%
--------------------------------------------------------------------------------
Small Company Value
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
   Institutional Class                                                     0.10%
--------------------------------------------------------------------------------
Specialized Health Sciences
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
--------------------------------------------------------------------------------
Specialized Technology
   Class A                                                                 0.25%
   Class B                                                                 0.25%
   Class C                                                                 0.25%
--------------------------------------------------------------------------------

          General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

          The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian

          Wells Fargo Bank, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund, except for the gateway funds, International Equity Fund, Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Specialized Health Sciences Fund and Specialized Technology Fund. The gateway funds are not charged a custody fee at the gateway level, provided that they remain gateway funds and Wells Fargo Bank receives custodial fees from the Master Trust portfolios. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.10% of the average daily net assets of the International Equity Fund, 0.25% of the average daily net assets of the Montgomery Emerging

Markets Focus Fund and Montgomery Institutional Emerging Markets Fund; and 0.07% of the average daily net assets of the Specialized Health Sciences Fund and Specialized Technology Fund.

Fund Accountant

          Effective the first quarter of 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual asset based Fund Complex fee, as listed in the chart below:

--------------------------------------------------------------------------------
Average Fund Complex Daily Net Assets                    Annual Asset Based Fees
--------------------------------------------------------------------------------
            $0-85 billion                                       0.0057%
--------------------------------------------------------------------------------
            >$85 billion                                        0.0025%
--------------------------------------------------------------------------------

          Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket expenses.

          Prior to PFPC, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Funds, except for the Large Cap Value and the Wells Fargo Montgomery Funds. For its services as fund accountant, Forum Accounting received a monthly base fee per Fund ranging from $2,000 for gateway funds up to $5,833 for Funds with significant holdings in asset-backed securities. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and Forum Accounting was also entitled to receive a fee equal to 0.0025% of the average daily net assets of each Fund (excluding the net assets invested in master portfolios of Master Trust which paid Forum Accounting a similar fee).

Transfer and Dividend Disbursing Agent

          Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

          Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. For the periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Funds and the amounts retained by Stephens are as follows:

---------------------------------------------------------------------
      Year Ended             Year Ended              Year Ended
       9/30/03*                9/30/02                 9/30/01
---------------------------------------------------------------------
   Paid      Retained      Paid      Retained     Paid       Retained
---------------------------------------------------------------------
$1,189,589   $235,808   $5,144,052   $292,472   $7,580,365   $719,187
---------------------------------------------------------------------

----------
* Amounts include fees paid by the Wells Fargo Montgomery Funds for the period from July 1, 2003 through September 30, 2003.

          Prior to June 9, 2003, Funds Distributor served as the principal underwriter for the predecessor portfolios of the Wells Fargo Montgomery Funds. For the period from July 1, 2002 through June 9, 2003, and for the years ended June 30, 2002 and June 30, 2001, the predecessor portfolios of the Wells Fargo Montgomery Funds did not pay any underwriting commissions.

          For the period from June 9, 2003 through June 30, 2003, the aggregate dollar amount of underwriting commissions paid to Stephens by the Wells Fargo Montgomery Funds was $1,289 and the amounts retained by Stephens was $164.14.

Code of Ethics

          The Fund Complex, the Adviser and the Sub-Advisers each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Advisers are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

          The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

          In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund ratings services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

          Performance information for a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

          Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

Average Annual Total Return:

          The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information for the Funds, except the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund, for the fiscal year ended September 30, 2002 is incorporated by reference to the Funds' Annual Report. Average annual total return information for the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund for the fiscal year ended June 30, 2003 is incorporated by reference to the Annual Report for these Funds.

          Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, a Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV//D//") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//D//.

          Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by a SEC, a Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV//DR//"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//DR//.

          All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, for the calendar year ended December 31, 2003 is presented in the Prospectuses.

          From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earnings ratio of a Fund or a class of a Fund in advertising and other types of literature as compared to the performance of managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

          Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker-dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

          The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

          In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies including information regarding federal and state tax levels and the related "Tax Freedom Day."

          The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class's past performance with other rated investments.

          From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to the Trust account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

          The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's Adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of September 30, 2003, Funds Management managed over $72 billion in assets.

          The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

          The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

          Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at The Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

          The International Equity, Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Specialized Health Sciences and Specialized Technology Funds use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

          Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

          For the Funds that invest directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

          Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

          Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

          The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

            The dealer reallowance for Class A shares is as follows:

--------------------------------------------------------------------------------
                              Front-End Sales   Front-End Sales       Dealer
                                 Charge as %      Charge as %      Reallowance
                                 of Public       of Net Amount    as % of Public
  Amount of Purchase          Offering Price       Invested       Offering Price
--------------------------------------------------------------------------------
Less than $50,000                  5.75%             6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 to $99,999                 4.75%             4.99%             4.00%
--------------------------------------------------------------------------------
$100,000 to $249,999               3.75%             3.90%             3.00%
--------------------------------------------------------------------------------
$250,000 to $499,999               2.75%             2.83%             2.25%
--------------------------------------------------------------------------------
$500,000 to $999,999               2.00%             2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 and over/1/             0.00%             0.00%             1.00%
--------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay on Class A shares purchased prior to February 1, 2004, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV on the date of redemption. For shares purchased on or after February 1, 2004, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

          Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A, Class B and Class C shareholders with an existing Wells Fargo Funds account may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

          Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

          Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No CDSC is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or
Section 403(b) custodial account or from a qualified retirement plan.

          Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo equity fund may purchase Class A shares of such fund at NAV.

          Reduced Sales Charges for Employees of the Transfer Agent. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.

          Temporary Waiver of Sales Charges for Certain Purchases. Through April 30, 2004, no front-end sales charge will be imposed on any purchase of shares of Wells Fargo WealthBuilder Portfolios or Class A shares of any other Wells Fargo Fund if: (i) such purchase is made with the proceeds of a redemption from any mutual fund that is not in the Wells Fargo Funds family within 120 days from the date of the redemption; and (ii) an initial or contingent deferred sales charge was paid on the prior investment in such mutual fund. Investors will be required to provide appropriate proof of eligibility for this sales charge waiver. Not all selling agents are participating in this program. If you intend to purchase shares through a selling agent, please consult your selling agent to determine their participation in this program.

          Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

          Reduced Sales Charges for Certain Former Fiduciary Accounts. Certain former fiduciary accounts that were previously invested in a Wells Fargo Fund may use the proceeds to of the redemption from such Fund to purchase Class A shares of any Wells Fargo Fund at NAV. Shareholders may be required to provide appropriate proof of eligibility for this sales charge reduction.

                             PORTFOLIO TRANSACTIONS

          The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

          Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, Stephens or affiliated broker-dealers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

          In placing orders for portfolio securities of a Fund, each Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, Funds Management oversees each Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

          Each Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser under the advisory contracts, and the expenses of each Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

          Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

          The portfolio turnover rates for the SIFE Specialized Financial Services Fund varied significantly over the past two fiscal years. The variation in the rate for the SIFE Specialized Financial Services Fund was primarily due to its reorganization with the SIFE Trust Fund. The Fund does not expect to maintain a high portfolio turnover rate under normal circumstances.

          Brokerage Commissions. For the periods listed below, the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                                Total Commissions

                                              Year-Ended   Year-Ended   Year Ended
                   Fund                        9/30/03      9/30/02      9/30/01
-------------------------------------------   ----------   ----------   ----------
Equity Index                                  $    5,591   $   23,031   $   41,554
Growth                                        $  381,932   $  781,827   $  571,618
International Equity                          $  931,561   $  251,855   $  281,975
Large Cap Appreciation                        $  356,841   $  267,582          N/A
Large Cap Value*                              $  238,732          N/A          N/A
Large Company Growth                          $1,857,480   $1,776,440          N/A

Montgomery Emerging Markets Focus**           $  389,215          N/A          N/A
Montgomery Institutional Emerging Markets**   $  102,178          N/A          N/A
Montgomery Mid Cap Growth**                   $  150,226          N/A          N/A
Montgomery Small Cap**                        $  141,981          N/A          N/A
Small Cap Growth                              $1,965,513   $5,028,008   $1,245,634
Small Cap Opportunities                       $2,508,113   $1,253,748   $  950,000
Small Company Growth                          $5,699,267          N/A          N/A
Small Company Value                           $1,333,379          N/A          N/A
SIFE Specialized Financial Services           $4,934,241   $3,273,054          N/A
Specialized Health Sciences                   $  144,266   $  160,108   $   37,000
Specialized Technology                        $  899,950   $  766,088   $  463,000

*    The Fund commenced operations on August 29, 2003.
**   Amounts indicate fees paid from July 1, 2003 through September 30, 2003.

          For the past three fiscal years ended June 30, the predecessor portfolios of the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

------------------------------------------------------------------------------------
                              Period Ended
            Fund                6/30/03*     Year Ended 6/30/02   Year Ended 6/30/01
------------------------------------------------------------------------------------
Montgomery Emerging Markets
   Focus                        $209,089          $ 82,448            $   77,614
------------------------------------------------------------------------------------
Montgomery Institutional
   Emerging Markets             $165,481          $661,134            $1,013,701
------------------------------------------------------------------------------------
Montgomery Mid Cap Growth       $164,268          $197,593            $  266,471
------------------------------------------------------------------------------------
Montgomery Small Cap            $177,765          $125,914            $  142,193
------------------------------------------------------------------------------------

*    Amounts indicate fees paid from January 1, 2003 through June 30, 2003.

          For the fiscal year ended September 30, 2003, the Sub-Advisers listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.

--------------------------------------------------------------------------------
        Sub-Adviser                        Commissions Paid   Transactions Value
--------------------------------------------------------------------------------
Cadence                                       $   20,812        $   19,748,718
RCM                                           $  297,363        $  300,478,384
Peregrine                                     $  590,476        $  244,357,816
Schroder                                      $  259,998        $  107,415,520
Systematic                                    $    1,028        $      659,047
Wells Capital Management*                     $1,337,028        $2,215,486,671
--------------------------------------------------------------------------------

----------
* Includes all transactions executed for the Wells Fargo Funds complex, including Wells Fargo Variable Trust and Master Trust. Also includes amounts paid by the Wells Fargo Montgomery Funds for the period from July 1, 2003 through September 30, 2003.

          None of the other Sub-Advisers participate in such directed brokerage practices.

          The Funds listed below paid the following aggregate dollar amount of brokerage commissions to the following affiliated brokers for the fiscal year ended September 30, 2003:

         Fund                     Broker           Commissions        Relationship
-----------------------   ----------------------   -----------   ---------------------
Large Cap Appreciation    Wells Van Kasper           $   200     Affiliate of the Fund
Small Cap Opportunities   Stephens Inc.              $18,255     Affiliate of the Fund
                          Wells Fargo Securities     $15,357     Affiliate of the Fund

          For each of the brokers listed in the chart above, the percent of aggregate commissions paid by the respective Fund to such broker and the percent of aggregate transactions involving the payment of commissions that were effected through such broker are listed below:

         Fund                     Broker           % Aggr. Comm.   % Aggr. Transactions
-----------------------   ----------------------   -------------   --------------------
Large Cap Appreciation    Wells Van Kasper             0.06%              0.001%
Small Cap Opportunities   Stephens Inc.                0.73%               0.72%
                          Wells Fargo Securities       0.61%               0.34%

          For the periods shown below, the Wells Fargo Montgomery Funds and their predecessor portfolios paid the following commissions based on the total amount of brokerage transactions directed to a broker for research services provided to such Funds:

----------------------------------------------------------------
                          1/1/03 - 6/30/03
----------------------------------------------------------------
   Adviser/Sub-Adviser     Commissions Paid   Transactions Value
----------------------------------------------------------------
Wells Capital Management       $216,080          $101,178,687
----------------------------------------------------------------

          Securities of Regular Broker-Dealers. As of September 30, 2003, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

              Fund                              Broker Dealer           Amount
-----------------------------------   -------------------------------   -------
                                          Bear Stearns & Co., Inc.      $   261
                                            Charles Schwab Corp.        $   388
Equity Index                            J.P. Morgan Securities, Inc.    $   163
                                            Goldman Sachs & Co.         $ 1,286
                                               Merrill Lynch            $ 1,225
                                           Lehman Brothers, Inc.        $   561

                                      Banc of America Securities, LLC   $26,830
                                          Bear Stearns & Co., Inc.      $13,842
SIFE Specialized Financial Services        Lehman Brothers, Inc.        $15,662
                                               Merrill Lynch            $ 5,310
                                        J.P. Morgan Securities, Inc.    $ 9,998
                                            Wachovia Corporation        $13,332

                                            Jeffries Group, Inc.        $ 1,041
Small Cap Growth                          Raymond James Financial       $ 1,140

          For the fiscal year ended June 30, 2003, the predecessor portfolios of the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund did not hold securities of any of their regular broker-dealers.

                                  FUND EXPENSES

          From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

          Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

          The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

          A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

          The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

          Qualification as a Regulated Investment Company. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

          In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

          In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

          If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

          Equalization Accounting. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

          Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

          Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

          Investment through Master Portfolios. Some of the Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more master portfolios. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent that a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio's assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the master portfolio.

          Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

          If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

          If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

          Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

          Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

          Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

          If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract;
(iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

          The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

          "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury

Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

          A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

          Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

          In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

          Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

          Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

          Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

          Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

          If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

          If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

          Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only the International Equity Fund may qualify for and make the election; however, even if the International Equity Fund qualifies for the election for a year, it may not make the election for such year. The International Equity Fund will notify each shareholder within 60 days after the close of the Fund's taxable year whether it has elected for the foreign taxes paid by the Fund to "pass-through" for that year.

          Even if the International Equity Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund's shareholder if certain holding period requirements are met. Specifically, (i) the shareholder must have held the Fund shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the shareholder became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. The International Equity Fund may choose not to make the election if the Fund has not satisfied its holding requirement.

          If the International Equity Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the International Equity Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

          In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

          Federal Income Tax Rates. As of the printing of this SAI, under recently enacted tax legislation, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

          Such recently enacted tax legislation also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

          The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

          Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalty of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

          Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

          Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

          Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ("foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to a income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

          If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

          The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

          Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

                      PROXY VOTING POLICIES AND PROCEDURES

          The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

          The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

          Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

          The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

          The Procedures set forth Funds Management's general position on various proposals, such as:

          . Routine Items - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

          . Corporate Governance - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

          . Anti-Takeover Matters - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

          . Mergers/Acquisitions and Corporate Restructurings - Funds Management's Proxy Committee will examine these items on a case-by-case basis.

          . Shareholder Rights - Funds Management will generally vote against proposals that may restrict shareholder rights.

          In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

          In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

          In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

          Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the SEC's website at http://www.sec.gov.

                                  CAPITAL STOCK

          The Funds are twenty-two of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

          Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of a Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

          With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Funds' fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

          As used in the Prospectuses and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

          Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

          Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

          Set forth below as of June 14, 2004 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                        5% OWNERSHIP AS OF June 14, 2004
--------------------------------------------------------------------------------------------
                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
Diversified Equity
--------------------------------------------------------------------------------------------
   Class A                  City of Hastings Nebraska                   Record        9.93%
                            Retirement Plan
                            C/O Great West Recordkeeper
                            8515 E Orchard Rd #2t2
                            Englewood, CO 80111-5037
--------------------------------------------------------------------------------------------
   Class B                  None                                         N/A          N/A
--------------------------------------------------------------------------------------------
   Class C                  EMJAYCO                                     Record       32.78%
                            Omnibus Account
                            P.O. Box 170910
                            Milwaukee, WI 53217-0909
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record       91.39%
                            Diversified Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank, NA FBO                    Record       83.20%
                            Diversified Small Cap Fund I
                            Acct # 210014363-2
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank, NA FBO                    Record       12.93%
                            Diversified Small Cap Fund I
                            Acct # 210014362-9
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------------------
   Class A                  PFPC Brokerage Services                     Record        7.40%
                            FBO Wells Fargo
                            211 South Gulph Road
                            King of Prussia,
                            PA 19406-3101
--------------------------------------------------------------------------------------------
   Class B                  None                                         N/A          N/A
--------------------------------------------------------------------------------------------
   Class C                  EMJAYCO                                     Record       30.52%
                            Omnibus Account
                            P.O. Box 170910
                            Milwaukee, WI 53217-0909
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                       Type of    Percentage
            Fund                        Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record       47.55%
                            Income Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapo blis, MN 55480-1533

                            Wells Fargo Bank FBO                        Record       25.25%
                            Income Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank NA FBO                     Record       23.83%
                            Income Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------------------
   Class A                  None                                         N/A          N/A
--------------------------------------------------------------------------------------------
   Class B                  None                                         N/A          N/A
--------------------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------------------
   Class A                  PFPC Brokerage Services                     Record       11.82%
                            FBO Wells Fargo
                            211 South Gulph Road
                            King of Prussia,
                            PA 19406-3101
--------------------------------------------------------------------------------------------
   Class B                  American Enterprise Investment              Record        5.04%
                            Services FBO 890000611
                            P.O. Box 9446
                            Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record       58.62%
                            ValuGrowth Stock Fund I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank FBO                        Record       26.57%
                            ValuGrowth Stock Fund I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank FBO                        Record        7.25%
                            ValuGrowth Stock Fund I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
Growth Equity Fund
--------------------------------------------------------------------------------------------
   Class A                  Wells Fargo Investments LLC                 Record        7.50%
                            A/C 1397-4103
                            608 Second Avenue South
                            Minneapolis, MN 55402-1916
--------------------------------------------------------------------------------------------
   Class B                  American Enterprise                         Record        6.11%
                            Investment Services
                            FBO 890000611 P.O. Box 9446
                            Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------
   Class C                  EMJAYCO                                     Record       73.93%
                            Omnibus Account
                            P.O. Box 170910
                            Milwaukee, WI 532

                            American Enterprise Investment Services     Record        5.72%
                            FBO 890000611 P.O. Box 9446
                            Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record       97.41%
                            Growth Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------
Index Fund
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record       83.60%
                            Index Fund I
                            Attn: Mutual Fund OPS
                            2100014379-7
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank FBO                        Record       10.61%
                            Index Fund I
                            Attn: Mutual Fund OPS
                            2100014377-1
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------------------
   Class A                  Charles Schwab & Co. Inc.                   Record       17.73%
                            Special Custody Account
                            Exclusively FBO the
                            customers 101 Montgomery
                            Street San Francisco,
                            CA 94104-4122

                            MLPF&S for the Sole Benefit                 Record        8.07%
                            of Its Customers ATTN Mutual
                            Fund Administration
                            4800 Deer Lake Dr E Fl 3
                            Jacksonville, FL  32246-6484
--------------------------------------------------------------------------------------------
   Class B                  American Enterprise Investment Services     Record        9.11%
                            FBO 890000611 P.O. Box 9446
                            Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------
   Class C                  EMJAYCO                                     Record       42.78%
                            Omnibus Account
                            PO Box 170910
                            Milwaukee, WI 53217-0909

--------------------------------------------------------------------------------------------
                                                                       Type of    Percentage
          Fund                          Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
                            American Enterprise                         Record       11.71%
                            Investment Services
                            FBO 890000611 P.O. Box 9446
                            Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record       56.15%
                            Wells Fargo Int. Equity Fund CLI
                            Attn: Mutual Fund OPS
                            Acct. # 2244404764-9
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank FBO                        Record       39.74%
                            Wells Fargo Int. Equity Fund CLI
                            Attn: Mutual Fund OPS
                            Acct # 2244404756-8
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

--------------------------------------------------------------------------------------------
Large Cap Appreciation Fund
--------------------------------------------------------------------------------------------
   Class A                  Wells Fargo Bank West NA                    Record       48.06%
                            Various Fascorp Recordkept
                            Plans 8515 E Orchard Rd 2t2
                            Greenwood Village
                            CO 80111-5002
--------------------------------------------------------------------------------------------
   Class B                  American Enterprise Investment Services     Record       13.86%
                            FBO 890000611 P.O. Box 9446
                            Minneapolis, MN 55440-9446

                            Wells Fargo Investments LLC                 Record        6.93%
                            A/C 1994-8586
                            608 Second Avenue South 8th Fl
                            Minneapolis  MN 54402-1916

--------------------------------------------------------------------------------------------
   Class C                  American Enterprise Investment Services     Record       38.84%
                            FBO 890000611 P.O. Box 9446
                            Minneapolis, MN 55440-9446

                            Wells Fargo Investments LLC                 Record        8.61%
                            A/C 1011-1953
                            608 Second Avenue South 8th Fl
                            Minneapolis MN 54402-1916

                            Wells Fargo Investments LLC                 Record        5.81%
                            A/C 7423-4078
                            608 Second Avenue South 8th Fl
                            Minneapolis  MN 54402-1916

                            EMJAYCO                                     Record        5.39%
                            Omnibus Account
                            PO Box 170910
                            Milwaukee, WI 53217-0909

--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank Minnesota,                 Record       79.38%
                            NA Omnibus Account R/R
                            c/o Mutual Fund Processing
                            PO Box 1533
                            Minneapolis, MN 55480-1533

                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
                            MII Life Ins                                Record      20.43%
                            1303 Corporate Center Drive
                            Eagan, MN 55121-1204

--------------------------------------------------------------------------------------------
Large Cap Value Fund
--------------------------------------------------------------------------------------------
   Class A                  American Enterprise Investment              Record       7.80%
                            Services FBO 890000611
                            PO Box 9446
                            Minneapolis, MN 55440-9446

                            Wells Fargo Investments LLC                 Record       6.99%
                            A/C 6498-0832
                            608 Second Avenue South 8th Fl
                            Minneapolis, 55402-1916

                            Wells Fargo Investments LLC                 Record       5.57%
                            A/C 2020-7155
                            608 Second Avenue South 8th Fl
                            Minneapolis, 55402-1916

                            Wells Fargo Investments LLC                 Record       5.49%
                            A/C 7716-0076
                            608 Second Avenue South 8th Fl
                            Minneapolis, 55402-1916

--------------------------------------------------------------------------------------------
   Class B                  Wells Fargo Investments LLC                 Record       5.84%
                            A/C8462-9188
                            608 Second Avenue South 8th Fl
                            Minneapolis, 55402-1916

--------------------------------------------------------------------------------------------
   Class C                  Wells Fargo Funds Management LLC            Record       5.28%
                            525 Market St 12th Fl
                            MAC A0103-121
                            San Francisco, CA 94105-2720

                            Wells Fargo Investments LLC                 Record      22.43%
                            A/C 8571-7161
                            608 Second Avenue South 8th Fl
                            Minneapolis, 55402-1916
--------------------------------------------------------------------------------------------
                            Wells Fargo Investments LLC                 Record      20.04%
                            A/C6119-3800
                            608 Second Avenue South 8th Fl
                            Minneapolis, 55402-1916
--------------------------------------------------------------------------------------------
                            Wells Fargo Investments LLC                 Record       9.11%
                            A/C 7102-1856
                            608 Second Avenue South 8th Fl
                            Minneapolis, 55402-1916
--------------------------------------------------------------------------------------------
                            Wells Fargo Investments LLC                 Record       8.27%
                            A/C 1177-2343
                            608 Second Avenue South 8th Fl
                            Minneapolis, 55402-1916
--------------------------------------------------------------------------------------------
                            NFCS FEBO # 0X2-079480                      Record      13.70%
                            Valera O McAdo
                            Ralph W McAdo TTEE
--------------------------------------------------------------------------------------------

                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
                            Valera O McAdo Rev Tr
                            1101 S 14th Ave West
                            Newton, IA 50280-5235

--------------------------------------------------------------------------------------------
Institutional Class         Wells Fargo Bank, NA FBO                    Record       88.62%
                            Growth Balanced Fund I
                            ATTN: Mutual Fund Ops
                            PO Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank, NA FBO                    Record        7.98%
                            Growth Balanced Fund I
                            ATTN: Mutual Fund Ops
                            PO Box 1533
                            Minneapolis, MN 55480-1533

--------------------------------------------------------------------------------------------
Large Company Growth Fund
--------------------------------------------------------------------------------------------
   Class A                  Charles Schwab & Co. Inc.                   Record       19.43%
                            Special Custody Account
                            Exclusively FBO the customers
                            101 Montgomery Street
                            San Francisco, CA 94104-4122

                            JP Morgan Chase c/o                         Record        6.78%
                            JP Morgan Retirement Plan Serv
                            Pearson Inc Retirement Plan
                            9300 Ward Parkway
                            Kansas City, MO 94114-3317

                            State Street Corp FBO                       Record        5.90%
                            First Data Corporation
                            12510 E Belford Ave Ste M21B5
                            Englewood CO 80112-5939

--------------------------------------------------------------------------------------------
   Class B                  American Enterprise Investment Services     Record        6.37%
                            FBO 890000611
                            P.O. Box 9446
                            Minneapolis, MN 55440-9446

--------------------------------------------------------------------------------------------
   Class C                  American Enterprise Investment Services     Record       15.61%
                            FBO 890000611
                            P.O. Box 9446
                            Minneapolis, MN 55440-9446

                            EMJAYCO                                     Record       14.91%
                            Omnibus Account
                            PO Box 170910
                            Milwaukee, WI 53217-0909

                            MLPF&S for the Sole Benefit                 Record        5.27%
                            Of Its Customers
                            ATTN Service Team
                            4800 Deer Lake Dr E Fl 3
                            Jacksonville FL 32246-6484

--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record      58.065%
                            Large Company Growth I
                            Attn: Mutual Fund OPS
                            Acct #2100014391-7
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------

                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
                            Wells Fargo Bank FBO                        Record      15.76%
                            Large Company Growth I
                            Attn: Mutual Fund OPS
                            Acct #2100014389-4
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

--------------------------------------------------------------------------------------------
   Select Class*            None                                          None       None
--------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund
--------------------------------------------------------------------------------------------
   Class A                  Charles Schwab & Co Inc                     Record      30.01%
                            Special Custody Account Exclusively
                            FBO The Customers
                            101 Montgomery St
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------
   Class B                  American Enterprise Investment Services     Record      21.23%
                            FBO 890000611
                            P.O. Box 9446
                            Minneapolis, CA 55440-9446

--------------------------------------------------------------------------------------------
   Class C                  American Enterprise Investment Services     Record      10.67%
                            FBO 890000611
                            P.O. Box 9446
                            Minneapolis, MN 55402-1916

                            NFSC FEBO # Z10-097314                      Record      10.11%
                            Richard S. Zimmerman
                            10375 Wilshire Blvd
                            Los Angeles, CA 90024-4728
--------------------------------------------------------------------------------------------
   Institutional Class      Charles Schwab & Co Inc                     Record      32.78%
                            Special Custody Account Exclusively
                            FBO The Customers
                            101 Montgomery St
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------
Montgomery Institutional Emerging Markets Fund
--------------------------------------------------------------------------------------------
   Select Class             Northern Trust Co Cust                      Record      31.36%
                            FBO Fireman's Annuity & Benefit Fund
                            of Chicago
                            #51860410000
                            PO Box 92956
                            Chicago, IL 60675-2956

                            Middlesex County Retirement System          Record      21.57%
                            ATTN Nancy B O'Neil
                            40 Thorndike St
                            New Superior Courthouse 3rd Level
                            Cambridge, MA 02141-1755

                            Asea Brown Bovari Master Trust              Record      20.53%
                            C/O Mr. John Cutler
                            PO Box 5308
                            Norwalk., CT 06856-5308

                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
                            Alstrom Power Inc                           Record       6.57%
                            Alstrom Master Trust
                            Member-Pension Fund/ Mr. Eric Wood
                            C/O Investment Solutions Inc
                            Westport, CT 06880-3410

                            Haverhill Retirement Board                  Record       9.45%
                            ATTN Kathleen Gallant
                            4 Summer St Rm 303
                            Haverhill, MA 01830-5843

                            The McConnell Foundation                    Record       7.92%
                            Attn Lee Salter
                            PO Box 492050
                            Redding, CA 96049-2050
--------------------------------------------------------------------------------------------
Montgomery Mid Cap Growth Fund
--------------------------------------------------------------------------------------------
   Class A                  Charles Schwab & Co Inc                     Record      22.87%
                            Special Custody Account
                            Exclusively FBO The Customers
                            101 Montgomery St
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------
   Class B                  American  Enterprise Investment             Record       5.34%
                            Services FBO 890000611
                            P.O. Box 9446
                            Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------
   Class C                  American Enterprise Investment              Record       8.68%
                            Services FBO 890000611
                            PO Box 9446
                            Minneapolis, MN 5540-9446

                            Wells Fargo Investments, LLC                Record       7.62%
                            A/C 1961-6074
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916
--------------------------------------------------------------------------------------------
                            Wells Fargo Invest5421-5619                 Record       6.42%
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                Record       5.21%
                            A/C 8685-4926
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                Record       5.08%
                            A/C 2601-5132
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916
--------------------------------------------------------------------------------------------
Montgomery Small Cap Fund
--------------------------------------------------------------------------------------------
   Class A                  Wells Fargo Bank                            Record      13.89%
                            FBO 13357300
                            PO Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank                            Record      10.72%
                            FBO 13357100
                            PO Box 1533
                            Minneapolis, MN 55480-1533

--------------------------------------------------------------------------------------------
                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
                            Northern Trust Bank of Dallas Cust          Record       9.14%
                            FBO Dallas Symphony Foundation
                            A/C # 26-00195
                            PO Box 92956
                            Chicago, IL 60675-2956

                            Wells Fargo Bank                            Record      6.835%
                            FBO 13357200
                            PO Box 1533
                            Minneapolis, MN 55480-1533

                            Charles Schwab & Co Inc                     Record       5.35%
                            Special Custody Account
                            Exclusively FBO The Customers
                            101 Montgomery St
                            San Francisco, CA 94104-4122

                            Wells Fargo Bank, NA FBO                    Record       5.15
                            Ben B. Cheney
                            18-244000
                            PO Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------
   Class B                  Diana Y H Tao & John D Ho JTWROS            Record      10.77%
                            Block 11-41 C
                            Royal Ascot 1 Tsun King Road
                            Shatin Hong Kong

                            Wells Fargo Investments LLC                 Record       8.20%
                            A/C 7820-5876
                            608 Second Avenue South 8th Fl
                            Minneapolis, MN 55402-1916

                            Sam Smith &                                 Record      7.594%
                            Sharon G Smith JTWROS
                            102 Cassin Ct
                            Folsom, CA 95630-8044
--------------------------------------------------------------------------------------------
   Class C                  Southwest Securities Inc FBO                Record      15.86%
                            Kay Darlene Davis
                            SWS Securities Inc As SEP IRA Custodian
                            PO Box 509002
                            Dallas, TX 75250-9002

                            Wells Fargo Investments LLC                 Record      13.15%
                            A/C 2601-5132
                            608 Second Avenue South 8th Fl
                            Minneapolis, MN 55402-1916

                            Donal Bruce Scott &                         Record      11.70%
                            Dawn S Scott JTWROS
                            190 E Edith Ave
                            Los Altos CA 94022-3034

                            Wells Fargo Investments LLC                 Record      10.25%
                            A/C 5057-4120
                            608 Second Avenue South 8th Fl
                            Minneapolis, MN 54402-1916

                            Wells Fargo Investments LLC                 Record       8.11%

--------------------------------------------------------------------------------------------
                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
                            A/C 7143-9317
                            608 Second Avenue South 8th Fl
                            Minneapolis, MN 94105-2720

                            Wells Fargo Funds Management LLC            Record       6.07%
                            525 Market St 12th Fl
                            MAC-A0103-121
                            San Francisco, CA 94105-2720
--------------------------------------------------------------------------------------------
                            Wells Fargo Investments LLC                 Record       5.10%
                            A/C 5057-4122
                            608 Second Avenue South 8th Fl
                            Minneapolis, MN 55402-1916
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record      66.65%
                            Montgomery Small Cap I
                            A/C 2288800002-2
                            ATTN: Mutual Fund Ops
                            P.O. Box 1533
                            Minneapolis, MN 55482-1533
--------------------------------------------------------------------------------------------
                            Wells Fargo Bank FBO                        Record      31.39%
                            Montgomery Small Cap I
                            A/C 2288800001-9
                            ATTN: Mutual Fund Ops
                            P.O. Box 1533
                            Minneapolis, MN 55482-1533
--------------------------------------------------------------------------------------------
SIFE Specialized Financial Services Fund
--------------------------------------------------------------------------------------------
   Class A                  None                                         N/A          N/A
--------------------------------------------------------------------------------------------
   Class B                  None                                         N/A          N/A
--------------------------------------------------------------------------------------------
   Class C                  None                                         N/A          N/A
--------------------------------------------------------------------------------------------
Small Cap Growth Fund
--------------------------------------------------------------------------------------------
   Class A                  PFPC Brokerage Services                     Record       9.17%
                            FBO Wells Fargo
                            211 South Gulph Road
                            King of Prussia, PA 19406-3101

                            Charles Schwab & Co. Inc.                   Record      14.78%
                            Special Custody Account
                            Exclusively FBO the customers
                            101 Montgomery Street
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------
   Class B                  American Enterprise Investment Services     Record      14.12%
                            FBO 89000611
                            P.O. Box 9446
                            Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------
   Class C                  EMJAYCO                                     Record      40.55%
                            Omnibus Account
                            PO Box 170910
                            Milwaukee, WI 53217-0909

                            MLPF&S for the Sole Benefit                 Record      14.57%
                            Of Its Customers
                            ATTN Mutual Fund Administration
                            4800 Deer Lake Dr E Fl 3
                            Jacksonville FL 32246-6484
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank FBO                        Record      84.92%
                            Small Company Stock Fund I

--------------------------------------------------------------------------------------------
                                                                       Type of    Percentage
           Fund                         Name and Address              Ownership    of Class
--------------------------------------------------------------------------------------------
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank FBO                        Record       9.06%
                            Small Company Stock Fund I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------
Small Cap Opportunities Fund
--------------------------------------------------------------------------------------------
   Institutional Class      Wells Fargo Bank Minnesota NA               Record       5.85%
                            Small Cap Opportunities Fund I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Wells Fargo Bank Minnesota NA               Record      84.33%
                            Small Cap Opportunities Fund I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450
--------------------------------------------------------------------------------------------
Small Company Growth Fund
--------------------------------------------------------------------------------------------
   Class A                  AMVESCAP NATL TR CO TTEE FBO                Record      55.55%
                            LYKES BRO. INC., RETIREMENT
                            SAVINGS PLAN
                            PO BOX 105779
                            ATLANTA, GA 30348-5779

                            AMERICAN RNTERPRISE INVESTMENT              Record      10.64%
                            SERVICES FBO 890000611
                            PO Box 9446
                            Minneapolis, MN 55440-9446

                            Charles Schwab & Co Inc                     Record       6.98%
                            Special Custody Account
                            Exclusively for the Customers
                            101 California St
                            San Francisco, CA 94104-4122

                            Louisa P Rodriguez                          Record       6.46%
                            250 Milton Rd
                            Rye, NY 10580-3543
--------------------------------------------------------------------------------------------
   Class B                  American Enterprise Investment              Record      53.83%
                            Services FBO 890000611
                            PO Box 9446
                            Minneapolis, MN 55440-9446

                            Wells Fargo Investments LLC                 Record      21.97%
                            A/C 2033-0551
                            608 Second Avenue South 8th Fl
                            Minneapolis, MN 55402-1916

                            Wells Fargo Funds Management LLC            Record      11.03%
                            525 Market St 12th Fl
                            MAC-A0103-121
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                             Type of    Percentage
            Fund                           Name and Address                 Ownership    of Class
--------------------------------------------------------------------------------------------------
                              San Francisco, CA 94105-2720

                              Pershing LLC                                    Record       6.13%
                              PO Box 2052
                              Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------------------------
Class C                       Wells Fargo Investments LLC                     Record      40.31%
                              A/C 5148-5804
                              608 Second Avenue South 8th Fl
                              Minneapolis, MN 55402-1916

                              Wells Fargo Investments LLC                     Record      29.74%
                              A/C 5148-5804
                              608 Second Avenue South 8th Fl
                              Minneapolis, MN 55402-1916

                              Wells Fargo Funds Management LLC                Record      27.12%
                              525 Market St 12th Fl
                              MAC-A0103-121
                              San Francisco, CA 94105-2720

--------------------------------------------------------------------------------------------------
Institutional Class           Wells Fargo Bank FBO                            Record      62.90%
                              Small Company Growth I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN  55480-1533

                              Vanguard Fiduciary Trust Company                Record      15.91%
                              Attn: Outside Funds
                              PO Box 2600
                              Valley Forge, PA 19482-2600

                              Wells Fargo Bank FBO                            Record       5.90%
                              Small Company Growth I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

                              NFSC FEBO #                                     Record       6.43%
                              F2J-000019
                              FIIOCAs Agent
                              For Qualified Employee Benefit Plans (401K)
                              100 Magellan Way KWIC
                              Covington, KY 41015-1999
--------------------------------------------------------------------------------------------------
Small Company Value Fund
--------------------------------------------------------------------------------------------------
   Class A                    Charles Schwab & Co. Inc.                       Record      39.67%
                              Special Custody Account
                              Exclusively FBO the customers
                              101 Montgomery Street
                              San Francisco, CA 94104-4122

                              American Enterprise Investment Services         Record       7.22%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------------
   Class B                    American Enterprise Investment Services         Record      17.82%
                              FBO 890000611
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                             Type of    Percentage
            Fund                           Name and Address                 Ownership    of Class
--------------------------------------------------------------------------------------------------
                              P.O. Box 9446
                              Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------------
   Class C                    EMJAYCO                                         Record      11.16%
                              Omnibus Account
                              PO Box 170910
                              Milwaukee, WI 53217-0909

                              American Enterprise Investment Services         Record       6.35
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank N.A.                           Record      90.62%
                              Omnibus Account R/R
                              C/O Mutual Fund Processing
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

                              Wells Fargo Bank a N.A.                         Record      6.49%
                              Omnibus Account C/C
                              C/O Mutual Fund Processing
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------------
Specialized Health Sciences Fund
--------------------------------------------------------------------------------------------------
   Class A                    Charles Schwab & Co., Inc.                      Record      20.90%
                              Special Custody Account
                              Exclusively FBO The Customers
                              101 Montgomery Street
                              San Francisco, CA 94104-4122

                              American Enterprise Investment Services         Record      10.17%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------------
   Class B                    American Enterprise Investment Services         Record      11.46%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------------
   Class C                    MLPF&S for the Sole Benefit                     Record       8.24%
                              Of Its Customers
                              ATTN Mutual Fund Administration
                              4800 Deer Lake Dr E Fl 3
                              Jacksonville FL 32246-6484

                              American Enterprise Investment Services         Record       5.12%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------------------------
Specialized Technology Fund
--------------------------------------------------------------------------------------------------
   Class A                    Charles Schwab & Co., Inc.                      Record      23.63%
                              Special Custody Account
                              Exclusively FBO The Customers
                              101 Montgomery Street
                              San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------
   Class B                    N/A                                               N/A         N/A
--------------------------------------------------------------------------------------------------
   Class C                    MLPF&S for the Sole Benefit                     Record       6.21%
                              Of Its Customers
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                             Type of    Percentage
            Fund                           Name and Address                 Ownership    of Class
--------------------------------------------------------------------------------------------------
                              ATTN Mutual Fund Administration
                              4800 Deer Lake Dr E Fl 3
                              Jacksonville FL 32246-6484

                              NFSC FEBO # W88-023221                          Record       5.26%
                              Brian Herrara
                              9846 E. Madera Dr.
                              Scottsdale, AZ 85262-2986
--------------------------------------------------------------------------------------------------

     *The Large Company Growth Fund Select Class commenced operations on June 30, 2004. As of that date, Stephens Inc., 111 Center Street, Suite 300, Little Rock, AR 72201 was the record owner of 100% of the Select Class shares.

          For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

          The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

          Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

          KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

          The portfolios of investments and audited financial statements for the Funds for the year ended September 30, 2003 are hereby incorporated by reference to the Funds' Annual Report.

                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

Exhibit
Number                                     Description
-------                                    -----------
(a)            -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 54, filed December
                   27, 2002.

(b)            -   Not Applicable.

(c)            -   Not Applicable.

(d)(1)(i)      -   Investment Advisory Agreement with Wells Fargo Funds
                   Management, LLC, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

      (ii)     -   Amended and Restated Fee and Expense Agreement between Wells
                   Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

   (2)(i)      -   Investment Sub-Advisory Agreement with Barclays Global Fund
                   Advisors, incorporated by reference to Post-Effective
                   Amendment No. 22, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

      (ii)     -   Investment Sub-Advisory Agreement with Galliard Capital
                   Management, Inc., incorporated by reference to Post-Effective
                   Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed
                   November 1, 2001; Appendix A, incorporated by reference to
                   Post-Effective Amendment No. 66, filed October 1, 2003.

      (iii)    -   Investment Sub-Advisory Agreement with Peregrine Capital
                   Management, Inc., incorporated by reference to Post-Effective
                   Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed
                   February 8, 2002; Appendix A, incorporated by reference to
                   Post-Effective Amendment No. 66, filed October 1, 2003.

      (iv)     -   Investment Sub-Advisory Agreement with Schroder Investment
                   Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule
                   A, incorporated by reference to Post-Effective Amendment No.
                   58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (v)      -   Investment Sub-Advisory Agreement with Smith Asset Management
                   Group, L.P, incorporated by reference to Post-Effective
                   Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (vi)     -   Investment Sub-Advisory Agreement with Wells Capital
                   Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                   Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (vii)    -   Investment Sub-Advisory Agreement with Dresdner RCM Global
                   Investors, LLC, incorporated by reference to Post-Effective
                   Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (viii)   -   Not Applicable.

      (ix)     -   Investment Sub-Advisory Agreement with Cadence Capital
                   Management, incorporated by reference to Post-Effective
                   Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (x)      -   Investment Sub-Advisory Agreement with Sutter Advisors LLC, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (xi)     -   Investment Sub-Advisory Agreement with Systematic Financial
                   Management, L.P., incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

      (xii)    -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

(e)            -   Amended and Restated Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002;
                   Appendix A, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

(f)            -   Not Applicable.

(g)(1)         -   Not Applicable.

   (2)         -   Custody Agreement with Wells Fargo Bank, N.A. (formerly Wells
                   Fargo Bank Minnesota, N.A.), incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000;
                   Appendix A, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

      (i)      -   Delegation Agreement (17f-5) with Wells Fargo Bank, N.A.
                   (formerly Wells Fargo Bank Minnesota, N.A.), incorporated by reference to Post-Effective Amendment No. 16, filed October
                   30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

   (3)         -   Securities Lending Agreement by and among Wells Fargo Funds
                   Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank
                   Minnesota, N.A., incorporated by reference to Post-Effective
                   Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

   (4)         -   Not Applicable.

(h)(1)         -   Administration Agreement with Wells Fargo Funds Management,
                   LLC, incorporated by reference to Post-Effective Amendment
                   No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed January
                   30, 2004.

   (2)         -   Accounting Services Agreement with PFPC Inc., incorporated by reference to Post-Effective Amendment No. 54, filed December
                   27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

   (3)         -   Transfer Agency and Service Agreement with Boston Financial
                   Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000;
                   Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003;
                   Schedule A, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

   (4)         -   Shareholder Servicing Plan, incorporated by reference to
                   Post-Effective Amendment No. 16, filed October 30, 2000;
                   Appendix A, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

   (5)         -   Shareholder Servicing Agreement, incorporated by reference to
                   Post-Effective Amendment No. 8, filed December 17, 1999.

(i)            -   Legal Opinion, filed herewith.

(j)(A)         -   Consent of Independent Auditors regarding the Equity Funds, incorporated by reference to Post-Effective Amendment No. 69, filed on January 30, 2004; Consent of Independent Auditors regarding the Outlook Funds and the Large Company Growth
                   Fund, filed herewith.

(j)(1)         -   Power of Attorney, Robert C. Brown, filed herewith.

   (2)         -   Not Applicable.

   (3)         -   Not Applicable.

   (4)         -   Power of Attorney, Thomas S. Goho, filed herewith.

   (5)         -   Power of Attorney, Peter G. Gordon, filed herewith.

   (6)         -   Not Applicable.

   (7)         -   Power of Attorney, Richard M. Leach, filed herewith.

   (8)         -   Power of Attorney, J. Tucker Morse, filed herewith.

   (9)         -   Power of Attorney, Timothy J. Penny, filed herewith.

   (10)        -   Power of Attorney, Donald C. Willeke, filed herewith.

   (11)        -   Not Applicable.

   (12)        -   Power of Attorney, Karla M. Rabusch, filed herewith.

   (13)        -   Not Applicable.

   (14)        -   Power of Attorney, Stacie D. DeAngelo, filed herewith.

(k)            -   Not Applicable.

(l)            -   Not Applicable.

(m)            -   Rule 12b-1 Plan, incorporated by reference to Post-Effective
                   Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004 (see Exhibit (e) above for related
                   Distribution Agreement).

(n)            -   Rule 18f-3 Plan, incorporated by reference to Post-Effective
                   Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

(o)            -   Not Applicable.

(p)(1)         -   Joint Code of Ethics for Funds Trust, Master Trust and
                   Variable Trust, incorporated by reference to Post-Effective
                   Amendment No. 20, filed May 1, 2001.

   (2)         -   Wells Fargo Funds Management, LLC Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

   (3)         -   Barclays Global Investors, N.A. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                   2001.

   (4)         -   Dresdner RCM Global Investors, LLC Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (5)         -   Galliard Capital Management, Inc. Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (6)         -   Peregrine Capital Management, Inc. Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (7)         -   Schroder Investment Management North America Inc. Code of
                   Ethics, incorporated by reference to Post-Effective Amendment
                   No. 15, filed October 2, 2000.

   (8)         -   Smith Asset Management Group, L.P. Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (9)         -   Wells Capital Management Incorporated Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

   (10)        -   Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 67, filed October
                   31, 2003.

   (11)        -   Not Applicable.

   (12)        -   Sutter Advisors LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

   (13)        -   Systematic Financial Management, L.P. Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

   (14)        -   LSV Asset Management Code of Ethics and Personal Trading
                   Policy, incorporated by reference to Post-Effective Amendment
                   No. 67, filed October 31, 2003.

Item 24. Persons Controlled by or Under Common Control with the Fund.

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-adviser for the Large Cap Appreciation Portfolio of Wells Fargo Master Trust ("Master Trust") in which several Funds of the Trust invest. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (k) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (l) LSV Asset Management ("LSV") serves as sub-adviser to Overseas Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (m) Cooke & Bieler, L.P. ("Cooke & Bieler") is expected to serve as the sub-adviser to the Wells Fargo C&B Large Cap Value Fund, Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

          (c) Not Applicable.

Item 28. Location of Accounts and Records.

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

          (n) Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, California 94104.

          (o) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

          (p) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

          (q) Cooke & Bieler, L.P. will maintain all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services.

          Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 30th day of June, 2004.

                                                  WELLS FARGO FUNDS TRUST


                                                  By: /s/ Carol Lorts
                                                      --------------------------
                                                      Carol Lorts
                                                      Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 72 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                             Title                           Date
---------                             -----                           ----


                 *                    Trustee
-----------------------------------
Robert C. Brown


                 *                    Trustee
-----------------------------------
Thomas S. Goho


                 *                    Trustee
-----------------------------------
Peter G. Gordon


                 *                    Trustee
-----------------------------------
Richard M. Leach


                 *                    Trustee
-----------------------------------
J. Tucker Morse


                 *                    Trustee
-----------------------------------
Timothy J. Penny


                 *                    Trustee
-----------------------------------
Donald C. Willeke


                 *                    President
-----------------------------------   (Principal Executive Officer)
Karla M. Rabusch


                 *                    Treasurer
-----------------------------------   (Principal Financial Officer)
Stacie D. DeAngelo

                                                                      06/30/2004


By: /s/ Carol Lorts
    -------------------------------
    Carol Lorts
    June 30, 2004

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                Description
--------------                -----------

EX-99.B(i)       Legal Opinion
EX-99.B(j)(A)    Consent of Independent Auditors
EX-99.B(j)(1)    Power of Attorney, Robert C. Brown
EX-99.B(j)(4)    Power of Attorney, Thomas S. Goho
EX-99.B(j)(5)    Power of Attorney, Peter G. Gordon
EX-99.B(j)(7)    Power of Attorney, Richard M. Leach
EX-99.B(j)(8)    Power of Attorney, J. Tucker Morse
EX-99.B(j)(9)    Power of Attorney, Timothy J. Penny
EX-99.B(j)(10)   Power of Attorney, Donald C. Willeke
EX-99.B(j)(12)   Power of Attorney, Karla M. Rabusch
EX-99.B(j)(14)   Power of Attorney, Stacie D. DeAngelo